UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File No. 811-09054
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CREDIT SUISSE OPPORTUNITY FUNDS
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(Exact Name of Registrant as Specified in Charter)

Eleven Madison Avenue, New York, New York 10010
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(Address of Principal Executive Offices)               (Zip Code)

John G. Popp

Credit Suisse Opportunity Funds

Eleven Madison Avenue

New York, New York 10010

Registrant’s telephone number, including area code: (212) 325-2000

Date of fiscal year end: October 31st

Date of reporting period: November 1, 2019 to October 31, 2020

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

October 31, 2020

■  CREDIT SUISSE
STRATEGIC INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objective, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report
October 31, 2020 (unaudited)

November 30, 2020

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Strategic Income Fund (the "Fund") for the 12-month period ended October 31, 2020.

Performance Summary
11/01/19 – 10/31/20

Fund & Benchmark	Performance
Class I1	2.21%
Class A1,2	1.96%
Class C1,2	1.19%
ICE BofA ML 3-Month US Treasury Bill Index[3]	0.92%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: A volatile investment period

The annual period ended October 31, 2020, was one of unexpected volatility for markets. Credit markets, especially high yield and senior loans, showed strength in the beginning of the period, as a strong economic backdrop highlighted by declining unemployment boosted corporate earnings, while declining interest rates increased investor appetite. However, markets plunged in March 2020, as COVID-19 spread in the United States. The high yield bond and senior loan markets recovered in the second quarter thanks to the partial lifting of lockdowns and restrictions in parts of the United States and Europe which caused Index and opportunistic credit buyers to re-enter the market, and economic activity to begin to bounce back. This recovery continued through the summer and early fall, as third quarter earnings continued to improve and investors began to gain confidence that improvements will continue into 2021. The ICE BofAML US High Yield Constrained Index returned 2.31% for the period, while the Credit Suisse Leveraged Loan Index returned 1.50% for the period. In comparison, the ICE BofA ML 3-month Treasury Bill index (the Fund's benchmark), returned 0.92%.

Strategic Review and Outlook: Cautiously optimistic going forward

For the annual period ended October 31, 2020, the Fund outperformed the Benchmark. Fund performance benefitted from allocations to the high yield and senior loan asset classes, as both contributed positively to absolute returns. In particular, senior loans contributed more than half of overall returns. In contrast, the asset backed (CLO) asset class detracted from performance.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

We have been encouraged by the recovery in performance and liquidity positions of most companies. With JPMorgan revising their 2021 default forecast to 3.5% for both loans and high yield, we expect default rates to moderate from current levels. While the markets and U.S. economy are by no means out of the woods, we remain constructive on the below-investment-grade markets over the intermediate and long term. Going forward, we will look for opportunities to add yield to the portfolio without taking unnecessary credit.

The Credit Suisse Credit Investments Group

John G. Popp
Andrew H. Marshak
Thomas J. Flannery
Louis I. Farano
Wing Chan
David J. Mechlin

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

CLOs are subject to the risk of substantial losses due to actual defaults, decrease of market value due to collateral defaults and disappearance of subordinate tranches, market anticipation of defaults, and investor aversion to CLO securities as a class. The risks of CLOs depend largely on the type of the underlying loans and the tranche of CLOs in which the Fund invests. In addition, CLOs carry risks including interest rate risk and credit risk.

Additional principal risk factors for the Fund include conflict of interest risk, convertible securities risk, credit risk, derivatives risk, extension risk, foreign securities risk, futures contracts risk, hedged exposure risk, illiquidity risk, interest rate risk, market risk, mortgage- and asset-backed securities risk, prepayment risk, short position risk, U.S. government securities risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

could lose money over any period of time. Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2020; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Strategic Income Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and the ICE BofAML
3-Month US Treasury Bill Index3
from Inception (9/28/12)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. Prior to November 12, 2019, Credit Suisse had contractually agreed to limit expenses so that the Fund's annual operating expenses did not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (2.86)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including maximum contingent deferred sales charge ("CDSC") of 1.00%), was 0.23%.

3  The ICE BofAML 3-Month US Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index. The index was previously known as the BofA Merrill Lynch 3-Month US Treasury Bill Index.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Average Annual Returns as of October 31, 20201

	1 Year	5 Years	Since Inception[2]
Class I	2.21%	5.49%	5.91%
Class A Without Sales Charge	1.96%	5.21%	5.63%
Class A With Maximum Sales Charge	(2.86)%	4.19%	5.00%
Class C Without CDSC	1.19%	4.42%	4.85%
Class C With CDSC	0.23%	4.42%	4.85%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.11% for Class I shares, 1.36% for Class A shares and 2.11% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.80% for Class I shares, 1.05% for Class A shares and 1.80% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective November 12, 2019, the Fund entered into a written contract to limit expenses to 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares and 1.79% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. Prior to November 12, 2019, Credit Suisse had contractually agreed to limit expenses so that the Fund's annual operating expenses did not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2020.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2020

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$1,124.80	$1,123.40	$1,117.90
Expenses Paid per $1,000*	$4.22	$5.55	$9.53
Hypothetical 5% Fund Return
Beginning Account Value 05/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$1,021.17	$1,019.91	$1,016.14
Expenses Paid per $1,000*	$4.01	$5.28	$9.07
	Class I	Class A	Class C
Annualized Expense Ratios*	0.79%	1.04%	1.79%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Credit Suisse Strategic Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2020)

S&P Ratings**
BBB	3.5%
BB	20.3
B	46.2
CCC	23.5
CC	0.1
C	0.0[1]
NR	5.4
Subtotal	99.0
Equity and Other	1.0
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

Credit Suisse Strategic Income Fund
Schedule of Investments
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (41.3%)
Advertising (0.2%)
$500	TripAdvisor, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/22 @ 103.50)(1)	(BB-, B1)	07/15/25	7.000	$521,062
Aerospace & Defense (0.6%)
500	Science Applications International Corp., Rule 144A, Company Guaranteed Notes (Callable 04/01/23 @ 102.44)(1)	(BB-, B1)	04/01/28	4.875	524,640
880	Signature Aviation U.S. Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.00)(1)	(BB, Ba3)	03/01/28	4.000	852,500
250	TransDigm, Inc., Global Company Guaranteed Notes (Callable 03/15/22 @ 103.75)	(B-, B3)	03/15/27	7.500	258,635
					1,635,775
Auto Parts & Equipment (1.5%)
1,400	BorgWarner, Inc., Rule 144A, Senior Unsecured Notes(1)	(BBB, Baa1)	10/01/25	5.000	1,627,779
1,835	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(1)	(CCC+, Caa1)	05/15/27	8.500	1,917,208
650	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(1)	(CCC, Caa1)	11/15/26	5.625	437,125
					3,982,112
Automakers (0.1%)
250	Winnebago Industries, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/23 @ 103.13)(1)	(BB, B2)	07/15/28	6.250	264,844
Brokerage (0.5%)
1,298	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(1)	(BB-, Ba3)	06/15/25	8.625	1,371,824
Building & Construction (0.3%)
658	TopBuild Corp., Rule 144A, Company Guaranteed Notes (Callable 05/01/21 @ 102.81)(1)	(BB, Ba3)	05/01/26	5.625	676,506
Building Materials (3.5%)
700	Advanced Drainage Systems, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/22 @ 102.50)(1)	(B, B1)	09/30/27	5.000	734,958
450	BMC East LLC, Rule 144A, Senior Secured Notes (Callable 11/16/20 @ 102.75)(1)	(BB, B1)	10/01/24	5.500	462,094

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Building Materials
$1,000	Installed Building Products, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.88)(1)	(B+, B3)	02/01/28	5.750	$1,057,310
1,400	James Hardie International Finance DAC, Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.50)(1)	(BB, Ba1)	01/15/28	5.000	1,488,984
750	Masonite International Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.69)(1)	(BB+, Ba3)	02/01/28	5.375	796,267
2,310	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 100.00)(1),(2)	(CCC+, Caa2)	05/15/23	9.000	2,292,675
1,000	Summit Materials Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/16/20 @ 102.56)(1)	(BB, B2)	06/01/25	5.125	1,016,145
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes (Callable 06/15/22 @ 103.56)(1)	(BB-, B2)	06/15/25	7.125	539,413
500	WESCO Distribution, Inc., Rule 144A, Company Guaranteed Notes ( Callable 06/15/23 @ 103.63)(1)	(BB-, B2)	06/15/28	7.250	548,202
500	White Cap Buyer LLC, Rule 144A, Senior Unsecured Notes (Callable 10/15/23 @ 103.44)(1)	(CCC+, Caa1)	10/15/28	6.875	513,438
					9,449,486
Cable & Satellite TV (1.1%)
614	Midcontinent Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 102.69)(1)	(B, B3)	08/15/27	5.375	641,437
1,200	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(1)	(BB-, Ba3)	03/01/28	5.500	1,266,600
461	Virgin Media Secured Finance PLC, Rule 144A, Senior Secured Notes (Callable 08/15/21 @ 102.75)(1)	(BB-, Ba3)	08/15/26	5.500	480,466
450	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(1)	(B+, B1)	01/15/27	5.500	467,705
					2,856,208
Chemicals (2.5%)
675	Alpha U.S. Bidco, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 103.13)(1)	(CCC, Caa2)	02/01/25	6.250	683,438

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Chemicals
$1,250	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 101.00)(1),(3)	(CCC, Caa2)	06/01/23	8.750	$1,260,806
250	Avient Corp., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 102.88)(1)	(BB-, Ba3)	05/15/25	5.750	263,438
1,540	Ingevity Corp., Rule 144A, Company Guaranteed Notes (Callable 02/01/21 @ 102.25)(1)	(NR, Ba3)	02/01/26	4.500	1,574,357
250	Minerals Technologies, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.50)(1)	(BB-, Ba3)	07/01/28	5.000	258,125
52	Reichhold Industries, Inc., Rule 144A, Senior Secured Notes(1),(4),(5),(6),(7)	(NR, NR)	05/01/18	9.000	706
750	Tronox, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/21 @ 103.25)(1),(2)	(B, B3)	04/15/26	6.500	761,632
1,695	Venator Materials LLC, Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 104.31)(1)	(CCC+, Caa1)	07/15/25	5.750	1,460,878
400	Venator Materials LLC, Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 107.13)(1)	(B, B1)	07/01/25	9.500	425,892
					6,689,272
Consumer/Commercial/Lease Financing (0.8%)
2,170	Cargo Aircraft Management, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 102.38)(1)	(B+, Ba3)	02/01/28	4.750	2,209,331
Diversified Capital Goods (0.4%)
350	EnerSys, Rule 144A, Company Guaranteed Notes (Callable 01/30/23 @ 100.00)(1)	(BB+, Ba3)	04/30/23	5.000	360,719
750	Stevens Holding Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/23 @ 101.53)(1)	(B+, B2)	10/01/26	6.125	804,232
					1,164,951
Electric-Integrated (0.1%)
125	PG&E Corp., Global Senior Secured Notes (Callable 07/01/23 @ 102.50)	(BB-, B1)	07/01/28	5.000	125,481
125	PG&E Corp., Global Senior Secured Notes (Callable 07/01/25 @ 102.63)	(BB-, B1)	07/01/30	5.250	125,156
					250,637
Electronics (0.4%)
500	ON Semiconductor Corp., Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.94)(1)	(BB, Ba2)	09/01/28	3.875	509,375

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Electronics
$500	Sensata Technologies Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/29 @ 100.00)(1)	(BB+, Ba3)	02/15/30	4.375	$523,437
					1,032,812
Energy - Exploration & Production (0.5%)
500	Aker BP ASA, Rule 144A, Senior Unsecured Notes (Callable 06/15/21 @ 102.38)(1)	(BBB-, Ba1)	06/15/24	4.750	514,343
1,250	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/30/20 @ 104.88)(1),(2)	(B, Caa3)	11/01/23	9.750	815,625
					1,329,968
Forestry & Paper (0.3%)
250	Boise Cascade Co., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.44)(1)	(BB-, Ba2)	07/01/30	4.875	267,700
575	Norbord, Inc., Rule 144A, Senior Secured Notes (Callable 07/15/22 @ 102.88)(1)	(BB+, Ba1)	07/15/27	5.750	605,797
					873,497
Gaming (1.5%)
500	Churchill Downs, Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 102.38)(1)	(B+, B1)	01/15/28	4.750	508,658
1,350	Gateway Casinos & Entertainment Ltd., Rule 144A, Secured Notes (Callable 11/30/20 @ 104.13)(1)	(CCC-, Caa3)	03/01/24	8.250	1,132,171
1,320	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 101.69)(1)	(CCC, Caa2)	10/15/24	6.750	1,119,386
450	Jacobs Entertainment, Inc., Rule 144A, Secured Notes (Callable 11/30/20 @ 105.91)(1)	(B-, B3)	02/01/24	7.875	442,640
700	MGP Finance Co-Issuer, Inc., Global Company Guaranteed Notes (Callable 11/01/26 @ 100.00)	(BB-, B1)	02/01/27	5.750	756,490
					3,959,345
Gas Distribution (0.5%)
750	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 11/30/20 @ 104.88)	(B+, B1)	10/01/25	6.500	623,906
450	Genesis Energy Finance Corp., Company Guaranteed Notes (Callable 02/15/21 @ 104.69)	(B+, B1)	05/15/26	6.250	361,220
250	Hess Midstream Operations LP, Rule 144A, Company Guaranteed Notes (Callable 06/15/23 @ 102.56)(1)	(BB+, Ba3)	06/15/28	5.125	248,985
					1,234,111

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Facilities (0.3%)
$500	HCA, Inc., Company Guaranteed Notes (Callable 03/01/26 @ 100.00)	(BB-, Ba2)	09/01/26	5.375	$562,813
275	Surgery Center Holdings, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 105.00)(1)	(CCC, Caa2)	04/15/27	10.000	294,078
					856,891
Health Services (0.8%)
250	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/01/22 @ 102.31)(1)	(BB-, Ba3)	10/01/27	4.625	256,094
360	AMN Healthcare, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/15/24 @ 102.00)(1)	(BB-, Ba3)	04/15/29	4.000	359,550
1,250	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(1)	(CCC, Caa3)	02/01/28	9.250	1,335,600
50	Valitas Health Services, Inc.(5),(6),(8)	(NR, NR)	02/26/22	0.000	45,454
					1,996,698
Insurance (0.5%)
800	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(1)	(B, B2)	10/15/27	4.250	795,500
500	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(1)	(CCC+, Caa2)	10/15/27	6.750	525,845
					1,321,345
Insurance Brokerage (1.3%)
700	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 103.50)(1)	(CCC+, Caa2)	11/15/25	7.000	702,537
500	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/22 @ 107.59)(1)	(CCC+, Caa2)	08/01/26	10.125	554,920
750	GTCR AP Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 05/15/22 @ 104.00)(1)	(CCC+, Caa2)	05/15/27	8.000	802,500
1,500	NFP Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/23 @ 103.44)(1)	(CCC+, Caa2)	08/15/28	6.875	1,456,875
					3,516,832
lnvestments & Misc. Financial Services (0.9%)
2,200	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(1)	(B, B1)	05/01/26	8.000	2,320,978

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Machinery (0.2%)
$350	Harsco Corp., Rule 144A, Company Guaranteed Notes (Callable 07/31/22 @ 102.88)(1)	(B+, Ba2)	07/31/27	5.750	$358,531
250	Hillenbrand, Inc., Global Company Guaranteed Notes (Callable 06/15/22 @ 102.88)	(BB+, Ba1)	06/15/25	5.750	267,344
					625,875
Managed Care (0.4%)
540	Centene Corp., Global Senior Unsecured Notes (Callable 12/15/24 @ 102.31)	(BBB-, Ba1)	12/15/29	4.625	588,616
370	Centene Corp., Rule 144A, Senior Unsecured Notes (Callable 08/15/21 @ 104.03)(1)	(BBB-, Ba1)	08/15/26	5.375	392,200
					980,816
Media - Diversified (0.1%)
250	National CineMedia LLC, Global Senior Unsecured Notes (Callable 08/15/21 @ 102.88)	(CCC+, Caa3)	08/15/26	5.750	139,640
200	National CineMedia LLC, Rule 144A, Senior Secured Notes (Callable 04/15/23 @ 102.94)(1)	(B, B3)	04/15/28	5.875	140,000
					279,640
Media Content (0.9%)
325	Diamond Sports Finance Co., Rule 144A, Company Guaranteed Notes (Callable 08/15/22 @ 103.31)(1),(2)	(B, B3)	08/15/27	6.625	130,130
2,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(1)	(BB-, Ba3)	08/15/26	5.375	1,172,500
733	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/24 @ 102.75)(1)	(BB, Ba3)	07/01/29	5.500	799,208
250	Sirius XM Radio, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/25 @ 102.06)(1)	(BB, Ba3)	07/01/30	4.125	257,315
					2,359,153
Medical Products (0.2%)
500	Avantor Funding, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/15/23 @ 102.31)(1)	(B, B3)	07/15/28	4.625	518,725
Metals & Mining - Excluding Steel (1.4%)
250	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 103.63)(1)	(CCC+, Caa2)	04/01/23	7.250	251,631
1,000	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 103.25)(1)	(CCC+, NR)	03/01/24	6.500	994,375

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Metals & Mining - Excluding Steel
$500	First Quantum Minerals Ltd., Rule 144A, Company Guaranteed Notes (Callable 03/01/21 @ 105.16)(1)	(CCC+, NR)	03/01/26	6.875	$497,188
1,950	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 11/30/20 @ 102.19)(1)	(CCC+, Caa1)	06/15/22	8.750	1,883,729
					3,626,923
Oil Field Equipment & Services (0.3%)
317	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes(1),(3),(5),(6)	(NR, NR)	08/28/25	5.000	100,711
2,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(1)	(CCC+, Caa2)	02/15/25	8.250	667,500
					768,211
Packaging (2.2%)
130	Crown Americas Capital Corp. VI, Global Company Guaranteed Notes (Callable 02/01/21 @ 103.56)	(BB-, Ba3)	02/01/26	4.750	135,338
1,500	Flex Acquisition Co., Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 103.44)(1)	(CCC+, Caa2)	01/15/25	6.875	1,479,375
1,790	Plastipak Holdings, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 103.13)(1)	(B, B3)	10/15/25	6.250	1,795,594
475	Silgan Holdings, Inc., Global Senior Unsecured Notes (Callable 11/30/20 @ 102.38)	(BB, Ba3)	03/15/25	4.750	485,984
2,010	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 102.44)(1)	(BB-, Ba3)	10/15/25	4.875	2,047,376
					5,943,667
Personal & Household Products (0.9%)
750	High Ridge Brands Co., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 104.44)(1),(4)	(NR, NR)	03/15/25	8.875	18,750
1,430	Mattel, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/31/20 @ 105.06)(1)	(B+, B1)	12/31/25	6.750	1,505,433
935	Prestige Brands, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 103.19)(1)	(B+, B3)	03/01/24	6.375	957,206
					2,481,389
Pharmaceuticals (1.7%)
24	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 100.00)(1)	(B, B3)	05/15/23	5.875	23,959

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals
$500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/21 @ 104.50)(1)	(B, B3)	12/15/25	9.000	$547,600
950	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 01/15/23 @ 103.50)(1)	(B, B3)	01/15/28	7.000	1,006,230
500	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(1)	(B, B3)	02/15/29	6.250	516,000
750	Horizon Therapeutics U.S.A., Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/22 @ 104.13)(1)	(B+, Ba3)	08/01/27	5.500	799,357
1,538	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B+, B2)	12/15/24	4.375	1,540,884
					4,434,030
Real Estate Development & Management (0.8%)
2,125	Newmark Group, Inc., Global Senior Unsecured Notes (Callable 10/15/23 @ 100.00)	(BB+, NR)	11/15/23	6.125	2,250,689
Real Estate Investment Trusts (1.4%)
500	CoreCivic, Inc., Company Guaranteed Notes (Callable 07/15/27 @ 100.00)(2)	(BB, Ba1)	10/15/27	4.750	391,250
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 11/30/20 @ 101.83)	(BBB-, Ba1)	05/01/24	5.500	253,516
250	MPT Finance Corp., Global Company Guaranteed Notes (Callable 08/01/21 @ 102.63)	(BBB-, Ba1)	08/01/26	5.250	260,000
1,100	QTS Finance Corp., Rule 144A, Company Guaranteed Notes (Callable 11/15/20 @ 103.56)(1)	(BB, Ba3)	11/15/25	4.750	1,143,719
1,000	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 11/18/20 @ 100.00)	(B+, Ba3)	02/01/21	3.625	1,000,600
500	Starwood Property Trust, Inc., Global Senior Unsecured Notes (Callable 09/15/21 @ 100.00)	(B+, Ba3)	12/15/21	5.000	498,750
250	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(1)	(B+, Ba3)	11/01/23	5.500	248,073
					3,795,908
Recreation & Travel (2.6%)
930	Boyne U.S.A., Inc., Rule 144A, Secured Notes (Callable 05/01/21 @ 103.63)(1)	(B, B1)	05/01/25	7.250	974,756
642	Canada's Wonderland Co., Global Company Guaranteed Notes (Callable 04/15/22 @ 102.69)	(CCC, B3)	04/15/27	5.375	595,856
750	Cedar Fair LP, Global Company Guaranteed Notes (Callable 07/15/24 @ 102.63)	(CCC, B3)	07/15/29	5.250	681,893

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Recreation & Travel
$250	Powdr Corp., Rule 144A, Senior Secured Notes (Callable 08/01/22 @ 103.00)(1)	(B, B1)	08/01/25	6.000	$253,013
250	SeaWorld Parks & Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(B-, B2)	05/01/25	8.750	263,125
2,250	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 102.44)(1)	(CCC, B3)	07/31/24	4.875	2,094,457
200	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(1)	(B, Ba2)	07/01/25	7.000	212,125
1,635	Speedway Funding II, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/01/22 @ 102.44)(1)	(BB-, B2)	11/01/27	4.875	1,557,337
375	Vail Resorts, Inc., 144A, Company Guaranteed Notes (Callable 05/15/22 @ 103.13)(1)	(BB, B2)	05/15/25	6.250	394,219
					7,026,781
Software - Services (2.0%)
600	Black Knight InfoServ LLC, Rule 144A, Company Guaranteed Notes (Callable 09/01/23 @ 101.81)(1)	(B+, Ba3)	09/01/28	3.625	608,250
790	GD Finance Co., Inc., Rule 144A, Company Guaranteed Notes (Callable 06/01/22 @ 102.63)(1)	(BB-, B1)	12/01/27	5.250	829,006
250	KBR, Inc., Rule 144A, Company Guaranteed Notes (Callable 09/30/23 @ 102.38)(1)	(B+, B1)	09/30/28	4.750	253,490
3,400	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 105.25)(1)	(CCC+, Caa1)	03/01/24	10.500	3,534,368
					5,225,114
Specialty Retail (1.5%)
120	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/23 @ 102.25)(1)	(BB, B1)	03/01/28	4.500	122,325
67	Asbury Automotive Group, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/25 @ 102.38)(1)	(BB, B1)	03/01/30	4.750	69,261
500	eG Global Finance PLC, Rule 144A, Senior Secured Notes (Callable 10/30/21 @ 104.25)(1)	(B-, B3)	10/30/25	8.500	512,250
325	Group 1 Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/15/23 @ 102.00)(1)	(BB+, Ba2)	08/15/28	4.000	325,813

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Specialty Retail
$1,020	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 103.94)(1)	(BB, Ba2)	08/01/25	5.250	$1,059,418
750	Lithia Motors, Inc., Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 103.47)(1)	(BB, Ba2)	12/15/27	4.625	790,856
1,750	Ruyi U.S. Finance LLC, Rule 144A, Senior Secured Notes (Callable 05/01/21 @ 105.63)(1)	(NR, Caa2)	05/01/25	7.500	1,233,750
					4,113,673
Support - Services (2.6%)
863	ASGN, Inc., Rule 144A, Company Guaranteed Notes (Callable 05/15/23 @ 102.31)(1)	(BB-, Ba3)	05/15/28	4.625	888,873
650	Ashtead Capital, Inc., Rule 144A, Company Guaranteed Notes (Callable 08/01/21 @ 103.94)(1)	(BBB-, Baa3)	08/01/26	5.250	689,813
250	Gartner, Inc., Rule 144A, Company Guaranteed Notes (Callable 07/01/23 @ 102.25)(1)	(BB, Ba3)	07/01/28	4.500	261,303
1,285	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(1)	(B, B3)	07/31/26	7.125	1,273,756
540	KAR Auction Services, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 103.84)(1)	(B-, Caa1)	06/01/25	5.125	544,725
1,185	Korn Ferry, Rule 144A, Company Guaranteed Notes (Callable 12/15/22 @ 102.31)(1)	(BB, Ba3)	12/15/27	4.625	1,211,662
500	United Rentals North America, Inc., Secured Notes (Callable 11/15/22 @ 101.94)	(BBB-, Ba1)	11/15/27	3.875	518,750
1,754	WeWork Cos., Inc., Rule 144A, Company Guaranteed Notes(1),(2)	(CCC+, NR)	05/01/25	7.875	1,117,096
390	Williams Scotsman International, Inc., Rule 144A, Senior Secured Notes (Callable 08/15/23 @ 102.31)(1)	(B+, B3)	08/15/28	4.625	393,169
					6,899,147
Tech Hardware & Equipment (0.7%)
750	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(1)	(CCC+, B3)	03/15/27	5.000	701,265
550	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(1)	(CCC+, B3)	03/01/27	8.250	569,938
115	EMC Corp., Rule 144A, Senior Secured Notes (Callable 08/01/26 @ 100.00)(1)	(BBB-, Baa3)	10/01/26	4.900	131,056

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Tech Hardware & Equipment
$550	Xerox Holdings Corp., Rule 144A, Company Guaranteed Notes (Callable 07/15/28 @ 100.00)(1)	(BB, Ba1)	08/15/28	5.500	$543,991
					1,946,250
Telecom - Wireless (0.1%)
250	T-Mobile U.S.A., Inc., Company Guaranteed Notes (Callable 02/01/21 @ 102.25)	(BB, Ba3)	02/01/26	4.500	256,719
Telecom - Wireline Integrated & Services (1.0%)
800	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(1)	(B, B2)	05/15/26	7.500	836,000
200	Equinix, Inc., Senior Unsecured Notes (Callable 05/15/22 @ 102.69)	(BBB-, Baa3)	05/15/27	5.375	218,114
1,125	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 105.91)(1)	(CCC-, Caa2)	12/31/24	7.875	566,719
1,000	LCPR Senior Secured Financing DAC, Rule 144A, Senior Secured Notes (Callable 10/15/22 @ 103.38)(1)	(B+, B1)	10/15/27	6.750	1,063,750
					2,684,583
Theaters & Entertainment (1.3%)
149	AMC Entertainment Holdings, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 105.25)(1)	(CCC, Caa2)	04/24/26	10.500	76,735
1,271	AMC Entertainment Holdings, Inc., 10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(1),(3)	(C, Ca)	06/15/26	12.000	82,615
1,679	Cinemark U.S.A., Inc., Global Company Guaranteed Notes (Callable 11/30/20 @ 100.81)	(B, Caa1)	06/01/23	4.875	1,410,805
275	Cinemark U.S.A., Inc., Rule 144A, Senior Secured Notes (Callable 05/01/22 @ 104.38)(1)	(BB-, Ba3)	05/01/25	8.750	285,141
500	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/05/20 @ 102.44)(1)	(B, B3)	11/01/24	4.875	482,190
650	Live Nation Entertainment, Inc., Rule 144A, Company Guaranteed Notes (Callable 10/15/22 @ 103.56)(1)	(B, B3)	10/15/27	4.750	598,406
500	Live Nation Entertainment, Inc., Rule 144A, Senior Secured Notes (Callable 05/15/23 @ 104.88)(1)	(BB-, B1)	05/15/27	6.500	535,640
					3,471,532

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Transport Infrastructure/Services (0.4%)
$1,300	Navios Maritime Finance II U.S., Inc., Rule 144A, Senior Secured Notes (Callable 11/30/20 @ 100.00)(1)	(CCC, Caa2)	08/15/22	11.250	$1,066,000
TOTAL CORPORATE BONDS (Cost $116,205,634)					110,269,310
BANK LOANS (48.1%)
Advertising (0.6%)
1,046	Clear Channel Outdoor Holdings, Inc., LIBOR 3M + 3.500%(9)	(B, B1)	08/21/26	3.714	956,476
736	MH Sub I LLC, LIBOR 1M + 3.500%(9)	(B, B2)	09/13/24	3.648	714,339
					1,670,815
Aerospace & Defense (0.3%)
983	TransDigm, Inc., LIBOR 1M + 2.250%(9)	(B+, Ba3)	12/09/25	2.398	926,930
Air Transportation (0.2%)
418	Mileage Plus Holdings LLC, LIBOR 3M + 5.250%(9)	(NR, Baa3)	06/25/27	6.250	425,487
Auto Parts & Equipment (1.5%)
1,059	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 6.375%(6),(9)	(B, B2)	05/22/25	6.523	1,027,190
972	Clarios Global LP, LIBOR 1M + 3.500%(9)	(B, B1)	04/30/26	3.648	946,867
968	Dayco Products LLC, LIBOR 3M + 4.250%(9)	(CCC+, Caa2)	05/19/23	4.506	616,781
383	Dealer Tire LLC, LIBOR 1M + 4.250%(9)	(B-, B1)	12/12/25	4.398	375,198
280	Garrett Motion, Inc.(6),(10)	(BBB-, NR)	03/31/21	5.500	281,400
130	Jason Group, Inc., LIBOR 1M + 2.000%(9)	(CCC-, Caa3)	02/28/26	11.000	118,478
197	Jason Group, Inc., LIBOR 1M + 3.000%(6),(9)	(B-, Caa1)	08/28/25	7.000	190,289
389	Les Schwab Tire Centers, LIBOR 3M + 3.500%(9)	(B, B2)	10/28/27	3.500	386,232
					3,942,435
Banking (0.3%)
800	NEXUS Buyer LLC, LIBOR 1M + 3.750%(9)	(B-, B2)	11/09/26	3.897	786,200
Building & Construction (0.6%)
443	ACProducts, Inc., LIBOR 3M + 6.500%(9)	(B, B2)	08/18/25	7.500	449,094
287	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(9)	(BB, B1)	10/29/24	3.750	286,049
540	TRC Companies, Inc., LIBOR 1M + 5.000%(9)	(B, B2)	06/21/24	6.000	528,111
245	TRC Companies, Inc., LIBOR 1M + 3.500%(9)	(B, B2)	06/21/24	4.500	238,581
					1,501,835
Building Materials (1.3%)
587	Airxcel, Inc., LIBOR 2M + 4.500%(9)	(B-, Caa2)	04/28/25	4.648	556,002
1,231	Cornerstone Building Brands, Inc., LIBOR 1M + 3.750%(9)	(B+, B2)	04/12/25	3.895	1,211,681
746	Foundation Building Materials Holding, Co. LLC, LIBOR 1M + 3.000%(9)	(BB-, B2)	08/13/25	3.148	734,104

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Building Materials
$917	Priso Acquisition Corp., LIBOR 3M + 3.000%(9)	(B+, B3)	05/08/22	4.000	$898,933
					3,400,720
Chemicals (2.3%)
411	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(9)	(B, B2)	09/13/23	4.000	399,637
309	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(9)	(B, B2)	09/13/23	4.000	301,083
956	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(9)	(BB-, B1)	08/27/26	6.250	955,534
1,226	PMHC II, Inc., LIBOR 12M + 3.500%(9)	(CCC+, Caa1)	03/31/25	4.500	1,116,743
977	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(9)	(B-, B2)	10/15/25	4.897	942,706
497	Solenis Holdings LLC, LIBOR 3M + 4.000%(9)	(B-, B3)	06/26/25	4.256	486,678
743	UTEX Industries, Inc.(4),(8),(10)	(NR, NR)	05/22/21	0.000	228,977
61	UTEX Industries, Inc., LIBOR 1M + 9.000%(6),(9)	(NR, NR)	02/10/21	10.000	61,718
43	UTEX Industries, Inc.(6),(8),(10)	(NR, NR)	10/30/24	8.500	43,202
455	Vantage Specialty Chemicals, Inc., LIBOR 6M + 8.250%(7),(9)	(CCC, Caa3)	10/27/25	9.250	357,702
1,459	Zep, Inc., LIBOR 6M + 4.000%(9)	(CCC+, B3)	08/12/24	5.000	1,383,303
					6,277,283
Diversified Capital Goods (3.1%)
1,608	Callaway Golf Co., LIBOR 1M + 4.500%(9)	(B+, B1)	01/02/26	4.647	1,604,667
1,028	Douglas Dynamics Holdings, Inc., LIBOR 1M + 3.750%(6),(9)	(BB-, B2)	06/08/26	4.750	1,023,253
1,456	Dynacast International LLC, LIBOR 3M + 3.250%(9)	(CCC, Caa1)	01/28/22	4.250	1,366,858
486	Element Materials Technology Group U.S. Holdings, Inc., LIBOR 3M + 3.500%(9)	(B, B2)	06/28/24	4.500	463,344
947	Filtration Group Corp., LIBOR 1M + 3.000%(9)	(B, B3)	03/29/25	3.148	924,361
495	Filtration Group Corp., LIBOR 1M + 3.750%(9)	(B, B3)	03/31/25	4.500	489,790
522	Thermon Industries, Inc., LIBOR 1M + 3.750%(6),(9)	(B, B2)	10/30/24	4.750	515,845
1,864	Vertiv Group Corp., LIBOR 1M + 3.000%(9)	(B+, B1)	03/02/27	3.148	1,836,875
					8,224,993
Electronics (0.9%)
455	CPI International, Inc., LIBOR 1M + 3.500%(7),(9)	(B-, B3)	07/26/24	4.500	436,499
500	CPI International, Inc., LIBOR 1M + 7.250%(6),(7),(9)	(CCC, Caa2)	07/26/25	8.250	442,224
1,214	Oberthur Technologies SA, LIBOR 3M + 3.750%(9)	(B-, B3)	01/10/24	3.970	1,170,002
397	Triton Solar U.S. Acquisition Co., LIBOR 3M + 6.000%(7),(9)	(B, B3)	10/29/24	6.220	343,618
					2,392,343
Energy - Exploration & Production (0.4%)
1,182	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(9)	(B-, B2)	05/22/26	4.148	1,078,588
848	PES Holdings LLC, PRIME + 6.990%, PIK(3),(4),(9)	(NR, NR)	12/31/22	6.250	95,392
					1,173,980

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Food - Wholesale (0.9%)
$981	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(6),(9)	(B, B2)	12/13/23	4.250	$961,540
523	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(6),(9)	(B, B2)	12/13/23	5.250	517,918
213	U.S. Foods, Inc., LIBOR 1M + 2.000%(9)	(BB-, B3)	09/13/26	2.148	203,237
806	United Natural Foods, Inc., LIBOR 1M + 4.250%(9)	(B, B2)	10/22/25	4.398	795,517
					2,478,212
Forestry & Paper (0.2%)
654	Asplundh Tree Expert LLC, LIBOR 1M + 2.500%(9)	(BBB-, Ba1)	09/07/27	2.640	653,051
Gaming (0.8%)
954	CBAC Borrower LLC, LIBOR 1M + 4.000%(7),(9)	(CCC+, Caa2)	07/08/24	4.148	842,148
341	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.500%, PIK(3),(9)	(B, B2)	03/13/25	7.500	308,479
333	Golden Nugget, Inc., LIBOR 1M + 2.500%(9)	(B, B2)	10/04/23	3.250	295,116
700	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(9)	(BBB-, Ba1)	07/10/25	3.720	701,155
					2,146,898
Gas Distribution (0.5%)
1,349	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(9)	(B, B3)	09/27/24	6.500	1,250,677
Health Facilities (0.4%)
160	Western Dental Services, Inc., LIBOR 3M + 4.500%(6),(9)	(CCC+, Caa1)	06/30/23	5.500	150,745
1,091	Western Dental Services, Inc., LIBOR 3M + 5.250%(6),(9)	(CCC+, Caa1)	06/30/23	6.250	1,033,619
					1,184,364
Health Services (2.8%)
2,011	Athenahealth, Inc., LIBOR 3M + 4.500%(6),(9)	(B, B2)	02/11/26	4.750	1,973,567
1,479	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(9)	(B-, B3)	02/27/26	3.898	1,386,316
993	Cambrex Corp., LIBOR 1M + 5.000%(9)	(B, B2)	12/04/26	6.000	992,505
336	Carestream Health, Inc., LIBOR 6M + 6.750%(9)	(B-, B1)	05/08/23	7.750	325,300
1,722	KUEHG Corp., LIBOR 3M + 3.750%(9)	(CCC+, B3)	02/21/25	4.750	1,576,537
1,477	Learning Care Group, Inc., LIBOR 6M + 3.250%(9)	(CCC, B3)	03/13/25	4.250	1,357,983
					7,612,208
Insurance Brokerage (0.7%)
653	Acrisure LLC, LIBOR 1M + 3.500%(9)	(B, B2)	02/15/27	3.648	631,610
783	NFP Corp., LIBOR 1M + 3.250%(9)	(B, B1)	02/15/27	3.398	750,558
590	Ryan Specialty Group LLC, LIBOR 1M + 3.250%(9)	(B, B1)	09/01/27	4.000	586,951
					1,969,119

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Investments & Misc. Financial Services (2.0%)
$1,241	Advisor Group, Inc., LIBOR 1M + 5.000%(9)	(B-, B2)	07/31/26	5.148	$1,199,616
545	Altisource Solutions Sarl, LIBOR 3M + 4.000%(7),(9)	(B-, Caa1)	04/03/24	5.000	394,626
453	Ditech Holding Corp., PRIME + 7.000%(4),(6),(9)	(NR, NR)	06/30/22	11.250	136,352
426	Focus Financial Partners LLC, LIBOR 1M + 2.000%(9)	(BB-, Ba3)	07/03/24	2.148	414,451
1,217	Hudson River Trading LLC, LIBOR 1M + 3.000%(9)	(BB-, Ba2)	02/18/27	3.148	1,205,355
624	Liquidnet Holdings, Inc., LIBOR 6M + 3.250%(9)	(BB-, Ba3)	07/15/24	4.250	621,098
1,402	VFH Parent LLC, LIBOR 1M + 3.000%(9)	(B+, Ba3)	03/01/26	3.145	1,388,147
					5,359,645
Machinery (1.1%)
915	Cohu, Inc., LIBOR 1M + 3.000%(9)	(B-, B2)	10/01/25	3.148	885,207
288	CPM Holdings, Inc., LIBOR 1M + 3.750%(9)	(CCC+, B3)	11/17/25	3.899	268,991
247	CPM Holdings, Inc., LIBOR 1M + 8.250%(7),(9)	(CCC, Caa3)	11/15/26	8.399	227,151
411	LTI Holdings, Inc., LIBOR 1M + 6.750%(7),(9)	(CCC+, Caa3)	09/06/26	6.898	369,971
720	LTI Holdings, Inc., LIBOR 1M + 3.500%(9)	(B-, B3)	09/06/25	3.648	673,332
550	Penn Engineering & Manufacturing Corp., LIBOR 1M + 2.750%(6),(9)	(B+, B1)	06/27/24	3.750	540,821
					2,965,473
Managed Care (1.1%)
1,391	Inovalon Holdings, Inc., LIBOR 1M + 3.000%(9)	(B+, B2)	04/02/25	3.188	1,356,972
1,512	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(9)	(B+, B1)	06/07/23	3.750	1,495,790
					2,852,762
Media - Diversified (0.5%)
621	Cast and Crew Payroll LLC, LIBOR 1M + 3.750%(9)	(B, B3)	02/09/26	3.898	585,127
979	Diamond Sports Group LLC, LIBOR 1M + 3.250%(9)	(BB-, Ba3)	08/24/26	3.400	613,985
250	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(7),(9)	(CCC, Caa3)	10/19/26	7.148	202,813
					1,401,925
Media Content (0.3%)
684	NASCAR Holdings, Inc., LIBOR 1M + 2.750%(9)	(BB, Ba3)	10/19/26	2.902	667,279
Medical Products (1.3%)
1,051	ABB Concise Optical Group LLC, LIBOR 6M + 5.000%(9)	(CCC+, B3)	06/15/23	6.000	922,511
985	CryoLife, Inc., LIBOR 3M + 3.250%(9)	(B, B1)	12/01/24	4.250	977,424
1,486	Sotera Health Holdings LLC, LIBOR 3M + 4.500%(9)	(B, B2)	12/11/26	5.500	1,483,575
					3,383,510

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Metals & Mining - Excluding Steel (0.6%)
$1,463	GrafTech Finance, Inc., LIBOR 1M + 3.500%(9)	(BB-, B1)	02/12/25	4.500	$1,446,534
221	Noranda Aluminum Acquisition Corp., PRIME + 3.500%(4),(6),(9)	(NR, NR)	02/28/19	7.750	19,912
					1,466,446
Non - Electric Utilities (0.2%)
726	BCP Raptor LLC, LIBOR 3M + 4.250%(9)	(B-, B3)	06/24/24	5.250	601,362
Packaging (1.0%)
493	Berry Global, Inc., LIBOR 1M + 2.000%(9)	(BBB-, Ba2)	07/01/26	2.147	477,557
623	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(9)	(B, B2)	12/29/23	4.000	608,890
815	Proampac PG Borrower LLC, PRIME + 2.500%(9)	(B-, B3)	11/20/23	5.442	802,527
733	Strategic Materials, Inc., LIBOR 3M + 3.750%(7),(9)	(CCC, Caa3)	11/01/24	4.750	574,520
645	Strategic Materials, Inc., LIBOR 3M + 7.750%(6),(7),(9)	(CC, C)	10/31/25	8.750	228,975
					2,692,469
Personal & Household Products (0.6%)
982	Serta Simmons Bedding LLC, LIBOR 1M + 7.500%(9)	(B, Caa2)	08/10/23	8.500	843,156
446	TricorBraun Holdings, Inc., PRIME + 2.750%(9)	(B-, B2)	11/30/23	4.750	440,148
422	Weber-Stephen Products LLC, LIBOR 3M + 3.250%(8),(9)	(B, B1)	10/20/27	0.000	418,953
					1,702,257
Pharmaceuticals (0.8%)
438	Akorn, Inc., LIBOR 3M + 7.500%(9)	(CCC+, Caa2)	10/01/25	14.000	440,667
864	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 4.250%(9)	(B+, B2)	04/29/24	5.000	823,528
949	Syneos Health, Inc., LIBOR 1M + 1.500%(9)	(BB, Ba3)	03/26/24	1.648	933,375
					2,197,570
Real Estate Development & Management (0.8%)
1,228	Cushman & Wakefield U.S. Borrower LLC, LIBOR 1M + 2.750%(9)	(BB-, Ba3)	08/21/25	2.898	1,178,406
1,010	Forest City Enterprises LP, LIBOR 1M + 3.500%(9)	(B+, B2)	12/08/25	3.648	979,910
					2,158,316
Real Estate Investment Trusts (0.3%)
719	Blackstone Mortgage Trust, Inc., LIBOR 1M + 4.750%(6),(9)	(B+, Ba2)	04/23/26	5.750	719,485
Recreation & Travel (1.5%)
250	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(9)	(CCC-, Caa3)	09/04/26	7.898	208,750
1,968	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(9)	(B-, B3)	09/05/25	3.898	1,731,816
198	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(9)	(CCC-, Caa3)	02/28/25	2.769	112,310
493	Crown Finance U.S., Inc., LIBOR 6M + 2.750%(9)	(CCC-, Caa3)	09/30/26	3.019	275,804

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Recreation & Travel
$874	Hornblower Sub LLC, LIBOR 3M + 4.500%(9)	(CCC-, Caa2)	04/27/25	5.500	$636,238
1,134	Hornblower Sub LLC(10)	(NR, NR)	11/02/25	9.125	1,100,000
					4,064,918
Restaurants (1.7%)
1,257	Flynn Restaurant Group LP, LIBOR 1M + 3.500%(9)	(B-, B2)	06/27/25	3.648	1,196,680
1,230	IRB Holding Corp., LIBOR 6M + 2.750%(9)	(B, B3)	02/05/25	3.750	1,173,539
491	K-Mac Holdings Corp., LIBOR 1M + 3.000%(9)	(B-, B2)	03/14/25	3.148	475,257
291	K-Mac Holdings Corp., LIBOR 1M + 6.750%(7),(9)	(CCC, Caa2)	03/16/26	6.898	279,295
735	Miller's Ale House, Inc., LIBOR 1M + 4.750%(7),(9)	(CCC, Caa1)	05/30/25	4.902	598,076
739	Tacala LLC, LIBOR 1M + 3.250%(9)	(B-, B2)	02/05/27	3.398	718,427
					4,441,274
Software - Services (7.7%)
746	Aston FinCo Sarl, LIBOR 1M + 4.250%(9)	(B-, B2)	10/09/26	4.395	735,176
893	Emerald TopCo, Inc., LIBOR 3M + 3.500%(9)	(B, B2)	07/24/26	3.714	862,974
600	Epicor Software Corp., LIBOR 1M + 7.750%(9)	(CCC, Caa2)	07/31/28	8.750	616,875
1,700	Epicor Software Corp., LIBOR 1M + 4.250%(9)	(B-, B2)	07/30/27	5.250	1,696,077
1,983	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(9)	(CCC+, B2)	06/13/24	4.500	1,875,683
650	Flexera Software LLC, LIBOR 3M + 3.250%(9)	(B-, B2)	02/26/25	4.250	643,870
744	Huskies Parent, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	07/31/26	4.148	735,305
1,095	Hyland Software, Inc., LIBOR 1M + 7.000%(9)	(CCC, Caa1)	07/07/25	7.750	1,088,332
982	Hyland Software, Inc., LIBOR 1M + 3.500%(9)	(B-, B1)	07/01/24	4.250	970,666
199	MA FinanceCo. LLC, LIBOR 1M + 2.500%(9)	(BB-, B1)	06/21/24	2.648	188,601
511	MA FinanceCo., LLC, LIBOR 3M + 4.250%(9)	(BB-, B1)	06/05/25	5.250	509,269
162	Navicure, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	10/22/26	4.148	158,323
380	Newport Group, Inc., LIBOR 3M + 3.500%(9)	(B, B2)	09/13/25	3.720	365,087
1,496	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(9)	(B, B3)	04/26/24	4.500	1,473,318
1,108	Project Boost Purchaser LLC, LIBOR 1M + 3.500%(9)	(B-, B2)	06/01/26	3.648	1,077,915
247	Project Leopard Holdings, Inc., LIBOR 3M + 4.500%(9)	(B, B2)	07/07/23	5.500	243,279
492	Project Leopard Holdings, Inc., LIBOR 3M + 4.250%(9)	(B, B2)	07/07/23	5.250	485,633
686	Project Ruby Ultimate Parent Corp., LIBOR 1M + 3.500%(9)	(B, B2)	02/09/24	4.500	680,016
2,337	Refinitiv U.S. Holdings, Inc., LIBOR 1M + 3.250%(9)	(B, B2)	10/01/25	3.398	2,305,981
308	S2P Acquisition Borrower, Inc., LIBOR 1M + 4.000%(9)	(B-, B2)	08/14/26	4.148	302,070
1,344	Seattle Spinco, Inc., LIBOR 1M + 2.500%(9)	(BB-, B1)	06/21/24	2.648	1,273,692
1,931	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(9)	(B, B1)	05/04/26	3.898	1,901,883
421	VS Buyer LLC, LIBOR 1M + 3.250%(6),(9)	(B-, B1)	02/28/27	3.398	412,246
					20,602,271

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Specialty Retail (0.8%)
$1,360	EG America LLC, LIBOR 3M + 4.000%(9)	(B-, B3)	02/07/25	4.220	$1,309,681
794	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.250%(9)	(CCC+, B2)	05/14/26	3.401	754,661
					2,064,342
Steel Producers/Products (0.9%)
1,147	Atkore International, Inc., LIBOR 3M + 2.750%(9)	(BB-, Ba3)	12/22/23	3.750	1,143,518
1,244	Zekelman Industries, Inc., LIBOR 1M + 2.000%(9)	(BB, Ba3)	01/24/27	2.148	1,209,746
					2,353,264
Support - Services (2.1%)
993	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(9)	(B-, B3)	07/10/26	4.398	974,243
708	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(9)	(B-, B3)	06/21/24	5.250	662,342
670	Long Term Care Group, Inc., LIBOR 1M + 5.250%(6),(9)	(B, B3)	12/06/22	6.250	661,409
748	Pike Corp., LIBOR 1M + 3.000%(9)	(BB-, Ba3)	07/24/26	3.285	740,176
748	Prometric Holdings, Inc., LIBOR 1M + 3.000%(9)	(B-, B2)	01/29/25	4.000	702,905
970	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 3M + 4.500%(7),(9)	(CCC, Caa1)	12/20/23	5.500	795,259
667	St. George's University Scholastic Services, LIBOR 1M + 3.250%(9)	(B+, B2)	07/17/25	3.400	653,684
327	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(7),(9)	(CCC, Caa2)	08/25/25	8.750	313,773
					5,503,791
Tech Hardware & Equipment (0.2%)
594	CommScope, Inc., LIBOR 1M + 3.250%(9)	(B, Ba3)	04/06/26	3.398	575,638
Telecom - Wireline Integrated & Services (2.2%)
485	Altice Financing S.A., LIBOR 1M + 2.750%(9)	(B, B2)	01/31/26	2.902	463,578
494	Altice France S.A., LIBOR 3M + 4.000%(9)	(B, B2)	08/14/26	4.237	481,284
1,481	Altice France S.A., LIBOR 1M + 3.688%(9)	(B, B2)	01/31/26	3.836	1,438,210
1,166	CenturyLink, Inc., LIBOR 1M + 2.250%(9)	(BBB-, Ba3)	03/15/27	2.398	1,125,032
643	GTT Communications, Inc., LIBOR 3M + 2.750%(9)	(CCC+, B3)	05/31/25	2.970	553,274
1,117	MTN Infrastructure TopCo, Inc., LIBOR 1M + 3.000%(9)	(B, B2)	11/15/24	4.000	1,091,836
456	TVC Albany, Inc., LIBOR 1M + 3.500%(9)	(B-, B2)	07/23/25	3.650	440,111
438	TVC Albany, Inc., LIBOR 1M + 7.500%(6),(7),(9)	(CCC, Caa2)	07/23/26	7.650	378,437
					5,971,762
Theaters & Entertainment (2.2%)
1,704	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(6),(9)	(CCC+, B3)	07/03/26	5.500	1,665,881
295	Technicolor S.A., LIBOR 3M + 6.000%(9)	(B, Caa1)	06/30/24	6.269	316,105
915	Technicolor S.A., LIBOR 6M + 6.000%(9)	(B, Caa1)	06/30/24	6.000	980,991

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Theaters & Entertainment
$874	Technicolor S.A., LIBOR 3M + 2.750%(9)	(CCC, Ca)	12/31/24	6.025	$688,005
170	TopGolf International, Inc., LIBOR 3M + 6.250%(9)	(CCC+, Caa1)	02/08/26	7.000	169,761
2,467	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(9)	(CCC+, B3)	05/18/25	2.900	2,118,171
					5,938,914
Trucking & Delivery (0.4%)
977	Transplace Holdings, Inc., LIBOR 6M + 3.750%(7),(9)	(B-, B1)	10/07/24	4.750	964,202
TOTAL BANK LOANS (Cost $136,083,921)					128,666,425
ASSET BACKED SECURITIES (5.3%)
Collateralized Debt Obligations (5.3%)
1,000	Battalion CLO XV Ltd., 2020-15A, Rule 144A, LIBOR 3M + 6.350%(1),(9)	(BB-, NR)	01/17/33	6.568	942,861
750	BlueMountain Fuji U.S. CLO III Ltd., 2017-3A, Rule 144A, LIBOR 3M + 5.200%(1),(9)	(BB-, NR)	01/15/30	5.437	618,886
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(9)	(B+, NR)	07/27/31	5.617	578,440
500	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(7),(9)	(NR, B3)	04/27/27	6.367	364,898
500	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(1),(7),(8),(10)	(NR, NR)	07/20/31	0.000	179,962
750	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(9)	(B+, NR)	01/18/31	5.850	637,454
750	Goldentree Loan Opportunities XI Ltd., 2015-11A, Rule 144A, LIBOR 3M + 5.400%(1),(9)	(NR, Ba3)	01/18/31	5.618	657,442
750	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(9)	(B+, NR)	10/15/29	6.587	634,607
750	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 5.850%(1),(9)	(B+, NR)	01/27/31	6.065	631,039
500	Halcyon Loan Advisors Funding Ltd., 2015-2A, Rule 144A(1),(7),(8),(10)	(NR, NR)	07/25/27	0.000	17,500
750	KKR CLO Ltd., 16, Rule 144A, LIBOR 3M + 6.750%(1),(9)	(NR, Ba3)	01/20/29	6.968	640,663
500	KKR CLO Ltd., 20, Rule 144A, LIBOR 3M + 5.500%(1),(9)	(NR, Ba3)	10/16/30	5.730	422,431
750	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(9)	(NR, Ba3)	04/15/29	6.317	610,391
1,000	Oaktree CLO Ltd., 2019-4A, Rule 144A, LIBOR 3M + 7.230%(1),(9)	(BB-, NR)	10/20/32	7.448	928,902
750	Octagon Investment Partners 31 LLC, 2017-1A, Rule 144A, LIBOR 3M + 6.300%(1),(9)	(NR, Ba3)	07/20/30	6.518	664,482
500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(9)	(NR, Baa3)	07/17/28	3.188	468,066

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$750	Symphony Credit Opportunities Fund Ltd., 2015-2A, Rule 144A, LIBOR 3M + 3.060%(1),(9)	(NR, Baa3)	07/15/28	3.335	$691,752
1,000	TICP CLO XIII Ltd., 2019-13A, Rule 144A, LIBOR 3M + 6.750%(1),(9)	(NR, Ba3)	07/15/32	6.987	959,972
500	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(9)	(NR, Ba1)	10/22/31	3.716	429,347
750	Venture XXIV CLO Ltd., 2016 24A, Rule 144A, LIBOR 3M + 3.900%(1),(9)	(NR, Baa2)	10/20/28	4.118	713,338
500	Venture XXVIII CLO Ltd., 2017-28A, Rule 144A, LIBOR 3M + 6.150%(1),(9)	(NR, Ba3)	07/20/30	6.368	363,841
500	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(9)	(NR, B1)	01/20/29	7.218	349,522
750	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(9)	(NR, B1)	06/20/29	5.977	556,611
500	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(9)	(BBB-, NR)	07/14/31	3.579	435,470
750	Wind River CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 5.550%(1),(9)	(NR, Ba3)	10/15/27	5.787	613,848
TOTAL ASSET BACKED SECURITIES (Cost $17,117,031)					14,111,725
Number of Shares
COMMON STOCKS (1.0%)
Auto Parts & Equipment (0.1%)
11,414	Jason Group, Inc.(5),(6),(11)				57,071
23,014	Remainco LLC(5),(6),(11)				225,998
					283,069
Building & Construction (0.0%)
2	White Forest Resources, Inc.(5),(6),(7),(11)				—
Building Materials (0.2%)
60,000	Cornerstone Building Brands, Inc.(11)				460,200
Chemicals (0.0%)
1,512	Project Investor Holdings LLC(5),(6),(7),(11)				15
25,202	Proppants Holdings LLC(5),(6),(7),(11)				27,470
					27,485
Energy - Exploration & Production (0.0%)
749	Independence Contract Drilling, Inc.(11)				1,741
37,190	PES Energy, Inc.(7),(11)				372
					2,113
Metals & Mining - Excluding Steel (0.4%)
1,100,000	Taseko Mines Ltd.(11)				1,014,737
Oil Field Equipment & Services (0.0%)
3,529	Pioneer Energy Services Corp.(5),(6),(11)				2,647
See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

Number of Shares		Value
COMMON STOCKS (continued)
Pharmaceuticals (0.2%)
37,299	Akorn Holding Company LLC	$410,289
Private Placement (0.1%)
42,147	Technicolor S.A. warrants, expires 12/11/2020(12)	59,803
237,052	Technicolor S.A. EUR 27.0(12)	339,115
		398,918
Recreation & Travel (0.0%)
5,000	Six Flags Entertainment Corp.	108,100
Support - Services (0.0%)
87	Sprint Industrial Holdings LLC, Class G(5),(6),(7),(11)	—
8	Sprint Industrial Holdings LLC, Class H(5),(6),(7),(11)	—
19	Sprint Industrial Holdings LLC, Class I(5),(6),(7),(11)	—
		0
TOTAL COMMON STOCKS (Cost $3,768,217)		2,707,558
WARRANT (0.0%)
Chemicals (0.0%)
6,300	Project Investor Holdings LLC, expires 02/20/2022(5),(6),(7),(11) (Cost $3,276)	—
SHORT-TERM INVESTMENTS (1.7%)
4,585,945	State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(13) (Cost $4,585,945)	4,585,945
TOTAL INVESTMENTS AT VALUE (97.4%) (Cost $277,764,024)		260,340,963
OTHER ASSETS IN EXCESS OF LIABILITIES (2.6%)		7,016,424
NET ASSETS (100.0%)		$267,357,387

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, these securities amounted to a value of $110,027,132 or 41.2% of net assets.

(2)  Security or portion thereof is out on loan (See note 2-K).

(3)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(4)  Bond is currently in default.

(5)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(6)  Security is valued using significant unobservable inputs.

(7)  Illiquid security (unaudited).

(8)  Zero coupon security.

(9)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2020.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Schedule of Investments (continued)
October 31, 2020

(10)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2020.

(11)  Non-income producing security.

(12)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Strategic Income Fund Segregated Portfolio, an affiliated entity.

(13)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2020.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

Forward Foreign Currency Contracts
Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
CAD	352,000	USD	264,161	10/13/21	Deutsche Bank AG	$264,161	$264,161	$0
USD	1,327,784	CAD	1,749,000	10/13/21	Deutsche Bank AG	(1,327,784)	(1,312,551)	15,233
								$15,233

Currency Abbreviations:

CAD = Canadian Dollar

USD = United States Dollar

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Assets and Liabilities
October 31, 2020

Assets
Investments at value, including collateral for securities on loan of $4,585,945 (Cost $277,764,024) (Note 2)	$260,340,963[1]
Cash	11,347,055
Receivable for investments sold	4,889,850
Interest receivable	2,709,323
Receivable for Fund shares sold	192,932
Unrealized appreciation on forward foreign currency contracts (Note 2)	15,233
Prepaid expenses and other assets	45,247
Total assets	279,540,603
Liabilities
Investment advisory fee payable (Note 3)	109,606
Administrative services fee payable (Note 3)	50,517
Shareholder servicing/Distribution fee payable (Note 3)	44,161
Payable for investments purchased	6,547,069
Payable upon return of securities loaned (Note 2)	4,585,945
Payable for Fund shares redeemed	563,599
Dividend payable	58,727
Trustees' fee payable	20,523
Accrued expenses	203,069
Total liabilities	12,183,216
Net Assets
Capital stock, $.001 par value (Note 6)	27,941
Paid-in capital (Note 6)	299,540,113
Total distributable earnings (loss)	(32,210,667)
Net assets	$267,357,387
I Shares
Net assets	$190,537,186
Shares outstanding	19,915,027
Net asset value, offering price and redemption price per share	$9.57
A Shares
Net assets	$34,254,419
Shares outstanding	3,579,699
Net asset value and redemption price per share	$9.57
Maximum offering price per share (net asset value/(1-4.75%))	$10.05
C Shares
Net assets	$42,565,782
Shares outstanding	4,446,025
Net asset value, offering price and redemption price per share	$9.57

1  Includes $4,510,267 of securities on loan.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statement of Operations
For the Year Ended October 31, 2020

Investment Income
Interest	$17,847,255
Dividends	6,200
Other	16,528
Securities lending (net of rebates)	18,929
Total investment income	17,888,912
Expenses
Investment advisory fees (Note 3)	2,451,224
Administrative services fees (Note 3)	93,748
Shareholder servicing/Distribution fees (Note 3)
Class A	103,587
Class C	474,858
Transfer agent fees (Note 3)	302,080
Registration fees	74,187
Trustees' fees	64,798
Custodian fees	61,189
Audit and tax fees	60,838
Printing fees	47,218
Commitment fees (Note 4)	38,896
Legal fees	16,620
Insurance expense	12,436
Miscellaneous expense	14,367
Total expenses	3,816,046
Less: fees waived (Note 3)	(913,023)
Net expenses	2,903,023
Net investment income	14,985,889
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(7,075,500)
Net realized gain from foreign currency transactions	3,286
Net realized loss from forward foreign currency contracts	(9,580)
Net change in unrealized appreciation (depreciation) from investments	(8,992,387)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	20,706
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(16,053,475)
Net decrease in net assets resulting from operations	$(1,067,586)

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
From Operations
Net investment income	$14,985,889	$15,518,052
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(7,081,794)	(367,670)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(8,971,681)	(2,689,908)
Net increase (decrease) in net assets resulting from operations	(1,067,586)	12,460,474
From Distributions
From distributable earnings
Class I	(10,858,414)	(10,684,898)
Class A	(2,121,306)	(2,448,231)
Class C	(2,075,223)	(2,143,869)
Return of Capital
Class I	—	(163,611)
Class A	—	(37,488)
Class C	—	(32,828)
Net decrease in net assets resulting from dividends	(15,054,943)	(15,510,925)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	124,396,241	192,306,895
Reinvestment of dividends	14,181,493	14,727,482
Net asset value of shares redeemed	(189,181,077)	(136,604,533)
Net increase (decrease) in net assets from capital share transactions	(50,603,343)	70,429,844
Net increase (decrease) in net assets	(66,725,872)	67,379,393
Net Assets
Beginning of year	334,083,259	266,703,866
End of year	$267,357,387	$334,083,259

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of year	$9.88	$9.96	$10.24	$9.73	$9.78
INVESTMENT OPERATIONS
Net investment income[1]	0.51	0.53	0.51	0.54	0.71
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(0.31)	(0.08)	(0.27)	0.52	(0.04)
Total from investment operations	0.20	0.45	0.24	1.06	0.67
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.51)	(0.52)	(0.52)	(0.53)	(0.72)
Return of capital	—	(0.01)	(0.00)[2]	(0.02)	—
Total dividends and distributions	(0.51)	(0.53)	(0.52)	(0.55)	(0.72)
Net asset value, end of year	$9.57	$9.88	$9.96	$10.24	$9.73
Total return[3]	2.21%	4.68%	2.34%	11.11%	7.40%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$190,537	$230,330	$175,189	$114,605	$60,899
Ratio of net expenses to average net assets	0.80%	0.99%	0.99%	0.99%	1.00%
Ratio of expenses to average net assets excluding interest expense	0.80%	0.99%	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets	5.33%	5.36%	5.08%	5.34%	7.64%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.31%	0.10%	0.17%	0.26%	0.29%
Portfolio turnover rate[4]	34%	37%	45%	79%	73%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of year	$9.88	$9.96	$10.24	$9.74	$9.79
INVESTMENT OPERATIONS
Net investment income[1]	0.49	0.51	0.49	0.51	0.64
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(0.31)	(0.08)	(0.28)	0.51	0.00[2]
Total from investment operations	0.18	0.43	0.21	1.02	0.64
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.49)	(0.50)	(0.49)	(0.50)	(0.69)
Return of capital	—	(0.01)	(0.00)[2]	(0.02)	—
Total dividends and distributions	(0.49)	(0.51)	(0.49)	(0.52)	(0.69)
Net asset value, end of year	$9.57	$9.88	$9.96	$10.24	$9.74
Total return[3]	1.96%	4.42%	2.09%	10.71%	7.12%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$34,254	$50,343	$44,930	$36,961	$8,447
Ratio of net expenses to average net assets	1.05%	1.24%	1.24%	1.24%	1.25%
Ratio of expenses to average net assets excluding interest expense	1.05%	1.24%	1.24%	1.24%	1.24%
Ratio of net investment income to average net assets	5.10%	5.13%	4.84%	4.99%	6.73%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.31%	0.10%	0.17%	0.26%	0.29%
Portfolio turnover rate[4]	34%	37%	45%	79%	73%

1  Per share information is calculated using the average shares outstanding method.

2  This amount represents less than $0.01 or $(0.01) per share.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of year	$9.88	$9.96[1]	$10.24	$9.74	$9.79
INVESTMENT OPERATIONS
Net investment income[2]	0.41	0.43	0.41	0.43	0.63
Net gain (loss) from investments and foreign currency related items (both realized and unrealized)	(0.31)	(0.08)	(0.28)	0.52	(0.06)
Total from investment operations	0.10	0.35	0.13	0.95	0.57
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.41)	(0.42)	(0.41)	(0.43)	(0.62)
Return of capital	—	(0.01)	(0.00)[3]	(0.02)	—
Total dividends and distributions	(0.41)	(0.43)	(0.41)	(0.45)	(0.62)
Net asset value, end of year	$9.57	$9.88	$9.96[1]	$10.24	$9.74
Total return[4]	1.19%	3.64%	1.33%	9.88%	6.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$42,566	$53,410	$46,586	$31,411	$6,673
Ratio of net expenses to average net assets	1.80%	1.99%	1.99%	1.99%	2.00%
Ratio of expenses to average net assets excluding interest expense	1.80%	1.99%	1.99%	1.99%	1.99%
Ratio of net investment income to average net assets	4.35%	4.38%	4.09%	4.25%	6.70%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.31%	0.10%	0.17%	0.26%	0.29%
Portfolio turnover rate[5]	34%	37%	45%	79%	73%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 or $(0.01) per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements
October 31, 2020

Note 1. Organization

Credit Suisse Strategic Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks total return. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective February 20, 2020, Class C shares, upon the ten year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3		Total
Investments in Securities
Corporate Bonds	$—	$110,122,439	$146,871		$110,269,310
Bank Loans	—	115,680,396	12,986,029		128,666,425
Asset Backed Securities	—	14,111,725	—		14,111,725
Common Stocks	2,393,985	372	313,201		2,707,558
Warrants	—	—	0	(1)	0	(1)
Short-term Investment	—	4,585,945	—		4,585,945
	$2,393,985	$244,500,877	$13,446,101		$260,340,963
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$15,233	$—		$15,233

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

The following is a reconciliation of investments as of October 31, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

	Corporate Bonds	Bank Loans	Common Stocks	Warrants		Total
Balance as of October 31, 2019	$706	$19,515,637	$833,990	$0	(1)	$20,350,333
Accrued discounts (premiums)	1,200	50,335	—	—		51,535
Purchases	1,128,889	4,736,323	2,047,314	—		7,912,526
Sales	(501,836)	(4,841,252)	(1,135,990)	—		(6,479,078)
Realized gain (loss)	(352,467)	(464,259)	(1,102,718)	—		(1,919,444)
Change in unrealized appreciation (depreciation)	(129,621)	(625,529)	(329,395)	—		(1,084,545)
Transfers into Level 3	—	4,627,151	—	—		4,627,151
Transfers out of Level 3	—	(10,012,377)	—	—		(10,012,377)
Balance as of October 31, 2020	$146,871	$12,986,029	$313,201	$0	(1)	$13,446,101
Net change in unrealized appreciation (depreciation) from investments still held as of October 31, 2020	$(129,621)	$(440,073)	$(778,607)	$—		$(1,348,301)

(1)  Includes zero valued securities.

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2020	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Corporate Bonds	$46,160	Income Approach	Expected Remaining Distribution	$0.01 – $0.91	($0.90)
	$100,711	Market Approach	EBITDA Multiples	5.7 (N/A)
Bank Loans	$12,986,029	Vendor Pricing	Single Broker Quote	$0.09 – $1.01	($0.95)
Common Stocks	$225,998	Income Approach	Expected Remaining Distribution	$0.01 – $9.82	($9.82)
	$30,132	Market Approach	EBITDA Multiples	3.1 – 6.2	(6.2)
	$57,071	Vendor Pricing	Single Broker Quote	$5.00 (N/A)
Warrants	$0	Market Approach	EBITDA Multiples	6.2 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2020, $4,627,151 was transferred from Level 2 to Level 3 due to a lack of a pricing source supported by observable inputs and $10,012,377 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2020, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2020 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2020.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$15,233	$—	$(9,580)	$20,706

For the year ended October 31, 2020, the Fund held an average monthly value on a net basis of $2,019,933 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received	Net Amount of Derivative Assets
Deutsche Bank AG	$15,233	$—	$—	$—	$15,233

(a)  Forward foreign currency contracts are included.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Schedule of Investments. At October 31, 2020, the Fund had no open futures contracts.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

I) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2020 are disclosed in the Schedule of Investments.

J) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented on the Schedule of Investments. As of October 31, 2020, the fund has no unfunded loan commitments.

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

K) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2020, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$4,510,267	$4,585,945	$4,585,945

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2020.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$4,510,267	$(4,510,267)	$—

(a)  Represents market value of loaned securities at year end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the year ended October 31, 2020, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $25,315, of which $82 was rebated to borrowers (brokers). The Fund retained $18,929 in income from the cash collateral investment, and SSB, as lending agent, was paid $6,304.

L) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021.

Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate ("EURIBOR"), Sterling Overnight Interbank Average Rate ("SONIA") and Secured Overnight Financing Rate ("SOFR"), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains uncertain. There also remains uncertainty and risk regarding the willingness and ability of issuers to include fallback provisions and/or other measures that contemplate the discontinuation of LIBOR in new and existing contracts or instruments. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

M) RECENT ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

The Fund is subject to Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased callable debt securities with noncontingent call features to the earliest call date. The Fund applied the standard on a retrospective basis, as allowed under the standard, beginning with the fiscal year ended October 31, 2019. The identified cost basis of the applicable securities at October 31, 2019 has been adjusted from $328,359,962 to $328,205,671. This change had no impact on total distributable earnings (loss) or the net asset value of the Fund.

In October 2020, FASB issued Accounting Standards Update No. 2020-08 ("ASU 2020-08"), "Receivables — Nonrefundable Fees and Other Costs (Codification Improvements Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities". ASU 2020-08 is an update of ASU No. 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the implication, if any, of the additional disclosure requirement and the impact is reflected on the Fund's financial statements.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 0.84% of the Fund's average daily net assets. For the year ended October 31, 2020, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $2,451,224 and $913,023, respectively. Effective November 12, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.79% of the Fund's average daily net assets for Class I shares, 1.04% of the Fund's average daily net assets for Class A shares, and 1.79% of the Fund's average daily net assets for Class C shares. Prior to November 12, 2019, Credit Suisse had contractually agreed to limit expenses so that the Fund's annual operating expenses did not exceed 0.99% of the Fund's average daily net assets for Class I shares, 1.24% of the Fund's average daily net assets for Class A shares and 1.99% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse under the contractual expense limitation arrangement, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2022.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2020 are as follows:

	Fee waivers/expense reimbursements subject to Recoupment	Expires October 31, 2021	Expires October 31, 2022	Expires October 31, 2023
Class I	$792,372	$57,746	$101,003	$633,623
Class A	171,612	18,678	23,286	129,648
Class C	191,528	17,570	24,206	149,752
Totals	$1,155,512	$93,994	$148,495	$913,023

Credit Suisse Asset Management Limited ("Credit Suisse U.K."), an affiliate of Credit Suisse, serves as sub-investment advisor to the Fund directly. Credit Suisse U.K.'s sub-investment advisor fees are paid by Credit Suisse.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 3. Transactions with Affiliates and Related Parties (continued)

co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2020, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $93,748.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2020, the Fund paid Rule 12b-1 distribution fees of $103,587 for Class A shares and $474,858 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2020, the Fund paid $144,365, which is included within transfer agent fees.

For the year ended October 31, 2020, CSSU and its affiliates advised the Fund that they retained $15,283 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on the sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition,

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 4. Line of Credit (continued)

the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2020 and during the year ended October 31, 2020, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is party to a joint uncommitted line of credit facility with SSB. For the year ended October 31, 2020, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2020, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$94,962,209	$144,898,289	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	11,123,159	$105,707,914	16,020,683	$158,880,864
Shares issued in reinvestment of dividends	1,079,949	10,216,382	1,040,714	10,308,101
Shares redeemed	(15,611,202)	(143,404,187)	(11,330,312)	(111,828,758)
Net increase (decrease)	(3,408,094)	$(27,479,891)	5,731,085	$57,360,207
	Class A
	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	1,408,775	$13,744,180	1,841,627	$18,205,631
Shares issued in reinvestment of dividends	207,019	1,959,547	232,793	2,305,904
Shares redeemed	(3,132,169)	(29,980,635)	(1,488,521)	(14,712,852)
Net increase (decrease)	(1,516,375)	$(14,276,908)	585,899	$5,798,683

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 6. Capital Share Transactions (continued)

	Class C
	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	515,512	$4,944,147	1,534,833	$15,220,400
Shares issued in reinvestment of dividends	212,292	2,005,564	213,349	2,113,477
Shares redeemed	(1,687,057)	(15,796,255)	(1,018,335)	(10,062,923)
Net increase (decrease)	(959,253)	$(8,846,544)	729,847	$7,270,954

On October 31, 2020, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	3	66%
Class A	5	68%
Class C	3	86%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2020 and 2019, respectively, was as follows:

Ordinary Income		Return of Capital
2020	2019	2020	2019
$15,054,943	$15,276,998	$—	$233,927

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, forwards, deferred organizational expenses, defaulted bonds and premium amortization accruals.

Credit Suisse Strategic Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 7. Income Tax Information and Distributions to Shareholders (continued)

At October 31, 2020, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(14,435,364)
Undistributed ordinary income	15,805
Unrealized depreciation	(17,708,613)
$(32,128,172)

At October 31, 2020, the Fund had $2,410,981 of unlimited short-term capital loss carryforwards and $12,024,383 of unlimited long term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2020, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$278,064,809
Unrealized appreciation	$4,354,593
Unrealized depreciation	(22,063,206)
Net unrealized appreciation (depreciation)	$(17,708,613)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), defaulted bonds and premium amortization adjustments, paid-in capital was credited $47,866 and distributable earnings/loss was charged $47,866. Net assets were not affected by this reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and Shareholders of Credit Suisse Strategic Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Credit Suisse Strategic Income Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2020, and the related statements of operations and changes in net assets including the related notes, and the financial highlights for the year ended October 31, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations, changes in its net assets and the financial highlights for the year ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2019 and the financial highlights for each of the periods ended on or prior to October 31, 2019 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting

Credit Suisse Strategic Income Fund
Report of Independent Registered Public Accounting Firm

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, agent banks and brokers, when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 23, 2020

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2020.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officers serve until his or her respective successor has been duly elected and qualified.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officers serve until his or her respective successor has been duly elected and qualified.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (20 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officers serve until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

Credit Suisse Strategic Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1  Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officers serve until his or her respective successor has been duly elected and qualified.

*  The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

Credit Suisse Strategic Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  SIF-AR-1020

CREDIT SUISSE FUNDS

Annual Report

October 31, 2020

■  CREDIT SUISSE
FLOATING RATE HIGH INCOME FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report
October 31, 2020 (unaudited)

November 30, 2020

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Floating Rate High Income Fund (the "Fund") for the 12-month period ended October 31, 2020.

Performance Summary
11/01/19 – 10/31/20

Fund & Benchmark	Performance
Class I1	0.92%
Class A1,2	0.70%
Class C1,2	(0.05)%
Credit Suisse Leveraged Loan Index[3]	1.50%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 4.75% and 1.00%, respectively.2

Market Review: Unexpected Volatility

The annual period ended October 31, 2020 was one of unexpected volatility. The Credit Suisse Leveraged Loan Index (the "Index"), the Fund's benchmark, returned 1.50% for the period. The loan market showed strength in the beginning of the period, as a strong economic backdrop highlighted by declining unemployment boosted corporate earnings helped increase investor appetite for senior loans. However, markets plunged in March 2020, as COVID-19 spread in the United States. During the month, investors pulled $13.4 billion from U.S. retail funds causing the average price of the Index to fall to 76.48 on March 23, 2020. The senior loan market recovered in the second quarter, as distressed and opportunistic credit buyers entered the market, lockdowns and restrictions were lifted in parts of the United States and Europe, and economic activity began to recover. The recovery continued through the summer and early fall as third quarter earnings steadily improved and investors gained confidence that there would be continued improvement into 2021. The discount margin for senior loans, using a three-year average life assumption, widened 85 basis points during the period to +583 basis points. Principal depreciation, however, was a large detractor, as the price of the Index decreased 2.53 points to end the period at 92.87.

According to JPMorgan, the par weighted default rate ended the period at 3.99%. Additionally, citing a better-than-expected third quarter economy and stabilization of energy prices, JPMorgan revised their 2021 default forecast to 3.5% for both loans and high yield — down from 5% and flat, respectively.

1

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

From a quality point of view, the middle tier-rated portion of the Index outperformed for the year, returning 2.42%, while the upper and lower tiers returned -0.70% and -6.04%, respectively.

As Federal Reserve policy swings shifted demand out of floating rate products, loan funds reported outflows each month, totaling more than $30 billion for the year. Mutual fund managers have been able to raise cash for these redemptions, thanks to demand from CLO creation and light primary issuance. Gross and net CLO issuance for the period were $173.3 billion and $119.3 billion, respectively.

The period saw a significant increase in gross new issue activity, while net issuance was almost identical to the prior year. Specifically, JPMorgan reported gross issuance of $452.3 billion and net issuance of $202.9 billion, down 32% and flat, respectively.

Strategic Review and Outlook: Cautiously Optimistic

For the annual period ended October 31, 2020, the Fund underperformed the Index. Positive security selection in the bank loan asset class contributed to relative performance. Additionally, positive security selection in housing, chemicals and metals/mining helped performance, while negative selection in media/telecommunications, manufacturing, and energy dragged performance down. From a ratings perspective, positive security selection in B-rated investments contributed to relative returns, while negative selection in BB-rated investments pulled them down.

We have been encouraged by the recovery in performance and liquidity positions of most companies and expect default rates to moderate from current levels. We are also pleased to see the return of an active primary loan market calendar, with most transactions in defensive sectors such as software, healthcare and packaging. Going forward, we will look for opportunities to add yield to the portfolio without taking unnecessary credit risk, while continuing to monitor COVID-exposed positions (primarily in the leisure & entertainment and energy sectors). While the markets and U.S. economy are by no means out of the woods, we remain constructive on the bank loan market over the intermediate and long term.

The Credit Suisse Credit Investments Group Team

John G. Popp
Thomas J. Flannery
Louis I. Farano
Wing Chan
David J. Mechlin

2

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Senior secured floating rate loans ("Senior Loans") typically hold the most senior position in the issuer's capital structure. Senior Loans are subject to the risk that a court could subordinate a Senior Loan to presently existing or future indebtedness or take other action detrimental to the holders of Senior Loans.

High yield bonds are bonds rated below BBB- by S&P or Baa3 by Moody's that are also known as "junk bonds." Such bonds entail greater risks than those found in higher- rated securities.

Additional principal risk factors for the Fund include conflict of interest risk, credit risk, foreign securities risk, illiquidity risk, interest rate risk, LIBOR risk, market risk, prepayment risk and valuation risk. Before you invest, please make sure you understand the risks that apply to the Fund. As with any mutual fund, you could lose money over any period of time.

Investments in the Fund are not bank deposits and are not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2020; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

3

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Floating Rate High Income Fund1,2 and the
Credit Suisse Leveraged Loan Index3 for Ten Years

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2   Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 4.75%), was (4.11)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including maximum contingent deferred sales charge ("CDSC") of 1.00%, was (1.01)%.

3   Credit Suisse Leveraged Loan Index is an unmanaged index that is designed to mirror the investable universe of the U.S. dollar denominated institutional leveraged loan market. The index does not have transaction costs and investors cannot invest directly in the index.

4

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Average Annual Returns as of October 31, 20201

	1 Year	5 Years	10 Years
Class I	0.92%	3.46%	4.22%
Class A Without Sales Charge	0.70%	3.21%	3.98%
Class A With Maximum Sales Charge	(4.11)%	2.20%	3.47%
Class C Without CDSC	(0.05)%	2.44%	3.20%
Class C With CDSC	(1.01)%	2.44%	3.20%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 0.79% for Class I shares, 1.04% for Class A shares and 1.79% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 0.70% for Class I shares, 0.95% for Class A shares and 1.70% for Class C shares.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. Effective April 22, 2019, the Fund entered into a written contract to limit expenses to 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

5

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2020.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

6

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2020

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$1,108.60	$1,106.90	$1,102.40
Expenses Paid per $1,000*	$3.71	$5.03	$8.98
Hypothetical 5% Fund Return
Beginning Account Value 05/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$1,021.62	$1,020.36	$1,016.59
Expenses Paid per $1,000*	$3.56	$4.82	$8.62
	Class I	Class A	Class C
Annualized Expense Ratios*	0.70%	0.95%	1.70%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

7

Credit Suisse Floating Rate High Income Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Credit Quality Breakdown*

(% of Total Investments as of October 31, 2020)

S&P Ratings**
A	1.1%
BBB	5.9
BB	15.3
B	55.0
CCC	17.3
CC	0.1
C	0.0 [1]
NR	4.7
Subtotal	99.4
Equity and Other	0.6
Total	100.0%

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

**  Credit Quality is based on ratings provided by the S&P Global Ratings Division of S&P Global Inc. ("S&P"). S&P is a main provider of ratings for credit assets classes and is widely used amongst industry participants. The NR category consists of securities that have not been rated by S&P.

1  This amount represents less than 0.1%.

8

Credit Suisse Floating Rate High Income Fund
Schedule of Investments
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (84.1%)
Advertising (1.2%)
$8,620	Clear Channel Outdoor Holdings, Inc., LIBOR 3M + 3.500%(1)	(B, B1)	08/21/26	3.714	$7,881,470
4,324	MH Sub I LLC, LIBOR 1M + 3.500%(1)	(B, B2)	09/13/24	3.648	4,196,226
5,980	MH Sub I LLC, LIBOR 1M + 7.500%(1)	(CCC+, Caa2)	09/15/25	7.648	5,972,525
3,969	Southern Graphics, Inc., LIBOR 1M + 3.250%(1)	(CCC+, B3)	12/31/22	3.398	2,616,533
6,000	Southern Graphics, Inc., LIBOR 1M + 7.500%(1),(2)	(CCC-, Caa3)	12/31/23	7.648	1,995,000
					22,661,754
Aerospace & Defense (0.9%)
7,770	Amentum Government Services Holdings LLC(3)	(B, B1)	01/29/27	5.500	7,624,795
7,960	Avolon TLB Borrower 1 (US) LLC, LIBOR 1M + 1.500%(1)	(BBB-, Baa2)	02/12/27	2.250	7,630,257
2,798	Fly Funding II S.a.r.l., LIBOR 3M + 1.750%(1)	(BBB-, Ba3)	08/11/25	1.990	2,444,405
					17,699,457
Air Transportation (0.6%)
9,853	American Airlines, Inc., LIBOR 1M + 2.000%(1)	(B, Ba3)	12/15/23	2.148	8,240,519
2,756	Mileage Plus Holdings LLC, LIBOR 3M + 5.250%(1)	(NR, Baa3)	06/25/27	6.250	2,806,889
					11,047,408
Auto Parts & Equipment (4.1%)
1,247	Adient U.S. LLC, LIBOR 1M + 4.250%(1)	(B+, Ba3)	05/06/24	4.398	1,231,881
8,803	American Axle & Manufacturing, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	04/06/24	3.000	8,527,759
2,933	Autokiniton U.S. Holdings, Inc., LIBOR 1M + 6.375%(1),(4)	(B, B2)	05/22/25	6.523	2,844,525
8,360	Clarios Global LP, LIBOR 1M + 3.500%(1)	(B, B1)	04/30/26	3.648	8,143,057
16,324	CS Intermediate Holdco 2 LLC, LIBOR 1M + 2.000%(1),(2)	(B-, B1)	11/02/23	2.750	14,164,049
1,960	Garrett Motion, Inc.(3),(4)	(BBB-, NR)	03/31/21	5.500	1,969,800
1,960	Garrett Motion, Inc.(3),(4)	(NR, NR)	03/31/21	5.500	1,920,800
1,708	Jason Group, Inc., LIBOR 1M + 2.000%(1)	(CCC-, Caa3)	02/28/26	11.000	1,558,305
2,613	Jason Group, Inc., LIBOR 1M + 3.000%(1),(4)	(B-, Caa1)	08/28/25	7.000	2,521,576
3,716	Les Schwab Tire Centers, LIBOR 3M + 3.500%(1)	(B, B2)	10/28/27	3.500	3,688,519
12,041	TI Group Automotive Systems, L.L.C., EURIBOR + 3.750%(1),(5)	(BB-, B1)	12/16/24	4.500	13,973,265
5,264	TI Group Automotive Systems, L.L.C., LIBOR 3M + 3.750%(1),(4)	(BB-, B1)	12/16/24	4.500	5,244,671
12,364	U.S. Farathane LLC, LIBOR 3M + 3.500%(1)	(CCC, Caa3)	12/23/21	4.500	11,313,507
					77,101,714

See Accompanying Notes to Financial Statements.
9

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Banking (0.7%)
$6,740	Citco Funding LLC, LIBOR 6M + 2.500%(1),(4)	(NR, Ba3)	09/28/23	2.769	$6,579,482
2,993	Citco Funding LLC, LIBOR 6M + 3.250%(1),(4)	(NR, Ba3)	09/28/23	3.750	2,970,056
3,600	NEXUS Buyer LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	11/09/26	3.897	3,537,900
					13,087,438
Building & Construction (0.4%)
1,940	ACProducts, Inc., LIBOR 3M + 6.500%(1)	(B, B2)	08/18/25	7.500	1,964,784
691	Service Logic Acquisition, Inc.,(1),(3),(4)	(B, B2)	10/23/27	0.500	687,923
2,394	Service Logic Acquisition, Inc., LIBOR 3M + 4.000%(1),(4)	(B, B2)	10/23/27	4.750	2,384,802
3,238	SiteOne Landscape Supply, Inc., LIBOR 1M + 2.750%(1)	(BB, B1)	10/29/24	3.750	3,222,229
					8,259,738
Building Materials (3.7%)
3,910	Airxcel, Inc., LIBOR 2M + 4.500%(1)	(B-, Caa2)	04/28/25	4.648	3,706,680
1,775	Airxcel, Inc., LIBOR 1M + 8.750%(1)	(CCC, Ca)	04/27/26	8.898	1,566,437
11,726	American Builders & Contractors Supply Co., Inc., LIBOR 1M + 2.000%(1)	(BB+, B1)	01/15/27	2.148	11,404,272
1,938	Cornerstone Building Brands, Inc., LIBOR 1M + 3.750%(1)	(B+, B2)	04/12/25	3.895	1,907,220
7,182	Floor & Decor Outlets of America, Inc., LIBOR 1M + 2.000%(1)	(BB-, Ba2)	02/14/27	2.150	6,930,432
8,000	Installed Building Products, Inc., LIBOR 1M + 2.250%(1)	(BB+, Ba3)	04/15/25	2.398	7,810,000
14,286	Priso Acquisition Corp., LIBOR 3M + 3.000%(1)	(B+, B3)	05/08/22	4.000	14,000,138
13,934	Summit Materials Cos. I LLC, LIBOR 1M + 2.000%(1)	(BBB-, Ba1)	11/21/24	2.148	13,698,522
8,949	Wilsonart LLC, LIBOR 3M + 3.250%(1)	(B+, B2)	12/19/23	4.250	8,826,548
					69,850,249
Cable & Satellite TV (1.2%)
15,229	CSC Holdings LLC, LIBOR 1M + 2.250%(1)	(BB, Ba3)	07/17/25	2.398	14,743,944
7,000	Ziggo B.V., EURIBOR + 3.000%(1),(5)	(B+, B1)	01/31/29	3.000	7,962,003
					22,705,947
Chemicals (7.7%)
5,180	Allnex (Luxembourg) & Cy S.C.A., EURIBOR + 3.250%(1),(5)	(B, B2)	09/13/23	3.250	5,825,357
2,313	Allnex (Luxembourg) & Cy S.C.A., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	4.000	2,251,503
1,743	Allnex U.S.A., Inc., LIBOR 3M + 3.250%(1)	(B, B2)	09/13/23	4.000	1,696,279
15,282	Alpha 3 B.V., LIBOR 3M + 3.000%(1)	(B-, B2)	01/31/24	4.000	15,050,035
1,718	Aruba Investments, Inc.(3)	(B-, B1)	10/28/27	4.000	1,709,530
9,144	Ascend Performance Materials Operations LLC, LIBOR 3M + 5.250%(1)	(BB-, B1)	08/27/26	6.250	9,138,758

See Accompanying Notes to Financial Statements.
10

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Chemicals
$2,552	ASP Chromaflo Dutch I B.V., LIBOR 3M + 3.500%(1)	(B, B2)	11/20/23	4.500	$2,470,253
259	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 1M + 8.000%(1),(2)	(CCC, Caa2)	11/18/24	9.000	212,900
1,962	ASP Chromaflo Intermediate Holdings, Inc., LIBOR 3M + 3.500%(1)	(B, B2)	11/20/23	4.500	1,899,728
8,502	Axalta Coating Systems U.S. Holdings, Inc., LIBOR 3M + 1.750%(1)	(BBB-, Ba1)	06/01/24	1.970	8,272,184
7,286	CeramTec AcquiCo GmbH, EURIBOR + 2.750%(1),(5)	(B, B2)	03/07/25	2.750	8,117,006
796	Ferro Corp. (Term Loan B1), LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/14/24	2.470	784,728
4,636	Ferro Corp. (Term Loan B2), LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/14/24	2.470	4,580,193
4,537	Ferro Corp. (Term Loan B3), LIBOR 3M + 2.250%(1)	(B+, Ba3)	02/14/24	2.470	4,482,742
1,905	Flint Group GmbH, EURIBOR + 4.250%(1),(5)	(CCC+, Caa1)	09/21/23	5.000	1,984,663
552	Flint Group GmbH, LIBOR 3M + 4.250%(1)	(CCC+, Caa1)	09/21/23	5.250	495,689
3,337	Flint Group U.S. LLC, LIBOR 3M + 4.250%(1)	(CCC+, Caa1)	09/21/23	5.250	2,998,514
6,923	Gemini HDPE LLC, LIBOR 3M + 2.500%(1)	(BB, Ba3)	08/07/24	2.720	6,797,283
8,853	PMHC II, Inc., LIBOR 12M + 3.500%(1)	(CCC+, Caa1)	03/31/25	4.500	8,067,433
2,907	PMHC II, Inc., LIBOR 12M + 7.750%(1),(2),(4)	(CCC, Caa3)	03/30/26	8.750	2,689,117
10,293	Polar U.S. Borrower LLC, LIBOR 1M + 4.750%(1)	(B-, B2)	10/15/25	4.897	9,932,317
3,110	Ravago Holdings America, Inc., LIBOR 1M + 2.750%(1),(4)	(BB+, B2)	07/13/23	2.900	3,101,809
5,504	Solenis Holdings LLC, LIBOR 3M + 4.000%(1)	(B-, B3)	06/26/25	4.256	5,384,917
13,557	Starfruit Finco B.V, LIBOR 1M + 3.000%(1)	(B+, B1)	10/01/25	3.145	13,170,471
4,625	Tronox Finance LLC, LIBOR 3M + 3.000%(1)	(B+, Ba3)	09/23/24	3.148	4,541,551
22,398	UTEX Industries, Inc.(3),(7)	(NR, NR)	05/22/21	0.000	6,898,721
1,850	UTEX Industries, Inc., LIBOR 1M + 9.000%(1),(4)	(NR, NR)	02/10/21	10.000	1,859,457
1,295	UTEX Industries, Inc.(3),(4)	(NR, NR)	10/30/24	8.500	1,301,620
3,978	Vantage Specialty Chemicals, Inc., LIBOR 6M + 8.250%(1),(2)	(CCC, Caa3)	10/27/25	9.250	3,127,098
6,533	Zep, Inc., LIBOR 6M + 4.000%(1)	(CCC+, B3)	08/12/24	5.000	6,195,678
2,250	Zep, Inc., LIBOR 3M + 8.250%(1),(2)	(CCC-, Caa3)	08/11/25	9.250	1,969,875
					147,007,409
Diversified Capital Goods (2.0%)
3,650	Callaway Golf Co., LIBOR 1M + 4.500%(1)	(B+, B1)	01/02/26	4.647	3,641,753
3,384	Dynacast International LLC, LIBOR 3M + 3.250%(1)	(CCC, Caa1)	01/28/22	4.250	3,175,538
3,910	Electrical Components International, Inc., LIBOR 1M + 4.250%(1)	(B-, B2)	06/26/25	4.398	3,603,730
2,756	Filtration Group Corp., LIBOR 1M + 3.000%(1)	(B, B3)	03/29/25	3.148	2,689,045
2,475	Filtration Group Corp., LIBOR 1M + 3.750%(1)	(B, B3)	03/31/25	4.500	2,448,948
9,445	Ingersoll-Rand Services Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	03/01/27	1.898	9,153,546
13,592	Vertiv Group Corp., LIBOR 1M + 3.000%(1)	(B+, B1)	03/02/27	3.148	13,395,315
					38,107,875

See Accompanying Notes to Financial Statements.
11

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Electric - Generation (0.6%)
$11,876	Brookfield WEC Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B2)	08/01/25	3.750	$11,625,623
Electric-Integrated (0.3%)
6,231	Pacific Gas & Electric Co., LIBOR 3M + 4.500%(1)	(BB-, B1)	06/23/25	5.500	6,179,842
Electronics (3.6%)
4,205	Brooks Automation, Inc., LIBOR 6M + 2.500%(1),(4)	(BB-, Ba3)	10/04/24	2.740	4,152,206
2,431	EXC Holdings III Corp., LIBOR 3M + 3.500%(1)	(B-, B2)	12/02/24	4.500	2,410,998
1,026	EXC Holdings III Corp., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	12/01/25	8.500	1,017,745
18,423	MACOM Technology Solutions Holdings, Inc., LIBOR 1M + 2.250%(1)	(B-, B3)	05/17/24	2.398	17,860,859
9,509	Microchip Technology, Inc., LIBOR 1M + 2.000%(1)	(NR, Baa3)	05/29/25	2.150	9,441,575
7,000	Oberthur Technologies S.A., EURIBOR + 3.750%(1),(5)	(B-, B3)	01/10/24	3.750	7,828,726
12,335	Oberthur Technologies SA, LIBOR 3M + 3.750%(1)	(B-, B3)	01/10/24	3.970	11,891,463
15,039	Tempo Acquisition LLC, LIBOR 1M + 3.250%(1)	(B, B1)	11/02/26	3.750	14,584,118
					69,187,690
Energy - Exploration & Production (0.6%)
2,714	Lower Cadence Holdings LLC, LIBOR 1M + 4.000%(1)	(B-, B2)	05/22/26	4.148	2,476,404
4,683	PES Holdings LLC, PRIME + 7.250%(1),(4),(7)	(NR, NR)	12/31/22	10.500	4,191,354
14,856	PES Holdings LLC, PRIME + 6.990%, PIK(1),(7),(11)	(NR, NR)	12/31/22	6.250	1,671,299
4,253	PES Holdings LLC, PRIME + 2.000%(1),(2),(4),(7)	(NR, NR)	12/31/22	5.250	3,402,065
					11,741,122
Food & Drug Retailers (0.3%)
2,999	L1R HB Finance Limited Â , EURIBOR + 4.250%(1),(5)	(CCC+, Caa1)	09/02/24	4.250	2,805,981
2,999	L1R HB Finance Limited Â , LIBOR - GBP + 5.250%(1),(8)	(CCC+, Caa1)	09/02/24	5.555	3,103,586
					5,909,567
Food - Wholesale (1.2%)
1,964	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/13/23	4.250	1,925,000
2,947	AI Aqua Merger Sub, Inc., LIBOR 1M + 3.250%(1),(4)	(B, B2)	12/13/23	4.250	2,887,899
2,756	AI Aqua Merger Sub, Inc., LIBOR 3M + 4.250%(1),(4)	(B, B2)	12/13/23	5.250	2,728,934
2,132	U.S. Foods, Inc., LIBOR 1M + 2.000%(1)	(BB-, B3)	09/13/26	2.148	2,032,366
7,158	United Natural Foods, Inc., LIBOR 1M + 4.250%(1)	(B, B2)	10/22/25	4.398	7,063,832
5,000	Zara UK Midco Ltd., EURIBOR + 5.750%(1),(2),(5)	(B, B2)	01/31/25	5.750	5,171,466
					21,809,497

See Accompanying Notes to Financial Statements.
12

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Forestry & Paper (0.3%)
$5,448	Asplundh Tree Expert LLC, LIBOR 1M + 2.500%(1)	(BBB-, Ba1)	09/07/27	2.640	$5,442,096
Gaming (2.6%)
3,491	Aristocrat Leisure Ltd., LIBOR 3M + 3.750%(1)	(BB+, Ba1)	10/19/24	4.750	3,498,669
4,080	Caesars Resort Collection LLC, LIBOR 1M + 2.750%(1)	(B+, B1)	12/23/24	2.898	3,836,677
7,245	CBAC Borrower LLC, LIBOR 1M + 4.000%(1),(2)	(CCC+, Caa2)	07/08/24	4.148	6,397,538
6,591	Gateway Casinos & Entertainment Ltd., LIBOR 3M + 3.500%, PIK(1),(11)	(B, B2)	03/13/25	7.500	5,965,228
5,833	Golden Nugget, Inc., LIBOR 1M + 2.500%(1)	(B, B2)	10/04/23	3.250	5,172,422
12,600	Jackpotjoy PLC, LIBOR - GBP + 4.500%(1),(8)	(B+, Ba3)	12/05/24	4.293	16,128,886
9,315	Stars Group Holdings B.V. (The), LIBOR 3M + 3.500%(1)	(BBB-, Ba1)	07/10/25	3.720	9,325,350
					50,324,770
Gas Distribution (0.2%)
4,263	Traverse Midstream Partners LLC, LIBOR 1M + 5.500%(1)	(B, B3)	09/27/24	6.500	3,951,346
Health Facilities (1.2%)
5,521	DaVita, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	08/12/24	1.648	5,438,270
1,995	DaVita, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	08/12/26	1.898	1,955,076
2,708	Western Dental Services, Inc., LIBOR 3M + 4.500%(1),(4)	(CCC+, Caa1)	06/30/23	5.500	2,551,901
14,287	Western Dental Services, Inc., LIBOR 3M + 5.250%(1),(4)	(CCC+, Caa1)	06/30/23	6.250	13,536,623
					23,481,870
Health Services (2.1%)
14,496	Athenahealth, Inc., LIBOR 3M + 4.500%(1),(4)	(B, B2)	02/11/26	4.750	14,224,113
7,880	Auris Luxembourg III Sarl, LIBOR 1M + 3.750%(1)	(B-, B3)	02/27/26	3.898	7,387,514
5,352	Carestream Health, Inc., LIBOR 6M + 6.750%(1)	(B-, B1)	05/08/23	7.750	5,177,688
943	KUEHG Corp., LIBOR 3M + 3.750%(1)	(CCC+, B3)	02/21/25	4.750	863,196
3,588	Radiology Partners, Inc., LIBOR 12M + 4.250%(1)	(B-, B3)	07/09/25	4.811	3,396,387
1,000	Southern Veterinary Partners, LLC, LIBOR 3M + 7.750%(1),(4)	(CCC, Caa2)	10/05/28	8.750	1,005,000
1,014	Southern Veterinary Partners, LLC(1),(3),(4),(6)	(B-, B2)	10/01/27	0.500	1,009,177
7,353	Southern Veterinary Partners, LLC, LIBOR 6M + 4.000%(1),(4)	(B-, B2)	10/02/27	5.000	7,316,533
					40,379,608
Hotels (0.7%)
5,000	Compass III Ltd., EURIBOR + 4.500%(1),(5)	(B, B2)	05/09/25	4.500	5,491,799
3,000	Compass IV Ltd., EURIBOR + 8.000%(1),(5)	(CCC, Caa2)	04/30/26	9.000	2,996,575
3,067	Playa Resorts Holding B.V., LIBOR 1M + 2.750%(1)	(B-, Caa1)	04/29/24	3.750	2,614,309
1,618	RHP Hotel Properties, LP, LIBOR 1M + 2.000%(1)	(B+, Ba3)	05/11/24	2.150	1,540,449
					12,643,132

See Accompanying Notes to Financial Statements.
13

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Insurance (0.2%)
$4,450	Alera Group Holdings, Inc., LIBOR 1M + 4.000%(1),(4)	(B, B2)	08/01/25	4.500	$4,338,952
Insurance Brokerage (3.1%)
13,417	Acrisure LLC, LIBOR 1M + 3.500%(1)	(B, B2)	02/15/27	3.648	12,970,294
5,390	Alliant Holdings Intermediate, LLC, LIBOR 1M + 2.750%(1)	(B, B2)	05/09/25	2.898	5,202,481
6,361	AssuredPartners, Inc., LIBOR 1M + 3.500%(1)	(B, B2)	02/12/27	3.648	6,151,034
5,237	Hub International Ltd., LIBOR 3M + 3.000%(1)	(B, B2)	04/25/25	3.186	5,046,283
7,295	Hyperion Insurance Group Ltd., EURIBOR + 3.500%(1),(4),(5)	(B, B2)	12/20/24	3.500	8,455,417
16,617	NFP Corp., LIBOR 1M + 3.250%(1)	(B, B1)	02/15/27	3.398	15,922,938
5,556	Ryan Specialty Group LLC, LIBOR 1M + 3.250%(1)	(B, B1)	09/01/27	4.000	5,524,389
					59,272,836
Investments & Misc. Financial Services (2.2%)
10,178	Altisource Solutions Sarl, LIBOR 3M + 4.000%(1),(2)	(B-, Caa1)	04/03/24	5.000	7,366,352
5,542	AqGen Ascensus, Inc., LIBOR 1M + 4.000%(1)	(B-, B2)	12/03/26	5.000	5,476,967
2,743	Deerfield Dakota Holding, LLC, LIBOR 1M + 3.750%(1)	(B-, B2)	04/09/27	4.750	2,704,269
15,329	Ditech Holding Corp., PRIME + 7.000%(1),(4),(7)	(NR, NR)	06/30/22	11.250	4,617,770
1,237	EIG Management Company, LLC, LIBOR 1M + 3.750%(1),(4)	(BB, Ba2)	02/22/25	4.500	1,234,216
10,031	Hudson River Trading LLC, LIBOR 1M + 3.000%(1)	(BB-, Ba2)	02/18/27	3.148	9,938,900
2,140	KREF Holdings X LLC, LIBOR 3M + 4.750%(1),(4)	(BB-, Ba2)	09/01/27	5.750	2,140,103
7,554	VFH Parent LLC, LIBOR 1M + 3.000%(1)	(B+, Ba3)	03/01/26	3.145	7,481,230
					40,959,807
Life Insurance (0.1%)
1,224	Vida Capital, Inc., LIBOR 1M + 6.000%(1)	(B, B2)	10/01/26	6.148	1,217,401
Machinery (2.0%)
3,407	Alliance Laundry Systems LLC, LIBOR 3M + 3.500%(1)	(B, B2)	10/08/27	4.250	3,383,765
2,841	Alloy Finco Ltd., LIBOR - GBP + 6.750%(1),(4),(8)	(NR, NR)	03/06/24	8.750	3,306,353
3,126	Alloy Finco Ltd., LIBOR - GBP + 0.500%, PIK(1),(8)	(NR, NR)	03/06/25	14.000	1,202,611
7,346	Cohu, Inc., LIBOR 1M + 3.000%(1)	(B-, B2)	10/01/25	3.148	7,109,892
2,307	CPM Holdings, Inc., LIBOR 1M + 3.750%(1)	(CCC+, B3)	11/17/25	3.899	2,151,929
1,977	CPM Holdings, Inc., LIBOR 1M + 8.250%(1),(2)	(CCC, Caa3)	11/15/26	8.399	1,817,209
3,696	LTI Holdings, Inc., LIBOR 1M + 6.750%(1),(2)	(CCC+, Caa3)	09/06/26	6.898	3,323,183
7,870	LTI Holdings, Inc., LIBOR 1M + 3.500%(1)	(B-, B3)	09/06/25	3.648	7,362,278
8,323	Welbilt, Inc., LIBOR 1M + 2.500%(1)	(CCC+, B3)	10/23/25	2.648	7,648,928
					37,306,148
See Accompanying Notes to Financial Statements.
14

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Managed Care (0.9%)
$8,606	Inovalon Holdings, Inc., LIBOR 1M + 3.000%(1)	(B+, B2)	04/02/25	3.188	$8,394,800
9,502	MPH Acquisition Holdings LLC, LIBOR 3M + 2.750%(1)	(B+, B1)	06/07/23	3.750	9,402,108
					17,796,908
Media - Broadcast (0.2%)
4,000	Recorded Books, Inc., LIBOR 1M + 4.250%(1),(4)	(B-, B3)	08/29/25	4.750	3,980,000
Media - Diversified (0.9%)
9,500	Alchemy Copyrights, LLC, LIBOR 1M + 3.250%(1),(4)	(B+, B1)	08/16/27	4.000	9,476,250
3,159	Diamond Sports Group LLC, LIBOR 1M + 3.250%(1)	(BB-, Ba3)	08/24/26	3.400	1,981,136
2,631	NEP/NCP Holdco, Inc., LIBOR 1M + 3.250%(1)	(B, Caa1)	10/20/25	3.398	2,387,019
5,000	NEP/NCP Holdco, Inc., LIBOR 1M + 7.000%(1),(2)	(CCC, Caa3)	10/19/26	7.148	4,056,250
					17,900,655
Media Content (0.4%)
2,052	NASCAR Holdings, Inc., LIBOR 1M + 2.750%(1)	(BB, Ba3)	10/19/26	2.902	2,001,350
5,469	WMG Acquisition Corp., LIBOR 1M + 2.130%(1)	(BB, Ba3)	11/01/23	2.273	5,399,784
					7,401,134
Medical Products (1.8%)
14,891	ABB Concise Optical Group LLC, LIBOR 6M + 5.000%(1)	(CCC+, B3)	06/15/23	6.000	13,073,003
6,439	Avantor Funding, Inc., LIBOR 1M + 2.250%(1)	(BB-, Ba2)	10/29/27	2.500	6,383,042
3,750	Maravai Intermediate Holdings, LLC, LIBOR 3M + 4.250%(1),(4)	(B-, B3)	10/19/27	6.250	3,740,625
10,060	Sotera Health Holdings LLC, LIBOR 3M + 4.500%(1)	(B, B2)	12/11/26	5.500	10,041,893
					33,238,563
Metals & Mining - Excluding Steel (0.5%)
9,341	GrafTech Finance, Inc., LIBOR 1M + 3.500%(1)	(BB-, B1)	02/12/25	4.500	9,235,700
7,529	Noranda Aluminum Acquisition Corp., PRIME + 3.500%(1),(4),(7)	(NR, NR)	02/28/19	7.750	677,594
					9,913,294
Non - Electric Utilities (0.1%)
3,020	BCP Raptor LLC, LIBOR 3M + 4.250%(1)	(B-, B3)	06/24/24	5.250	2,502,529
Packaging (2.1%)
3,909	Anchor Glass Container Corp., LIBOR 1M + 2.750%(1)	(CCC+, Caa1)	12/07/23	3.750	2,960,804
2,058	Anchor Glass Container Corp., LIBOR 1M + 7.750%(1),(2)	(CCC-, Caa3)	12/07/24	8.750	807,258
2,964	Anchor Glass Container Corp., LIBOR 3M + 5.000%(1),(4)	(CCC+, Caa1)	12/07/23	6.000	2,237,820

See Accompanying Notes to Financial Statements.
15

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Packaging
$12,172	Flex Acquisition Co., Inc., LIBOR 3M + 3.000%(1)	(B, B2)	12/29/23	4.000	$11,893,706
10,000	Klockner-Pentaplast of America, Inc., EURIBOR + 4.750%(1),(5)	(B-, B3)	06/30/22	4.750	11,201,542
5,915	Proampac PG Borrower LLC, PRIME + 2.500%(1)	(B-, B3)	11/20/23	5.442	5,825,831
4,061	Reynolds Group Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/23	2.898	3,992,139
4,375	Strategic Materials, Inc., LIBOR 3M + 7.750%(1),(2),(4)	(CC, C)	10/31/25	8.750	1,553,125
					40,472,225
Personal & Household Products (1.7%)
3,333	ABG Intermediate Holdings 2 LLC, LIBOR 3M + 5.250%(1),(4)	(B, B2)	09/27/24	6.250	3,316,667
3,400	Keter Group B.V., EURIBOR + 4.250%(1),(5)	(B-, Caa1)	10/31/23	5.250	3,761,236
3,686	Serta Simmons Bedding LLC (First Out Term Loan), LIBOR 1M + 7.500%(1)	(B+, B2)	08/10/23	8.500	3,699,750
12,367	Serta Simmons Bedding LLC (Second Out Term Loan), LIBOR 1M + 7.500%(1)	(B, Caa2)	08/10/23	8.500	10,620,281
6,966	TricorBraun Holdings, Inc., PRIME + 2.750%(1)	(B-, B2)	11/30/23	4.750	6,878,266
4,562	Weber-Stephen Products LLC, LIBOR 3M + 3.250%(1)	(B, B1)	10/20/27	3.250	4,524,691
					32,800,891
Pharmaceuticals (3.0%)
1,834	Akorn, Inc., LIBOR 3M + 7.500%(1)	(CCC+, Caa2)	10/01/25	14.000	1,844,648
7,149	Alkermes, Inc., LIBOR 1M + 2.250%(1),(4)	(BB, Ba3)	03/27/23	2.400	7,113,570
5,750	Bausch Health Companies, Inc., LIBOR 1M + 3.000%(1)	(BB, Ba2)	06/02/25	3.149	5,626,030
12,439	Endo Luxembourg Finance Co. I Sarl, LIBOR 3M + 4.250%(1)	(B+, B2)	04/29/24	5.000	11,858,116
2,992	Grifols Worldwide Operations U.S.A., Inc., LIBOR 1 Week + 2.000%(1)	(BB+, Ba2)	11/15/27	2.094	2,923,830
16,260	Jaguar Holding Co. II, LIBOR 1M + 2.500%(1)	(B+, Ba2)	08/18/22	3.500	16,167,380
2,591	RPI Intermediate Finance Trust, LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	02/11/27	1.898	2,581,306
9,703	Syneos Health, Inc., LIBOR 1M + 1.500%(1)	(BB, Ba3)	03/26/24	1.648	9,541,529
					57,656,409
Real Estate Development & Management (0.5%)
8,783	Forest City Enterprises LP, LIBOR 1M + 3.500%(1)	(B+, B2)	12/08/25	3.648	8,518,354
Real Estate Investment Trusts (0.1%)
2,494	Blackstone Mortgage Trust, Inc., LIBOR 1M + 4.750%(1),(4)	(B+, Ba2)	04/23/26	5.750	2,493,750

See Accompanying Notes to Financial Statements.
16

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Recreation & Travel (3.5%)
$13,038	Alterra Mountain Co., LIBOR 1M + 2.750%(1)	(B, B1)	07/31/24	2.898	$12,581,628
2,154	Bulldog Purchaser, Inc., LIBOR 1M + 7.750%(1)	(CCC-, Caa3)	09/04/26	7.898	1,798,461
10,005	Bulldog Purchaser, Inc., LIBOR 1M + 3.750%(1)	(B-, B3)	09/05/25	3.898	8,804,282
6,308	Crown Finance U.S., Inc., LIBOR 6M + 2.500%(1)	(CCC-, Caa3)	02/28/25	2.769	3,574,874
6,115	Crown Finance U.S., Inc., LIBOR 6M + 2.750%(1)	(CCC-, Caa3)	09/30/26	3.019	3,424,427
9,420	Hornblower Sub LLC, LIBOR 3M + 4.500%(1)	(CCC-, Caa2)	04/28/25	5.500	6,855,508
5,773	Hornblower Sub LLC(3)	(NR, NR)	11/02/25	9.125	5,600,000
877	Motion Finco Sarl, LIBOR 3M + 3.250%(1)	(CCC+, B2)	11/12/26	3.470	758,007
6,744	Motion Finco Sarl, LIBOR 3M + 3.250%(1)	(CCC+, B2)	11/12/26	3.470	5,827,712
3,980	Richmond UK Bidco Ltd., LIBOR - GBP + 4.250%(1),(8)	(B-, B3)	03/03/24	4.338	4,702,347
2,580	Samsonite International S.A., LIBOR 1M + 4.500%(1)	(B+, Ba2)	04/25/25	5.500	2,521,850
11,698	SeaWorld Parks & Entertainment, Inc., LIBOR 1M + 3.000%(1)	(B-, B2)	03/31/24	3.750	10,969,780
					67,418,876
Restaurants (1.5%)
9,949	1011778 B.C. Unlimited Liability Co., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	11/19/26	1.898	9,570,915
10,796	IRB Holding Corp., LIBOR 6M + 2.750%(1)	(B, B3)	02/05/25	3.750	10,296,930
8,403	K-Mac Holdings Corp., LIBOR 1M + 3.000%(1)	(B-, B2)	03/14/25	3.148	8,137,072
					28,004,917
Software - Services (10.4%)
6,364	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B2)	10/30/26	4.000	6,307,955
7,160	Camelot U.S. Acquisition 1 Co., LIBOR 1M + 3.000%(1)	(B, B2)	10/30/26	3.148	6,986,521
5,766	Ceridian HCM Holding, Inc., LIBOR 1 Week + 2.500%(1)	(B+, B2)	04/30/25	2.594	5,591,891
1,643	Dynatrace LLC, LIBOR 1M + 2.250%(1)	(BB-, B1)	08/22/25	2.398	1,618,719
4,080	Epicor Software Corp., LIBOR 1M + 7.750%(1)	(CCC, Caa2)	07/31/28	8.750	4,194,750
13,110	Epicor Software Corp., LIBOR 1M + 4.250%(1)	(B-, B2)	07/30/27	5.250	13,078,864
16,863	Finastra U.S.A., Inc., LIBOR 6M + 3.500%(1)	(CCC+, B2)	06/13/24	4.500	15,954,528
11,638	Flexera Software LLC, LIBOR 3M + 3.250%(1)	(B-, B2)	02/26/25	4.250	11,530,945
10,234	GHX Ultimate Parent Corp., LIBOR 3M + 3.250%(1)	(B, B2)	06/28/24	4.250	9,952,569
7,648	Go Daddy Operating Company LLC, LIBOR 1M + 1.750%(1)	(BB, Ba1)	02/15/24	1.898	7,483,333
3,817	Greeneden U.S. Holdings II LLC, EURIBOR + 3.500%(1),(5)	(B-, B2)	12/01/23	3.500	4,428,833
3,740	Hyland Software, Inc., LIBOR 1M + 7.000%(1)	(CCC, Caa1)	07/07/25	7.750	3,718,177
9,457	Hyland Software, Inc., LIBOR 1M + 3.500%(1)	(B-, B1)	07/01/24	4.250	9,343,680
1,958	MA FinanceCo. LLC, LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	2.648	1,855,235
3,134	Marcel LUX IV Sarl(3)	(B, B2)	09/22/27	4.750	3,112,780

See Accompanying Notes to Financial Statements.
17

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Software - Services
$12,559	Project Alpha Intermediate Holding, Inc., LIBOR 3M + 3.500%(1)	(B, B3)	04/26/24	4.500	$12,367,840
16,214	Refinitiv U.S. Holdings, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	10/01/25	3.398	15,999,951
13,110	Seattle Spinco, Inc., LIBOR 1M + 2.500%(1)	(BB-, B1)	06/21/24	2.648	12,421,257
861	SkillSoft Corp., LIBOR 3M + 7.500%(1)	(B+, B1)	12/27/24	8.500	866,252
1,345	SkillSoft Corp., LIBOR 3M + 7.500%(1)	(B-, Caa1)	04/27/25	8.500	1,335,684
1,435	SolarWinds Holdings, Inc., LIBOR 1M + 2.750%(1)	(B+, B1)	02/05/24	2.898	1,410,742
14,346	Solera LLC, LIBOR 2M + 2.750%(1)	(B, Ba3)	03/03/23	2.916	14,000,065
3,725	SS&C European Holdings Sarl, LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.898	3,627,832
5,313	SS&C Technologies, Inc., LIBOR 1M + 1.750%(1)	(BB+, Ba2)	04/16/25	1.898	5,175,115
13,063	The Ultimate Software Group, Inc., LIBOR 1M + 3.750%(1)	(B, B1)	05/04/26	3.898	12,865,275
7,686	Verint Systems, Inc., LIBOR 1M + 2.000%(1),(4)	(BBB-, Ba1)	06/28/24	2.140	7,608,759
5,505	VS Buyer LLC, LIBOR 1M + 3.250%(1),(4)	(B-, B1)	02/28/27	3.398	5,387,976
					198,225,528
Specialty Retail (1.5%)
2,881	Boing U.S. Holdco, Inc., LIBOR 1M + 7.500%(1),(2)	(CCC, Caa2)	10/03/25	8.500	2,708,140
2,269	EG America LLC, LIBOR 3M + 8.000%(1),(2)	(CCC, Caa2)	04/20/26	9.000	2,184,123
13,113	EG Finco Ltd, EURIBOR + 4.000%(1),(5)	(B-, B3)	02/07/25	4.000	14,224,682
9,664	Mister Car Wash Holdings, Inc., LIBOR 1M + 3.250%(1)	(CCC+, B2)	05/14/26	3.401	9,180,390
					28,297,335
Steel Producers/Products (1.5%)
12,603	Atkore International, Inc., LIBOR 3M + 2.750%(1)	(BB-, Ba3)	12/22/23	3.750	12,568,737
15,323	Zekelman Industries, Inc., LIBOR 1M + 2.000%(1)	(BB, Ba3)	01/24/27	2.148	14,904,069
					27,472,806
Support - Services (3.7%)
7,696	Allied Universal Holdco LLC, LIBOR 1M + 4.250%(1)	(B-, B3)	07/10/26	4.398	7,554,702
3,679	Brand Energy & Infrastructure Services, Inc., LIBOR 3M + 4.250%(1)	(B-, B3)	06/21/24	5.250	3,440,947
2,601	Change Healthcare Holdings LLC, LIBOR 3M + 2.500%(1)	(B+, B1)	03/01/24	3.500	2,543,862
2,045	Global Education Management Systems Establishment, LIBOR 3M + 5.000%(1)	(B, B3)	07/31/26	6.000	1,993,753
5,000	MSX International, Inc., EURIBOR + 4.500%(1),(2),(5)	(B-, Caa1)	01/06/24	4.500	4,886,136
8,935	PODS LLC, LIBOR 1M + 2.750%(1)	(B+, B2)	12/06/24	3.750	8,782,655
14,055	SAI Global Holdings II (Australia) Pty. Ltd., LIBOR 3M + 4.500%(1),(2)	(CCC, Caa1)	12/20/23	5.500	11,525,186

See Accompanying Notes to Financial Statements.
18

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
BANK LOANS (continued)
Support - Services
$11,606	Sedgwick Claims Management Services, Inc., LIBOR 1M + 3.250%(1)	(B, B2)	12/31/25	3.398	$11,169,508
8,033	The Geo Group, Inc., LIBOR 1M + 2.000%(1)	(BB+, Ba3)	03/22/24	2.750	7,333,770
7,330	Tribe Buyer LLC, LIBOR 1M + 4.500%(1)	(CCC+, Caa1)	02/16/24	5.500	5,585,077
6,717	USS Ultimate Holdings, Inc., LIBOR 3M + 7.750%(1),(2)	(CCC, Caa2)	08/25/25	8.750	6,440,088
					71,255,684
Tech Hardware & Equipment (0.5%)
9,900	CommScope, Inc., LIBOR 1M + 3.250%(1)	(B, Ba3)	04/06/26	3.398	9,587,061
Telecom - Wireline Integrated & Services (2.2%)
7,632	Altice France S.A., LIBOR 1M + 3.688%(1)	(B, B2)	01/31/26	3.836	7,411,797
12,456	CenturyLink, Inc., LIBOR 1M + 2.250%(1)	(BBB-, Ba3)	03/15/27	2.398	12,015,210
1,655	GTT Communications, Inc., LIBOR 3M + 2.750%(1)	(CCC+, B3)	05/31/25	2.970	1,424,660
10,269	Level 3 Financing, Inc., LIBOR 1M + 1.750%(1)	(BBB-, Ba1)	03/01/27	1.898	9,917,143
4	Numericable Group S.A., LIBOR 1M + 2.750%(1)	(B, B2)	07/31/25	2.898	3,440
10,808	Zayo Group Holdings, Inc., LIBOR 1M + 3.000%(1)	(B, B1)	03/09/27	3.148	10,437,088
					41,209,338
Theaters & Entertainment (3.0%)
1,076	AMC Entertainment Holdings, Inc., PRIME + 2.000%(1)	(CCC, Caa2)	04/22/26	3.230	611,358
10,580	Metro-Goldwyn-Mayer, Inc., LIBOR 1M + 4.500%(1),(4)	(CCC+, B3)	07/03/26	5.500	10,341,537
4,819	NAI Entertainment Holdings LLC, LIBOR 1M + 2.500%(1),(2)	(B+, B3)	05/08/25	3.500	4,414,655
8,651	PUG LLC, LIBOR 1M + 3.500%(1)	(B-, B3)	02/12/27	3.648	7,607,350
6,280	Technicolor S.A., Euribor + 3.000%(1),(5)	(CCC, Ca)	12/31/24	6.000	5,761,191
1,166	Technicolor S.A., LIBOR 6M + 6.000%(1)	(B, Caa1)	06/30/24	6.000	1,250,796
1,890	Technicolor S.A., LIBOR 3M + 2.750%(1)	(CCC, Ca)	12/31/24	6.025	1,488,067
9,322	UFC Holdings, LLC, LIBOR 6M + 3.250%(1)	(B, B2)	04/29/26	4.250	9,154,051
16,273	William Morris Endeavor Entertainment LLC, LIBOR 1M + 2.750%(1)	(CCC+, B3)	05/18/25	2.900	13,971,844
2,239	William Morris Endeavor Entertainment LLC, LIBOR 1M + 8.500%(1),(4)	(CCC+, B3)	05/18/25	9.500	2,221,959
					56,822,808
Transport Infrastructure/Services (0.3%)
7,947	AI Mistral Holdco Ltd., LIBOR 1M + 3.000%(1),(4)	(CCC+, Caa1)	03/11/24	4.000	6,158,643
TOTAL BANK LOANS (Cost $1,729,556,197)					1,602,428,004

See Accompanying Notes to Financial Statements.
19

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (6.4%)
Auto Parts & Equipment (0.3%)
$1,345	Clarios U.S. Finance Co., Rule 144A, Company Guaranteed Notes (Callable 05/15/22 @ 104.25)(9)	(CCC+, Caa1)	05/15/27	8.500	$1,405,256
6,665	Cooper-Standard Automotive, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/15/21 @ 102.81)(9)	(CCC, Caa1)	11/15/26	5.625	4,482,212
					5,887,468
Brokerage (0.1%)
2,017	StoneX Group, Inc., Rule 144A, Senior Secured Notes (Callable 06/15/22 @ 104.31)(9)	(BB-, Ba3)	06/15/25	8.625	2,131,717
Building Materials (0.3%)
5,135	PriSo Acquisition Corp., Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 100.00)(9),(10)	(CCC+, Caa2)	05/15/23	9.000	5,096,487
Cable & Satellite TV (0.4%)
1,100	CSC Holdings LLC, Rule 144A, Company Guaranteed Notes (Callable 05/15/21 @ 102.75)(9)	(BB, Ba3)	05/15/26	5.500	1,145,925
3,400	Telenet Finance Luxembourg Notes Sarl, Rule 144A, Senior Secured Notes (Callable 12/01/22 @ 102.75)(9)	(BB-, Ba3)	03/01/28	5.500	3,588,700
2,455	Ziggo B.V., Rule 144A, Senior Secured Notes (Callable 01/15/22 @ 102.75)(9)	(B+, B1)	01/15/27	5.500	2,551,592
					7,286,217
Chemicals (0.2%)
4,500	Atotech Alpha 2 B.V., 8.75% Cash, 9.50% PIK, Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 101.00)(9),(11)	(CCC, Caa2)	06/01/23	8.750	4,538,903
Electronics (0.1%)
1,724	Entegris, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/10/20 @ 103.47)(9)	(BB, Ba2)	02/10/26	4.625	1,773,565
Energy - Exploration & Production (0.3%)
7,600	W&T Offshore, Inc., Rule 144A, Secured Notes (Callable 11/30/20 @ 104.88)(9)	(B, Caa3)	11/01/23	9.750	4,959,000
Gaming (0.1%)
3,462	Golden Nugget, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 101.69)(9)	(CCC, Caa2)	10/15/24	6.750	2,935,845

See Accompanying Notes to Financial Statements.
20

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Health Services (0.2%)
$2,450	Radiology Partners, Inc., Rule 144A, Company Guaranteed Notes (Callable 02/01/23 @ 104.63)(9)	(CCC, Caa3)	02/01/28	9.250	$2,617,776
835	Valitas Health Services, Inc.(4),(12)	(NR, NR)	02/26/22	0.000	762,481
					3,380,257
Insurance (0.1%)
1,575	Alliant Holdings Co-Issuer, Rule 144A, Senior Secured Notes (Callable 10/15/23 @ 102.13)(9)	(B, B2)	10/15/27	4.250	1,566,140
491	Alliant Holdings Co-Issuer, Rule 144A, Senior Unsecured Notes (Callable 10/15/22 @ 103.38)(9)	(CCC+, Caa2)	10/15/27	6.750	516,380
					2,082,520
Insurance Brokerage (0.2%)
3,000	Acrisure Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 103.50)(9)	(CCC+, Caa2)	11/15/25	7.000	3,010,875
Investments & Misc. Financial Services (0.3%)
4,675	Compass Group Diversified Holdings LLC, Rule 144A, Senior Unsecured Notes (Callable 05/01/21 @ 104.00)(9)	(B, B1)	05/01/26	8.000	4,932,078
Media Content (0.1%)
3,000	Diamond Sports Finance Co., Rule 144A, Senior Secured Notes (Callable 08/15/22 @ 102.69)(9)	(BB-, Ba3)	08/15/26	5.375	1,758,750
Metals & Mining - Excluding Steel (0.7%)
13,320	Taseko Mines Ltd., Rule 144A, Senior Secured Notes (Callable 11/30/20 @ 102.19)(9)	(CCC+, Caa1)	06/15/22	8.750	12,867,320
Oil Field Equipment & Services (0.1%)
146	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Secured Notes (Callable 06/01/21 @ 104.00)(4),(9),(11),(12)	(NR, NR)	05/15/25	11.000	113,590
1,113	Pioneer Energy Services Corp., PIK, Rule 144A, Senior Unsecured Notes(4),(9),(11),(12)	(NR, NR)	08/28/25	5.000	353,600
7,000	Shelf Drilling Holdings Ltd., Rule 144A, Company Guaranteed Notes (Callable 02/15/21 @ 106.19)(9)	(CCC+, Caa2)	02/15/25	8.250	2,336,250
					2,803,440
Packaging (0.4%)
7,275	TriMas Corp., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 102.44)(9)	(BB-, Ba3)	10/15/25	4.875	7,410,279

See Accompanying Notes to Financial Statements.
21

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Pharmaceuticals (0.7%)
$355	Bausch Health Americas, Inc., Rule 144A, Company Guaranteed Notes (Callable 04/01/22 @ 104.63)(9)	(B, B3)	04/01/26	9.250	$391,849
32	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 100.00)(9)	(B, B3)	05/15/23	5.875	31,945
2,000	Bausch Health Cos., Inc., Rule 144A, Company Guaranteed Notes (Callable 02/15/24 @ 103.13)(9)	(B, B3)	02/15/29	6.250	2,064,000
10,204	Owens & Minor, Inc., Global Senior Secured Notes (Callable 09/15/24 @ 100.00)	(B+, B2)	12/15/24	4.375	10,223,132
					12,710,926
Real Estate Investment Trusts (0.2%)
4,634	Starwood Property Trust, Inc., Rule 144A, Senior Unsecured Notes (Callable 08/01/23 @ 100.00)(9)	(B+, Ba3)	11/01/23	5.500	4,598,272
Recreation & Travel (0.3%)
1,296	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 102.44)(9)	(CCC, B3)	07/31/24	4.875	1,206,408
1,500	Six Flags Entertainment Corp., Rule 144A, Company Guaranteed Notes (Callable 04/15/22 @ 102.75)(9),(10)	(CCC, B3)	04/15/27	5.500	1,397,325
2,500	Six Flags Theme Parks, Inc., Rule 144A, Senior Secured Notes (Callable 07/01/22 @ 103.50)(9)	(B, Ba2)	07/01/25	7.000	2,651,562
					5,255,295
Software - Services (0.3%)
5,002	Solera Finance, Inc., Rule 144A, Senior Unsecured Notes (Callable 11/30/20 @ 105.25)(9)	(CCC+, Caa1)	03/01/24	10.500	5,199,679
Specialty Retail (0.0%)
750	Penske Automotive Group, Inc., Company Guaranteed Notes (Callable 05/15/21 @ 102.75)	(B+, Ba3)	05/15/26	5.500	775,313
Support - Services (0.1%)
2,565	Gems Education Delaware LLC, Rule 144A, Senior Secured Notes (Callable 07/31/22 @ 103.56)(9)	(B, B3)	07/31/26	7.125	2,542,556

See Accompanying Notes to Financial Statements.
22

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
CORPORATE BONDS (continued)
Tech Hardware & Equipment (0.2%)
$3,000	CommScope Technologies LLC, Rule 144A, Company Guaranteed Notes (Callable 03/15/22 @ 102.50)(9)	(CCC+, B3)	03/15/27	5.000	$2,805,060
1,850	CommScope, Inc., Rule 144A, Company Guaranteed Notes (Callable 03/01/22 @ 104.13)(9)	(CCC+, B3)	03/01/27	8.250	1,917,063
					4,722,123
Telecom - Wireline Integrated & Services (0.4%)
4,000	Altice Financing S.A., Rule 144A, Senior Secured Notes (Callable 05/15/21 @ 103.75)(9)	(B, B2)	05/15/26	7.500	4,180,000
7,000	GTT Communications, Inc., Rule 144A, Company Guaranteed Notes (Callable 11/30/20 @ 105.91)(9)	(CCC-, Caa2)	12/31/24	7.875	3,526,250
					7,706,250
Theaters & Entertainment (0.3%)
2,973	AMC Entertainment Holdings, Inc., 10.00% Cash, 12.00% PIK, Rule 144A, Secured Notes (Callable 06/15/23 @ 106.00)(9),(11)	(C, Ca)	06/15/26	12.000	193,245
1,961	Technicolor S.A., Tranche 1 Notes(5)	(NR, NR)	06/30/24	12.000	2,450,261
2,442	Technicolor S.A., Tranche 2 Notes(5)	(NR, NR)	06/30/24	12.000	3,050,682
					5,694,188
TOTAL CORPORATE BONDS (Cost $136,611,841)					122,059,323
ASSET BACKED SECURITIES (3.8%)
Collateralized Debt Obligations (3.8%)
2,100	BlueMountain CLO Ltd., 2015-3A, Rule 144A, LIBOR 3M + 5.400%(1),(9)	(B, NR)	04/20/31	5.618	1,586,828
4,235	Capital Automotive LLC, 2017-1A, Rule 144A(3),(9)	(A+, NR)	04/15/47	3.870	4,251,746
2,557	Capital Automotive LLC, 2017-1A, Rule 144A(3),(9)	(A+, NR)	04/15/47	4.180	2,565,934
750	Carlyle Global Market Strategies CLO Ltd., 2014-3RA, Rule 144A, LIBOR 3M + 5.400%(1),(9)	(B+, NR)	07/27/31	5.617	578,440
2,000	Carlyle Global Market Strategies CLO Ltd., 2014-5A, Rule 144A, LIBOR 3M + 3.150%(1),(9)	(BBB-, NR)	07/15/31	3.387	1,765,937
1,850	Carlyle Global Market Strategies CLO Ltd., 2015-2A, Rule 144A, LIBOR 3M + 6.150%(1),(2),(9)	(NR, B3)	04/27/27	6.367	1,350,123
2,000	Carlyle U.S. CLO Ltd., 2017-2A, Rule 144A(2),(3),(9)	(NR, NR)	07/20/31	0.000	719,848
2,625	CIFC Funding Ltd., 2014-1A, Rule 144A, LIBOR 3M + 5.850%(1),(9)	(B+, NR)	01/18/31	5.850	2,231,089
4,000	Crown Point CLO IV Ltd., 2018-4A, Rule 144A, LIBOR 3M + 2.750%(1),(9)	(NR, Baa3)	04/20/31	2.968	3,557,563
3,500	Elevation CLO Ltd., 2014-2A, Rule 144A, LIBOR 3M + 3.200%(1),(9)	(NR, Baa3)	10/15/29	3.437	3,101,170

See Accompanying Notes to Financial Statements.
23

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%	Value
ASSET BACKED SECURITIES (continued)
Collateralized Debt Obligations
$5,000	Galaxy XVIII CLO Ltd., 2018-28A, Rule 144A, LIBOR 3M + 3.000%(1),(9)	(BBB-, NR)	07/15/31	3.237	$4,496,386
2,250	Greywolf CLO II Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.350%(1),(9)	(B+, NR)	10/15/29	6.587	1,903,822
2,000	Greywolf CLO III Ltd., 2020-3RA, Rule 144A, LIBOR 3M + 6.920%(1),(9)	(BB-, NR)	04/15/33	7.136	1,781,044
6,500	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 2.950%(1),(9)	(A, NR)	04/17/30	3.168	6,417,333
1,000	Greywolf CLO IV Ltd., 2019-1A, Rule 144A, LIBOR 3M + 3.950%(1),(9)	(BBB-, NR)	04/17/30	4.168	966,093
6,000	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 2.000%(1),(9)	(A, NR)	01/27/31	2.000	5,733,954
3,950	Greywolf CLO V Ltd., 2015-1A, Rule 144A, LIBOR 3M + 3.000%(1),(9)	(BBB-, NR)	01/27/31	3.000	3,561,856
3,250	KKR Financial CLO Ltd., 2013-1A, Rule 144A, LIBOR 3M + 6.080%(1),(9)	(NR, Ba3)	04/15/29	6.317	2,645,029
2,250	Octagon Investment Partners 26 Ltd., 2016-1A, Rule 144A, LIBOR 3M + 2.850%(1),(9)	(BBB-, NR)	07/15/30	3.087	2,011,600
3,500	Shackleton CLO Ltd., 2014-6RA, Rule 144A, LIBOR 3M + 2.970%(1),(9)	(NR, Baa3)	07/17/28	3.188	3,276,462
3,000	Venture CLO Ltd., 2017-28AA, Rule 144A, LIBOR 3M + 2.400%(1),(9)	(NR, A2)	10/20/29	2.618	2,842,692
1,250	Venture CLO Ltd., 2018-31A, Rule 144A, LIBOR 3M + 2.820%(1),(9)	(NR, Baa3)	04/20/31	3.038	1,046,811
3,000	Venture CLO Ltd., 2018-35A, Rule 144A, LIBOR 3M + 3.500%(1),(9)	(NR, Ba1)	10/22/31	3.716	2,576,081
3,000	Venture XIII CLO Ltd., 2013-13A, Rule 144A, LIBOR 3M + 3.300%(1),(9)	(NR, Baa2)	09/10/29	3.300	2,640,099
2,150	Vibrant CLO V Ltd., 2016-5A, Rule 144A, LIBOR 3M + 7.000%(1),(9)	(NR, B1)	01/20/29	7.218	1,502,945
1,500	Vibrant CLO VI Ltd., 2017-6A, Rule 144A, LIBOR 3M + 5.750%(1),(9)	(NR, B1)	06/20/29	5.977	1,113,223
3,000	Voya CLO Ltd., 2014-4A, Rule 144A, LIBOR 3M + 3.350%(1),(9)	(BBB-, NR)	07/14/31	3.579	2,612,821
3,000	Voya CLO Ltd., 2017-1A, Rule 144A(1),(2),(9),(13)	(NR, NR)	04/17/30	0.000	1,041,738
1,459	Wendy's Funding LLC, 2018-1A, Rule 144A(9)	(BBB, NR)	03/15/48	3.573	1,502,312
TOTAL ASSET BACKED SECURITIES (Cost $81,921,429)					71,380,979
Number of Shares
COMMON STOCKS (0.6%)
Auto Parts & Equipment (0.1%)
151,253	Jason Group, Inc.(4),(12),(14)				756,265
134,659	Remainco LLC(4),(12),(14)				1,322,351
					2,078,616

See Accompanying Notes to Financial Statements.
24

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Number of Shares		Value
COMMON STOCKS (continued)
Building & Construction (0.0%)
6	White Forest Resources, Inc.(2),(4),(12),(14)	$—
Chemicals (0.1%)
9,785	Huntsman Corp.(2),(14)	237,678
31,756	Project Investor Holdings LLC(2),(4),(12),(14)	317
529,264	Proppants Holdings LLC(2),(4),(12),(14)	576,898
		814,893
Energy - Exploration & Production (0.0%)
872,375	PES Energy, Inc.(2),(14)	8,724
Machinery (0.0%)
3,585,446	Doncasters U.S. Finance LLC(4),(8),(12),(14)	—
Oil Field Equipment & Services (0.0%)
12,409	Pioneer Energy Services Corp.(4),(12),(14)	9,307
Pharmaceuticals (0.1%)
156,133	Akorn Holding Company LLC	1,717,463
Private Placement (0.2%)
210,737	Technicolor S.A. warrants, expires 12/11/20(15)	299,015
2,513,162	Technicolor S.A. EUR 27.0(15)	3,595,210
		3,894,225
Software - Services (0.1%)
12,594	SkillSoft Corp.	2,140,980
Support - Services (0.0%)
779	Sprint Industrial Holdings LLC, Class G(2),(4),(12),(14)	—
71	Sprint Industrial Holdings LLC, Class H(2),(4),(12),(14)	—
172	Sprint Industrial Holdings LLC, Class I(2),(4),(12),(14)	2
		2
Theaters & Entertainment (0.0%)
45	NEG Holdings LLC, Litigation Trust Units(2),(4),(12),(14)	—
TOTAL COMMON STOCKS (Cost $24,954,526)		10,664,210
WARRANT (0.0%)
Chemicals (0.0%)
132,316	Project Investor Holdings LLC, expires 02/20/2022(2),(4),(12),(14) (Cost $68,805)	—
SHORT-TERM INVESTMENTS (0.2%)
4,631,212	State Street Navigator Securities Lending Government Money Market Portfolio 0.09%(16) (Cost $4,631,212)	4,631,212
TOTAL INVESTMENTS AT VALUE (95.1%) (Cost $1,977,744,010)		1,811,163,728
OTHER ASSETS IN EXCESS OF LIABILITIES (4.9%)		93,971,141
NET ASSETS (100.0%)		$1,905,134,869

See Accompanying Notes to Financial Statements.
25

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Variable rate obligation — The interest rate shown is the rate in effect as of October 31, 2020.

(2)  Illiquid security (unaudited).

(3)  The rates on certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The interest rate shown is the rate in effect as of October 31, 2020.

(4)  Security is valued using significant unobservable inputs.

(5)  This security is denominated in Euro.

(6)  All or a portion is an unfunded loan commitment (See note 2-I).

(7)  Bond is currently in default.

(8)  This security is denominated in British Pound.

(9)  Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2020, these securities amounted to a value of $176,178,433 or 9.2% of net assets.

(10)  Security or portion thereof is out on loan (See note 2-J).

(11)  PIK: Payment-in-kind security for which part of the income earned may be paid as additional principal.

(12)  Not readily marketable security; security is valued at fair value as determined in good faith by, or under the direction of, the Board of Trustees.

(13)  Zero coupon security.

(14)  Non-income producing security.

(15)  Security is held through holdings of 100 shares of the CIG Special Purpose SPC — Credit Suisse Floating Rate High Income Fund Segregated Portfolio, an affiliated entity.

(16)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2020.

INVESTMENT ABBREVIATIONS

1M = 1 Month

2M = 2 Month

3M = 3 Month

6M = 6 Month

12M = 12 Month

EURIBOR = Euro Interbank Offered Rate

LIBOR = London Interbank Offered Rate

NR = Not Rated

Sarl - société à responsabilité limitée

See Accompanying Notes to Financial Statements.
26

Credit Suisse Floating Rate High Income Fund
Schedule of Investments (continued)
October 31, 2020

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
USD	123,658,204	EUR	104,363,924	10/13/21	Morgan Stanley	$(123,658,204)	$(122,548,729)	$1,109,475
USD	1,202,907	EUR	1,018,063	10/13/21	Deutsche Bank AG	(1,202,907)	(1,195,454)	7,453
USD	28,349,412	GBP	21,912,962	10/13/21	Deutsche Bank AG	(28,349,412)	(28,389,360)	(39,948)
								$1,076,980

Currency Abbreviations:

EUR = Euro

GBP = British Pound

USD = United States Dollar

See Accompanying Notes to Financial Statements.
27

Credit Suisse Floating Rate High Income Fund
Statement of Assets and Liabilities
October 31, 2020

Assets
Investments at value, including collateral for securities on loan of $4,631,212 (Cost $1,977,744,010) (Note 2)	$1,811,163,728[1]
Cash	120,994,602
Foreign currency at value (Cost $877,572)	868,979
Receivable for investments sold	40,640,894
Interest receivable	10,122,773
Receivable for Fund shares sold	1,735,487
Unrealized appreciation on forward foreign currency contracts (Note 2)	1,116,928
Prepaid expenses and other assets	109,577
Total assets	1,986,752,968
Liabilities
Investment advisory fee payable (Note 3)	1,033,390
Administrative services fee payable (Note 3)	170,633
Shareholder servicing/Distribution fee payable (Note 3)	81,713
Payable for investments purchased	71,370,513
Payable upon return of securities loaned (Note 2)	4,631,212
Payable for Fund shares redeemed	2,124,135
Dividend payable	1,140,782
Unfunded loan commitments (Note 2)	227,273
Unrealized depreciation on forward foreign currency contracts (Note 2)	39,948
Trustees' fee payable	20,523
Accrued expenses	777,977
Total liabilities	81,618,099
Net Assets
Capital stock, $.001 par value (Note 6)	301,841
Paid-in capital (Note 6)	2,163,284,729
Total distributable earnings (loss)	(258,451,701)
Net assets	$1,905,134,869
I Shares
Net assets	$1,699,373,422
Shares outstanding	269,417,589
Net asset value, offering price and redemption price per share	$6.31
A Shares
Net assets	$146,802,854
Shares outstanding	23,153,254
Net asset value and redemption price per share	$6.34
Maximum offering price per share (net asset value/(1-4.75%))	$6.66
C Shares
Net assets	$58,958,593
Shares outstanding	9,269,776
Net asset value and offering price per share	$6.36

1  Includes $4,547,767 of securities on loan.

See Accompanying Notes to Financial Statements.
28

Credit Suisse Floating Rate High Income Fund
Statement of Operations
For the Year Ended October 31, 2020

Investment Income
Interest	$107,620,178
Dividends	90,316
Other	132,993
Securities lending (net of rebates)	46,151
Total investment income	107,889,638
Expenses
Investment advisory fees (Note 3)	11,780,271
Administrative services fees (Note 3)	316,186
Shareholder servicing/Distribution fees (Note 3)
Class A	405,565
Class C	713,152
Transfer agent fees (Note 3)	1,924,168
Commitment fees (Note 4)	711,543
Custodian fees	364,322
Registration fees	105,190
Insurance expense	94,260
Trustees' fees	64,798
Audit and tax fees	60,719
Printing fees	55,153
Legal fees	25,095
Miscellaneous expense	45,350
Total expenses	16,665,772
Less: fees waived (Note 3)	(1,807,750)
Net expenses	14,858,022
Net investment income	93,031,616
Net Realized and Unrealized Gain (Loss) from Investments, Foreign Currency and Forward Foreign Currency Contracts
Net realized loss from investments	(60,356,791)
Net realized gain from foreign currency transactions	324,573
Net realized loss from forward foreign currency contracts	(6,472,171)
Net change in unrealized appreciation (depreciation) from investments	(36,008,681)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(115,194)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	4,746,605
Net realized and unrealized loss from investments, foreign currency and forward foreign currency contracts	(97,881,659)
Net decrease in net assets resulting from operations	$(4,850,043)

See Accompanying Notes to Financial Statements.
29

Credit Suisse Floating Rate High Income Fund
Statements of Changes in Net Assets

	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
From Operations
Net investment income	$93,031,616	$151,749,581
Net realized loss from investments, foreign currency transactions and forward foreign currency contracts	(66,504,389)	(17,354,588)
Net change in unrealized appreciation (depreciation) from investments, foreign currency translations and forward foreign currency contracts	(31,377,270)	(108,844,997)
Net increase (decrease) in net assets resulting from operations	(4,850,043)	25,549,996
From Distributions
From distributable earnings
Class I	(82,928,381)	(136,066,401)
Class A	(7,380,308)	(11,431,407)
Class C	(2,732,307)	(4,317,758)
Net decrease in net assets resulting from distributions	(93,040,996)	(151,815,566)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	719,070,271	829,774,372
Reinvestment of dividends	78,676,976	129,983,502
Net asset value of shares redeemed	(1,281,035,675)	(2,458,533,098)
Net decrease in net assets from capital share transactions	(483,288,428)	(1,498,775,224)
Net decrease in net assets	(581,179,467)	(1,625,040,794)
Net Assets
Beginning of year	2,486,314,336	4,111,355,130
End of year	$1,905,134,869	$2,486,314,336

See Accompanying Notes to Financial Statements.
30

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of year	$6.56	$6.81[1]	$6.87	$6.77	$6.72
INVESTMENT OPERATIONS
Net investment income[2]	0.30	0.35	0.29	0.28	0.32
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.25)	(0.25)	(0.06)	0.10	0.05
Total from investment operations	0.05	0.10	0.23	0.38	0.37
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.30)	(0.35)	(0.29)	(0.27)	(0.31)
Return of capital	—	—	—	(0.01)	(0.01)
Total dividends and distributions	(0.30)	(0.35)	(0.29)	(0.28)	(0.32)
Net asset value, end of year	$6.31	$6.56	$6.81[1]	$6.87	$6.77
Total return[3]	0.92%	1.47%	3.45%	5.75%	5.79%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1,699,373	$2,199,606	$3,704,519	$3,236,360	$2,438,027
Ratio of net expenses to average net assets	0.70%	0.70%	0.70%	0.70%	0.70%
Ratio of net investment income to average net assets	4.80%	5.18%	4.29%	4.12%	4.87%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%	0.08%	0.06%	0.07%	0.11%
Portfolio turnover rate[4]	30%	23%	45%	64%	48%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
31

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of year	$6.59	$6.84[1]	$6.90	$6.80	$6.75
INVESTMENT OPERATIONS
Net investment income[2]	0.29	0.33	0.28	0.27	0.31
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.25)	(0.25)	(0.06)	0.10	0.05
Total from investment operations	0.04	0.08	0.22	0.37	0.36
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.29)	(0.33)	(0.28)	(0.26)	(0.30)
Return of capital	—	—	—	(0.01)	(0.01)
Total dividends and distributions	(0.29)	(0.33)	(0.28)	(0.27)	(0.31)
Net asset value, end of year	$6.34	$6.59	$6.84[1]	$6.90	$6.80
Total return[3]	0.70%	1.23%	3.20%	5.48%	5.52%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$146,803	$199,328	$289,959	$284,456	$227,399
Ratio of net expenses to average net assets	0.95%	0.95%	0.95%	0.95%	0.95%
Ratio of net investment income to average net assets	4.54%	4.93%	4.03%	3.87%	4.63%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%	0.08%	0.06%	0.07%	0.11%
Portfolio turnover rate[4]	30%	23%	45%	64%	48%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
32

Credit Suisse Floating Rate High Income Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of year	$6.61	$6.87[1]	$6.92	$6.82	$6.77
INVESTMENT OPERATIONS
Net investment income[2]	0.24	0.28	0.23	0.22	0.26
Net gain (loss) from investments, foreign currency transactions and forward foreign currency contracts (both realized and unrealized)	(0.25)	(0.26)	(0.05)	0.10	0.05
Total from investment operations	(0.01)	0.02	0.18	0.32	0.31
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.24)	(0.28)	(0.23)	(0.21)	(0.25)
Return of capital	—	—	—	(0.01)	(0.01)
Total dividends and distributions	(0.24)	(0.28)	(0.23)	(0.22)	(0.26)
Net asset value, end of year	$6.36	$6.61	$6.87[1]	$6.92	$6.82
Total return[3]	(0.05)%	0.34%	2.58%	4.69%	4.73%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$58,959	$87,380	$116,877	$118,654	$114,343
Ratio of net expenses to average net assets	1.70%	1.70%	1.70%	1.70%	1.70%
Ratio of net investment income to average net assets	3.83%	4.19%	3.28%	3.13%	3.89%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.09%	0.08%	0.06%	0.07%	0.11%
Portfolio turnover rate[4]	30%	23%	45%	64%	48%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Financial Statements.
33

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements
October 31, 2020

Note 1. Organization

Credit Suisse Floating Rate High Income Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified open-end management investment company that seeks to provide a high level of current income and, secondarily, capital appreciation. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 4.75%. Class C shares are sold subject to a CDSC of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a sales charge. Effective February 20, 2020, Class C shares, upon the ten year anniversary of purchase will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standard Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not

34

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and

35

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Bank Loans	$—	$1,418,945,475	$183,482,529	$1,602,428,004
Corporate Bonds	—	120,829,652	1,229,671	122,059,323
Asset Backed Securities	—	71,380,979	—	71,380,979
Common Stocks	7,990,346	8,724	2,665,140	10,664,210
Warrants	—	—	0 (1)	0 (1)
Short-term Investments	—	4,631,212	—	4,631,212
	$7,990,346	$1,615,796,042	$187,377,340	$1,811,163,728
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$1,116,928	$—	$1,116,928
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$39,948	$—	$39,948

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts.

(1)  Includes zero valued securities.

36

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

The following is a reconciliation of investments as of October 31, 2020 for which significant unobservable inputs were used in determining fair value. All transfers, if any, are assumed to occur at the end of the reporting period.

	Bank Loans	Corporate Bonds	Common Stocks	Warrants		Total
Balance as of October 31, 2019	$207,914,608	$0 (1)	$7,879,856	$0	(1)	$215,794,464
Accrued discounts (premiums)	401,402	20,747	—	—		422,149
Purchases	78,843,185	8,296,714	8,815,527	—		95,955,426
Sales	(67,783,949)	(5,515,023)	(6,629,317)	—		(79,928,289)
Realized gain (loss)	(8,575,983)	(1,081,480)	(3,849,375)	—		(13,506,838)
Change in unrealized appreciation (depreciation)	(556,526)	(491,287)	(3,551,551)	—		(4,599,364)
Transfers into Level 3	59,180,858	—	—	—		59,180,858
Transfers out of Level 3	(85,941,066)	—	—	—		(85,941,066)
Balance as of October 31, 2020	$183,482,529	$1,229,671	$2,665,140	$0	(1)	$187,377,340
Net change in unrealized appreciation (depreciation) from investments still held as of October 31,2020	$(4,706,200)	$(491,287)	$(6,582,588)	$—		$(11,780,075)

(1)  Includes zero valued securities

	Quantitative Disclosure About Significant Unobservable Inputs
Asset Class	Fair Value At 10/31/2020	Valuation Technique	Unobservable Input	Range (Weighted Average)*
Bank Loans	$183,482,529	Vendor pricing	Single Broker Quote	$0.09 – $1.16 ($0.95)
Common Stocks	$1,322,353	Income Approach	Expected Remaining Distribution	$0.01 – $9.82 ($9.82)
	$586,522	Market Approach	EBITDA Multiples	3.1 – 6.2 (6.2)
	$756,265	Vendor pricing	Single Broker Quote	$5.00 (N/A)
Corporate Bonds	$762,481	Income Approach	Expected Remaining Distribution	$0.91 (N/A)
	$467,190	Market Approach	EBITDA Multiples	5.7 (N/A)
Warrants	$0	Market Approach	EBITDA Multiples	6.2 (N/A)

*  Weighted by relative fair value

Each fair value determination is based on a consideration of relevant factors, including both observable and unobservable inputs. Observable and unobservable inputs that Credit Suisse considers may include (i) the existence of any contractual restrictions on the disposition of securities; (ii) information obtained from the company, which may include an analysis of the company's financial statements, the company's products or intended markets or the company's technologies; (iii) the price of the same or similar security negotiated at arm's length in an issuer's completed subsequent round of financing; (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies; or (v) a probability and time value adjusted analysis of contractual term. Where available and appropriate, multiple valuation methodologies are applied to confirm fair value. To the extent that valuation

37

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

is based on models or inputs that are less observable or unobservable in the market, determining fair value requires more judgment. Because of the inherent uncertainty of valuation, those estimated values may be materially higher or lower than the values that would have been used had a ready market for the investments existed. Accordingly, the degree of judgment exercised by the Fund in determining fair value is greatest for investments categorized in Level 3. In some circumstances, the inputs used to measure fair value might be categorized within different levels of the fair value hierarchy. In those instances, the fair value measurement is categorized in its entirety in the fair value hierarchy based on the least observable input that is significant to the fair value measurement. Additionally, changes in the market environment and other events that may occur over the life of the investments may cause the gains or losses ultimately realized on these investments to be different from the valuations used at the date of these financial statements.

For the year ended October 31, 2020, $59,180,858 was transferred from Level 2 to Level 3 due to a lack of pricing source supported by observable inputs and $85,941,066 was transferred from Level 3 to Level 2 as a result of the availability of a pricing source supported by observable inputs. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2020, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Statement of Assets and Liabilities at October 31, 2020 and the effect of these derivatives on the Statement of Operations for the year ended October 31, 2020.

Primary Underlying Risk	Derivative Assets	Derivative Liabilities	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate Forward contracts	$1,116,928	$39,948	$(6,472,171)	$4,746,605

38

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

For the year ended October 31, 2020, the Fund held an average monthly value on a net basis of $211,601,916 in forward foreign currency contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Deutsche Bank	$7,453	$(7,453)	$—	$—	$—
Morgan Stanley	1,109,475	—	—	—	1,109,475
	$1,116,928	$(7,453)	$—	$—	$1,109,475

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2020:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Deutsche Bank	$39,948	$(7,453)	$—	$—	$32,495

(a)  Forward foreign currency contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in U.S. dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses are translated into US dollar amounts on the date of those transactions.

39

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared daily and paid monthly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

40

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income").

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency

41

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts at October 31, 2020 are disclosed in the Schedule of Investments.

I) UNFUNDED LOAN COMMITMENTS — The Fund enters into certain agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers' discretion. Funded and unfunded portions of credit agreements are presented in the Schedule of Investments. As of October 31, 2020, unfunded commitments were as follows:

Borrower	Maturity	Rate	Unfunded Commitment
Southern Veterinary Partners, LLC	10/01/27	0.500	$227,273

Unfunded loan commitments and funded portions of credit agreements are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

J) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

42

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2020, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$4,547,767	$4,631,212	$4,631,212

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2020.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$4,547,767	$(4,547,767)	$—

(a)  Represents market value of loaned securities at year end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. During the year ended October 31, 2020, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $117,809, of which $56,282 was rebated to borrowers (brokers). The Fund retained $46,151 in income from the cash collateral investment, and SSB, as lending agent, was paid $15,376.

K) OTHER — The high yield, fixed income securities in which the Fund invests will primarily consist of senior secured floating rate loans ("Senior Loans") issued by non-investment grade companies. Senior Loans are typically secured by specific collateral of the issuer and hold the most senior position in the issuer's capital structure. The interest rate on Senior Loans is periodically adjusted to a recognized base rate, typically the London Interbank Offered Rate ("LIBOR"). While these characteristics may reduce interest rate risk and mitigate losses in the event of borrower default, the Senior Loans in which the Fund invests have below investment grade credit ratings and thereby are considered speculative because of the significant credit risk of their issuers.

In July 2017, the Financial Conduct Authority, the United Kingdom's financial regulatory body, announced a desire to phase out the use of LIBOR by the end of 2021.

43

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

Although financial regulators and industry working groups have suggested alternative reference rates, such as European Interbank Offer Rate ("EURIBOR"), Sterling Overnight Interbank Average Rate ("SONIA") and Secured Overnight Financing Rate ("SOFR"), global consensus on alternative rates is lacking and the process for amending existing contracts or instruments to transition away from LIBOR remains uncertain. There also remains uncertainty and risk regarding the willingness and ability of issuers to include fallback provisions and/or other measures that contemplate the discontinuation of LIBOR in new and existing contracts or instruments. In addition, there are obstacles to converting certain longer-term securities and transactions to a new reference rate or rates and the effectiveness of one alternative reference rate versus multiple alternative reference rates in new or existing financial instruments and products has not been determined.

The transition away from LIBOR might lead to increased volatility and illiquidity in markets for instruments whose terms currently reference LIBOR, reduced values of LIBOR-related investments, reduced effectiveness of hedging strategies, increased costs for certain LIBOR-related instruments, increased difficulty in borrowing or refinancing, and prolonged adverse market conditions for the Fund. Furthermore, the risks associated with the expected discontinuation of LIBOR and related transition may be exacerbated if the work necessary to effect an orderly transition to an alternative reference rate is not completed in a timely manner. Because the usefulness of LIBOR as a benchmark could deteriorate during the transition period, these effects could occur prior to the end of 2021.

Lower-rated debt securities (commonly known as "junk bonds") possess speculative characteristics and are subject to greater market fluctuations and risk of lost income and principal than higher-rated debt securities for a variety of reasons. Also, during an economic downturn or substantial period of rising interest rates, highly leveraged issuers may experience financial stress which would adversely affect their ability to service their principal and interest payment obligations, to meet projected business goals and to obtain additional financing.

In addition, periods of economic uncertainty and changes can be expected to result in increased volatility of market prices of lower-rated debt securities and the Fund's net asset value.

L) NEW ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement

44

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

(Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

The Fund is subject to Accounting Standards Update (ASU) 2017-08, Premium Amortization on Purchased Callable Debt Securities, which shortens the premium amortization period for purchased callable debt securities with noncontingent call features to the earliest call date. The Fund applied the standard on a retrospective basis, as allowed under the standard, beginning with the fiscal year ended October 31, 2019. The identified cost basis of the applicable securities at October 31, 2019 has been adjusted from $2,526,429,454 to $2,525,942,808. This change had no impact on total distributable earnings (loss) or the net asset value of the Fund.

In October 2020, FASB issued Accounting Standards Update No. 2020-08 ("ASU 2020-08"), "Receivables — Nonrefundable Fees and Other Costs (Codification Improvements Subtopic 310-20), Premium Amortization on Purchased Callable Debt Securities". ASU 2020-08 is an update of ASU No. 2017-08, which amends the amortization period of certain purchased callable debt securities held at a premium. ASU 2020-08 updates the amortization period for callable debt securities to be amortized to the next call date. For purposes of this update, the next call date is the first date when a call option at a specified price becomes exercisable. Once that date has passed, the next call date is when the next call option at a specified price becomes exercisable, if applicable. The amendments are effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2020. Management has evaluated the implication, if any, of the additional disclosure requirement and the impact is reflected on the Fund's financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.79% of the Fund's average daily net assets less than or equal to $100 million and 0.59% of the Fund's average daily net assets greater than $100 million. For the year ended October 31, 2020, investment advisory and administration fees earned and waived by Credit Suisse were $11,780,271 and $1,807,750, respectively.

45

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 3. Transactions with Affiliates and Related Parties (continued)

Effective April 22, 2019, Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.70% of the Fund's average daily net assets for Class I shares, 0.95% of the Fund's average daily net assets for Class A shares and 1.70% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation at the time the fees are recouped. This contract may not be terminated before February 28, 2022. Prior to April 22, 2019, these expense limitations were voluntary.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2020 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2022	Expires October 31, 2023
Class I	$2,555,395	$962,994	$1,592,401
Class A	235,314	85,810	149,504
Class C	104,385	38,540	65,845
Totals	$2,895,094	$1,087,344	$1,807,750

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2020, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $316,186.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2020, the Fund paid Rule 12b-1 distribution fees of $405,565 for Class A shares and $713,152 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

46

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 3. Transactions with Affiliates and Related Parties (continued)

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2020, the Fund paid $1,533,293, which is included within transfer agent fees.

For the year ended October 31, 2020, CSSU and its affiliates advised the Fund that they retained $12,197 from commissions earned on the sale of the Fund's Class A shares. There were no commissions earned on sale of Class C shares.

The Fund from time to time purchases or sells loan investments in the secondary market through Credit Suisse or its affiliates acting in the capacity as broker-dealer. Credit Suisse or its affiliates may have acted in some type of agent capacity to the initial loan offering prior to such loan trading in the secondary market.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes on a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2020 and during the year ended October 31, 2020, the Fund had no borrowings outstanding under the Credit Facility. Additionally, the Fund is party to a joint uncommitted line of credit facility with SSB. For the year ended October 31, 2020, the line was not drawn upon and no fees were incurred.

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2020, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$570,762,357	$1,064,385,750	$0	$0

47

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A, and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	105,357,409	$654,408,113	113,941,985	$759,934,587
Shares issued in reinvestment of dividends	11,199,651	70,211,111	17,578,160	116,970,877
Shares redeemed	(182,534,553)	(1,137,880,314)	(340,256,494)	(2,269,438,615)
Net decrease	(65,977,493)	$(413,261,090)	(208,736,349)	$(1,392,533,151)
	Class A
	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	8,979,849	$56,395,517	8,597,735	$57,731,244
Shares issued in reinvestment of dividends	997,862	6,292,616	1,430,238	9,567,517
Shares redeemed	(17,060,130)	(108,156,221)	(22,160,020)	(148,015,224)
Net decrease	(7,082,419)	$(45,468,088)	(12,132,047)	$(80,716,463)
	Class C
	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	1,290,936	$8,266,641	1,800,768	$12,108,541
Shares issued in reinvestment of dividends	344,202	2,173,249	513,410	3,445,108
Shares redeemed	(5,578,227)	(34,999,140)	(6,125,376)	(41,079,259)
Net decrease	(3,943,089)	$(24,559,250)	(3,811,198)	$(25,525,610)

On October 31, 2020, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	46%
Class A	6	79%
Class C	6	74%
48

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 6. Capital Share Transactions (continued)

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2020 and 2019, respectively, was as follows:

Ordinary Income
2020	2019
$93,040,996	$151,815,566

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of dividends payable, wash sales, premium amortization and defaulted bond accruals and forward contracts marked to market.

At October 31, 2020, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(91,564,858)
Undistributed ordinary income	1,616,922
Unrealized depreciation	(167,362,983)
$(257,310,919)

At October 31, 2020, the Fund had $22,288,613 of unlimited short-term capital loss carryforwards and $69,276,245 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2020, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$1,979,594,215
Unrealized appreciation	$10,937,005
Unrealized depreciation	(178,290,512)
Net unrealized appreciation (depreciation)	$(167,353,507)

49

Credit Suisse Floating Rate High Income Fund
Notes to Financial Statements (continued)
October 31, 2020

Note 7. Income Tax Information and Distributions to Shareholders (continued)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), defaulted bonds, and premium amortization adjustments, distributions in excess of net investment income was credited $2,158,975 and accumulated net realized loss was debited $2,158,975. Net assets were not affected by this reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

50

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and
Shareholders of Credit Suisse Floating Rate High Income Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Credit Suisse Floating Rate High Income Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2020, and the related statements of operations and changes in net assets including the related notes, and the financial highlights for the year ended October 31, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations, changes in its net assets and the financial highlights for the year ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The financial statements of the Fund as of and for the year ended October 31, 2019 and the financial highlights for each of the periods ended on or prior to October 31, 2019 (not presented herein, other than the statement of changes in net assets and the financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting

51

Credit Suisse Floating Rate High Income Fund
Report of Independent Registered Public Accounting Firm

principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, agent banks and brokers, when replies were not received from agent banks and brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
December 23, 2020

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2020.

52

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None.
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since 2001	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officers serve until his or her respective successor has been duly elected and qualified.

53

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9	Director of Caleres
Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officers serve until his or her respective successor has been duly elected and qualified.

54

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since 2001 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (20 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officers serve until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

55

Credit Suisse Floating Rate High Income Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

56

Credit Suisse Floating Rate High Income Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

57

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  FLHI-AR-1020

CREDIT SUISSE FUNDS

Annual Report

October 31, 2020

■  CREDIT SUISSE
MANAGED FUTURES STRATEGY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report
October 31, 2020 (unaudited)

November 30, 2020

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Managed Futures Strategy Fund (the "Fund") for the 12-month period ended October 31, 2020.

Performance Summary
11/01/19 – 10/31/20

Fund & Benchmark	Performance
Class I1	(5.22)%
Class A1,2	(5.53)%
Class C1,2	(6.24)%
Credit Suisse Managed Futures Liquid Index[3]	(5.40)%

Performance shown for the Fund's Class A and Class C Shares does not reflect sales charges, which are a maximum of 5.25% and 1.00%, respectively.2

Market Review: A negative period for managed futures

The 1-year period ended October 31, 2020 was a challenging one for Managed Futures with the Credit Suisse Managed Futures Liquid Index (the Fund's benchmark) down -5.40%. The Credit Suisse Managed Futures Hedge Fund Index lost -3.53% (for the 1-year period ended October 31, 2020).

While 2019 was dogged by trade tensions and political risk that hammered business confidence globally, in sharp contrast, consumer spending remained strong and stock markets in the US recorded new highs. The latter part of Q4 2019 saw a further boost for the markets as the US and China struck a partial trade deal easing trade tensions.

During Q1 2020, sentiment deteriorated on news of the escalating spread of the coronavirus (COVID-19) with risk assets experiencing sharp sell-offs. March 2020 proved to be a period of historic stress for markets around the world. Global equities posted the worst monthly decline since October 2008, and the VIX reached its highest recorded level. Fixed income instruments rallied and yields on benchmark Treasuries plunged to record lows in response to the ongoing flight-to-safety. The US dollar appreciated against major currencies as investors braced for prolonged uncertainty and governments tightened lockdowns and launched monetary and fiscal measures to fight the pandemic. Growing global economic uncertainty led to a risk-off stance and weakening demand for energy amidst tension in the Middle East.

1

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Markets about-turned during Q2 2020, recovering from the steep Q1 declines, as investors focused on the prospects of an economic rebound. Progress on relaxation of lockdown restrictions underpinned the rally in riskier assets. Equities posted strong gains and US Dollar declined as investors absorbed better-than-expected economic data in spite of concerns over the pandemic and fraying trade relations with China. Government bonds delivered positive returns as uncertainty around the development of a vaccine gave risk appetites a reality check. Oil experienced gains during Q2 2020 while facing headwinds in the form of a continued supply glut and dampened demand.

Global equity performance varied across regions during Q3 2020 against a backdrop of contrasting economic developments and mixed pandemic news-flow. Growth rate in COVID-19 cases in the US came down sharply during the summer while European countries, on the other hand, experienced a resurgence. Markets remained buoyant, underpinned by hopes of a vaccine. Sovereign yields were bounded as central bank policy remained dovish and global macroeconomic developments were mixed. The US Dollar declined on expectations of continued accommodative monetary policy and rising inflationary pressures. Commodities, as measured by the Bloomberg Commodities Index, delivered strong positive returns, aided in part by US dollar weakness.

During October, investors were buffeted by market gyrations caused by news around vaccine development efforts and uncertainty around the potential results of an expected-to-be-cliffhanger US presidential election. Global stocks declined as virus cases surged. Possibility of failure of expansion of fiscal stimulus exacerbated the impact in the US. A pronounced risk-off tone developed in both commodity and credit markets.

Strategic Review and Outlook

The managed futures strategy seeks to identify and profit from price trends — upward or downward — in four broad asset classes: commodities, bonds, equities and currencies.

For the annual period ended October 31, 2020, the Fund's performance (as represented by Share Class I) was more or less in line with that of the Fund's benchmark.

Equity positions contributed positively to performance towards the end of 2019 as stocks climbed worldwide, propelling global benchmarks to fresh records. A net long bias until the beginning of March generated losses during Q1 2020 as sentiment soured on pandemic-related news. Short equity exposures contributed negatively to performance during Q2 2020 as markets looked past

2

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

near-term economic weakness and rising political tensions, and reacted to aggressive, dovish central bank policy across developed economies. During Q3 2020, equity performance across major economies diverged. Mixed positioning in Euro STOXX 50 and Hang Seng suffered losses, offsetting the gains from long positions in S&P 500 and Nikkei 225. During October, equities rallied early on, only to sell-off towards month-end leading to negative contribution from the asset class.

Fixed income positions contributed negatively during the latter part of Q4 2019 as yields around the world reached new highs on the back of a phase-one US-China trade deal. Amid concerns about the economic impact of the COVID-19 pandemic, global yields plunged to record lows leading to positive contribution from net long exposure during Q1 2020. Fixed Income exposures' contribution to program performance was flat during Q2 2020 as sovereign rates remained compressed in most regions. Sovereign rates fluctuated in lockstep during Q3 2020 in the face of accommodative monetary policy and uncertainty around the availability of a vaccine leading to negative contribution from the asset class. During October, contribution from the asset class was flat on account of modest moves in yields across the board.

Currency exposures contributed positively to the overall program performance towards the end of Q4 2019. The asset class struggled during Q1 2020 and Q2 2020 as a confluence of factors, ranging from stress in funding markets, and the worsening coronavirus outbreak in the U.S, triggered a sell-off in the US dollar. Q3 2020 brought relief with long positions proving to be profitable as the US dollar depreciated against major currencies. During October, as the US dollar posted gains, the asset class detracted from performance.

Towards the end of Q4 2019, the reversals in Industrial Metals markets were primarily responsible for losses as relief from concerns over the global growth outlook led to an appreciation in the value of the growth-sensitive sectors. Commodities delivered positive contribution during Q1 2020, especially short exposure to the Energy sector, as oil posted the worst quarter on record after the COVID-19 outbreak crushed demand. During Q2 2020, long exposure to Precious Metals led the contributions as the sector rallied on fears of a slowdown in the pace at which economies were re-opening and rising coronavirus case counts. The streak of positive contributions from commodities continued during Q3 2020 and the month of October with gains attributable to long exposure to Agriculture and Industrial Metals during both the periods.

We continue to believe that the unique return profile of managed futures may appeal to investors searching for meaningful portfolio diversifiers that may help mitigate risk and provide uncorrelated returns.

3

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, commodity exposure risks, credit risk, currency risk, derivatives risk, equity exposure risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, options risk, portfolio turnover risk, repurchase agreements risk, short position risk, speculative exposure risk, structured note risk, subsidiary risk, swap agreements risk, tax risk and U.S. government securities risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2020; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

4

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Managed Futures Strategy Fund1 Class I Shares,
Class A Shares2, Class C Shares2 and Credit Suisse Managed Futures
Liquid Index3 from Inception (9/28/12)

1   Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (10.45)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value including Contingent Deferred Sales Charge ("CDSC") of 1.00%, was (7.17)%.

3  The Credit Suisse Managed Futures Liquid Index is a broadly diversified futures index currently composed of 14 futures contracts and 4 commodity indices which provide exposure to the asset classes. The Index uses a proprietary quantitative methodology to seek to identify price trends in each of the asset classes over a variety of time horizons. Components of the Index, which may change from time to time, are positioned either long or short based on the price trends within the asset classes determined using the Index's quantitative methodology The Index does not have transaction costs and investors may not invest directly in the Index.

5

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Average Annual Returns as of October 31, 20201

	1 Year	5 Years	Since Inception[2]
Class I	(5.22)%	(1.84)%	1.71%
Class A Without Sales Charge	(5.53)%	(2.08)%	1.47%
Class A With Maximum Sales Charge	(10.45)%	(3.14)%	0.80%
Class C Without CDSC	(6.24)%	(2.80)%	0.70%
Class C With CDSC	(7.17)%	(2.80)%	0.70%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annual gross expense ratios are 1.35% for Class I shares, 1.60% for Class A shares and 2.35% for Class C shares. The annual net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Class I shares, 1.55% for Class A shares and 2.30% for Class C shares.

1   Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract to limit expenses to 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares and 2.30% of the Fund's average daily net assets for Class C shares through at least February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: September 28, 2012.

6

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2020.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

7

Credit Suisse Managed Futures Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2020

Actual Fund Return	Class I	Class A	Class C
Beginning Account Value 05/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$980.90	$979.60	$975.30
Expenses Paid per $1,000*	$6.47	$7.71	$11.42
Hypothetical 5% Fund Return
Beginning Account Value 05/01/20	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$1,018.60	$1,017.34	$1,013.57
Expenses Paid per $1,000*	$6.60	$7.86	$11.64
	Class I	Class A	Class C
Annualized Expense Ratios*	1.30%	1.55%	2.30%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Portfolio Breakdown**

United States Treasury Obligations	100.00%
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

8

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments
October 31, 2020

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%(1)	Value
UNITED STATES TREASURY OBLIGATIONS (47.3%)
$40,000	United States Treasury Bills	(AA+, Aaa)	12/31/20	0.108	$39,994,592
10,000	United States Treasury Bills	(AA+, Aaa)	06/17/21	0.148	9,994,167
35,000	United States Treasury Bills	(AA+, Aaa)	07/15/21	0.140	34,976,448
55,000	United States Treasury Bills	(AA+, Aaa)	08/12/21	0.108	54,958,925
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $139,901,689)					139,924,132
TOTAL INVESTMENTS AT VALUE (47.3%) (Cost $139,901,689)					139,924,132
OTHER ASSETS IN EXCESS OF LIABILITIES (52.7%)					155,826,984
NET ASSETS (100.0%)					$295,751,116

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Securities are zero coupon. Rate presented is yield to maturity as of October 31, 2020.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2020	263	$18,488,900	$(357,410)
CAD Currency Futures	USD	Dec 2020	783	58,799,385	(573,749)
EUR Currency Futures	USD	Dec 2020	377	54,924,187	(854,473)
GBP Currency Futures	USD	Dec 2020	670	54,274,188	173,590
JPY Currency Futures	USD	Dec 2020	639	76,340,531	635,892
					$(976,150)
Index Contracts
Hang Seng Index Futures	HKD	Nov 2020	32	4,984,133	$(109,843)
Nikkei 225 Index Futures OSE	JPY	Dec 2020	61	13,350,679	(130,859)
S&P 500 E Mini Index Futures	USD	Dec 2020	68	11,099,980	(427,549)
					$(668,251)
Interest Rate Contracts
EURO Bund Futures	EUR	Dec 2020	428	87,820,567	$1,047,091
Contracts to Sell
Index Contracts
EURO Stoxx 50 Index Futures	EUR	Dec 2020	(547)	(18,853,940)	$656,092
FTSE 100 Index Futures	GBP	Dec 2020	(220)	(15,825,936)	771,738
					$1,427,830

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Managed Futures Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Interest Rate Contracts
10YR Japanese Bond Futures	JPY	Dec 2020	(63)	$(91,528,984)	$75,779
10YR U.S. Treasury Note Futures	USD	Dec 2020	(352)	(48,653,000)	99,076
Long Gilt Futures	GBP	Dec 2020	(129)	(22,631,023)	69,997
					$244,852
					$1,075,372

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$14,576,648	12/04/20	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	At Maturity	$—	$714,215
USD	33,797,000	12/04/20	Goldman Sachs	Bloomberg Industrial Metals Index	0.12%	At Maturity	—	1,693,499
USD	41,426,263	12/04/20	Goldman Sachs	Bloomberg Agriculture Index	0.17%	At Maturity	—	2,742,710
USD	1,059,164	12/04/20	Goldman Sachs	(0.06)%	Bloomberg Energy Index	At Maturity	—	11,693
								$5,162,117

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2020

Assets
Investments at value (Cost $139,901,689) (Note 2)	$139,924,132
Cash	133,216,165
Foreign currency at value (Cost $307)	314
Cash segregated at brokers for futures contracts (Note 2)	17,671,470
Unrealized appreciation on open swap contracts (Note 2)	5,162,117
Receivable for Fund shares sold	721,070
Prepaid expenses	51,609
Total assets	296,746,877
Liabilities
Investment advisory fee payable (Note 3)	236,462
Administrative services fee payable (Note 3)	24,615
Shareholder servicing/Distribution fee payable (Note 3)	3,418
Variation margin payable on futures contracts (Note 2)	346,876
Payable for Fund shares redeemed	152,073
Payable for investments purchased	25,002
Trustees' fee payable	20,523
Accrued expenses	186,792
Total liabilities	995,761
Net Assets
Capital stock, $.001 par value (Note 6)	31,960
Paid-in capital (Note 6)	328,927,867
Total distributable earnings (loss)	(33,208,711)
Net assets	$295,751,116
I Shares
Net assets	$282,365,233
Shares outstanding	30,490,539
Net asset value, offering price and redemption price per share	$9.26
A Shares
Net assets	$12,505,778
Shares outstanding	1,368,207
Net asset value and redemption price per share	$9.14
Maximum offering price per share (net asset value/(1-5.25%))	$9.65
C Shares
Net assets	$880,105
Shares outstanding	101,157
Net asset value and offering price per share	$8.70

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Managed Futures Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2020

Investment Income
Interest	$2,879,052
Total investment income	2,879,052
Expenses
Investment advisory fees (Note 3)	3,117,486
Administrative services fees (Note 3)	44,991
Shareholder servicing/Distribution fees (Note 3)
Class A	42,385
Class C	3,935
Transfer agent fees (Note 3)	487,783
Printing fees	88,697
Registration fees	73,148
Audit and tax fees	71,724
Trustees' fees	64,798
Custodian fees	50,059
Legal fees	20,638
Insurance expense	12,233
Commitment fees (Note 4)	10,620
Miscellaneous expense	9,861
Total expenses	4,098,358
Less: fees waived (Note 3)	(155,180)
Net expenses	3,943,178
Net investment loss	(1,064,126)
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts and Foreign Currency Related Items
Net realized gain from investments	159,193
Net realized loss from futures contracts	(24,848,278)
Net realized gain from swap contracts	9,995,793
Net realized gain from foreign currency transactions	1,330
Net change in unrealized appreciation (depreciation) from investments	(363,399)
Net change in unrealized appreciation (depreciation) from futures contracts	1,609,299
Net change in unrealized appreciation (depreciation) from swap contracts	(1,933,519)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(71,104)
Net realized and unrealized loss from investments, futures contracts, swap contracts and foreign currency related items	(15,450,685)
Net decrease in net assets resulting from operations	$(16,514,811)

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Managed Futures Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
From Operations
Net investment income (loss)	$(1,064,126)	$1,193,764
Net realized gain (loss) from investments, futures contracts, swap contracts and foreign currency transactions	(14,691,962)	6,734,438
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts and foreign currency translations	(758,723)	(5,154,985)
Net increase (decrease) in net assets resulting from operations	(16,514,811)	2,773,217
From Distributions
From distributable earnings
Class I	(5,362,443)	—
Class A	(337,689)	—
Class C	(2,304)	—
Net decrease in net assets resulting from dividends	(5,702,436)	—
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	191,735,094	218,197,002
Reinvestment of dividends	5,402,378	—
Net asset value of shares redeemed	(222,317,282)	(157,656,320)
Net increase (decrease) in net assets from capital share transactions	(25,179,810)	60,540,682
Net increase (decrease) in net assets	(47,397,057)	63,313,899
Net Assets
Beginning of year	343,148,173	279,834,274
End of year	$295,751,116	$343,148,173

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of year	$9.94	$9.79	$10.49	$10.94	$11.53
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.03)	0.04	(0.02)	(0.10)	(0.15)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.48)	0.11	(0.68)	(0.06)	0.49
Total from investment operations	(0.51)	0.15	(0.70)	(0.16)	0.34
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.17)	—	—	—	(0.52)
Distributions from net realized gains	—	—	—	(0.29)	(0.41)
Total dividends and distributions	(0.17)	—	—	(0.29)	(0.93)
Net asset value, end of year	$9.26	$9.94	$9.79	$10.49	$10.94
Total return[2]	(5.22)%	1.53%	(6.67)%	(1.60)%	3.12%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$282,365	$318,590	$227,703	$201,478	$127,597
Ratio of net expenses to average net assets	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of net investment income (loss) to average net assets	(0.34)%	0.42%	(0.15)%	(0.99)%	(1.29)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%	0.02%	0.03%	0.09%	0.05%
Portfolio turnover rate[3]	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of year	$9.82	$9.69	$10.41	$10.88	$11.47
INVESTMENT OPERATIONS
Net investment income (loss)[1]	(0.05)	0.01	(0.05)	(0.12)	(0.17)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.49)	0.12	(0.67)	(0.06)	0.48
Total from investment operations	(0.54)	0.13	(0.72)	(0.18)	0.31
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.14)	—	—	—	(0.49)
Distributions from net realized gains	—	—	—	(0.29)	(0.41)
Total dividends and distributions	(0.14)	—	—	(0.29)	(0.90)
Net asset value, end of year	$9.14	$9.82	$9.69	$10.41	$10.88
Total return[2]	(5.53)%	1.34%	(6.92)%	(1.79)%	2.87%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$12,506	$24,234	$50,474	$98,756	$38,060
Ratio of net expenses to average net assets	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of net investment income (loss) to average net assets	(0.51)%	0.14%	(0.50)%	(1.20)%	(1.54)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%	0.02%	0.03%	0.09%	0.05%
Portfolio turnover rate[3]	—%	—%	—%	—%	—%

1  Per share information is calculated using the average shares outstanding method.

2  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

3  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Managed Futures Strategy Fund
Consolidated Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of year	$9.35[1]	$9.29	$10.06	$10.60	$11.19
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.14)	(0.06)	(0.12)	(0.20)	(0.25)
Net gain (loss) from investments, futures contracts, swap contracts and foreign currency related items (both realized and unrealized)	(0.44)	0.12	(0.65)	(0.05)	0.48
Total from investment operations	(0.58)	0.06	(0.77)	(0.25)	0.23
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.07)	—	—	—	(0.41)
Distributions from net realized gains	—	—	—	(0.29)	(0.41)
Total dividends and distributions	(0.07)	—	—	(0.29)	(0.82)
Net asset value, end of year	$8.70	$9.35[1]	$9.29	$10.06	$10.60
Total return[3]	(6.24)%	0.65%	(7.65)%	(2.52)%	2.13%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$880	$324	$1,658	$3,365	$3,667
Ratio of net expenses to average net assets	2.30%	2.30%	2.30%	2.30%	2.30%
Ratio of net investment income (loss) to average net assets	(1.56)%	(0.64)%	(1.22)%	(2.01)%	(2.29)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.05%	0.02%	0.04%	0.09%	0.05%
Portfolio turnover rate[4]	—%	—%	—%	—%	—%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

4  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2020

Note 1. Organization

Credit Suisse Managed Futures Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve investment results that correspond generally to the risk and return patterns of managed futures funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund seeks to achieve its investment objective by investing directly and/or indirectly through the Credit Suisse Cayman Managed Futures Strategy Fund, Ltd. (the "Subsidiary"), a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands, in a combination of securities and derivative instruments. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures, as well as other types of futures, swaps and options. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2020, the Fund held $31,315,246 in the Subsidiary, representing 10.6% of the Fund's consolidated net assets. For the year ended October 31, 2020, the net realized gain on securities and other financial instruments held in the Subsidiary was $9,995,793.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers three classes of shares: Class I shares, Class A shares and Class C shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class C shares are sold subject to a contingent deferred sales charge ("CDSC") of 1.00% if the shares are redeemed within the first year of purchase. Class I shares are sold without a

17

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 1. Organization (continued)

sales charge. Effective February 20, 2020, Class C shares, upon the ten year anniversary of purchase, will convert to Class A shares.

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued

18

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

19

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Treasury Obligations	$—	$139,924,132	$—	$139,924,132
	$—	$139,924,132	$—	$139,924,132
Other Financial Instruments*
Futures Contracts	$3,529,255	$—	$—	$3,529,255
Swap Contracts	—	5,162,117	—	5,162,117
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$2,453,883	$—	$—	$2,453,883

*  Other financial instruments include unrealized appreciation/(depreciation) on futures and swap contracts.

For the year ended October 31, 2020, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2020, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2020

20

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2020.

Primary Underlying Risk	Derivative Assets[1]	Derivative Liabilities[1]	Realized Gain (Loss)	Change Unrealized Appreciation (Deprecition)
Foreign currency exchange rate
Futures contracts[2]	$809,482	$1,785,632	$(13,249,778)	$374,652
Index Contracts
Futures contracts[2]	1,427,830	668,251	(9,786,854)	(2,429,930)
Swap contracts	5,162,117	—	9,995,793	(1,933,519)
Interest rate
Futures contracts[2]	1,291,943	—	(1,811,646)	3,664,577
Total	$8,691,372	$2,453,883	$(14,852,485)	$(324,220)

1  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

2  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

The notional amount of futures contracts and swap contracts open at October 31, 2020 is reflected in the Consolidated Schedule of Investments. For the year ended October 31, 2020, the Fund held average monthly notional values on a net basis of $362,272,210, $255,511,390 and $96,651,437 in long futures contracts, short futures contracts and swap contracts, respectively.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

21

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Goldman Sachs	$5,162,117	$—	$—	$—	$5,162,117

(a)  Swap contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) SECURITY TRANSACTIONS AND INVESTMENT INCOME/EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

D) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

E) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

22

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns.

The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

F) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

G) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity

23

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2020, the amount of restricted cash held at brokers related to open futures contracts was $17,671,470.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

H) SWAPS — The Fund may enter into swap contracts either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure

24

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2020, the amount of restricted cash held at brokers related to open swap contracts was $0.

I) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be

25

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. Securities lending income is accrued as earned. At October 31, 2020 and during the year ended October 31, 2020, there were no securities out on loan.

J) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

K) RECENT ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

26

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. For its investment advisory and administration services, Credit Suisse is entitled to receive a fee from the Fund at an annualized rate of 1.04% of the Fund's average daily net assets. For the year ended October 31, 2020, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $3,117,486 and $155,180, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 1.30% of the Fund's average daily net assets for Class I shares, 1.55% of the Fund's average daily net assets for Class A shares, and 2.30% of the Fund's average daily net assets for Class C shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2022.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2020 are as follows:

	Fee waivers/ expense reimbursements subject to recoupment	Expires October 31, 2021*	Expires October 31, 2022*	Expires October 31, 2023
Class I	$184,051	$37,859	$—	$146,192
Class A	21,070	12,286	—	8,784
Class C	715	511	—	204
Totals	$205,836	$50,656	$—	$155,180

*  The Subsidiary expenses are not eligible for recoupment.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year

27

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 3. Transactions with Affiliates and Related Parties (continued)

ended October 31, 2020, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $44,991.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the Class C shares, the fee is calculated at an annual rate of 1.00% of the average daily net assets. For the year ended October 31, 2020, the Fund paid Rule 12b-1 distribution fees of $42,385 for Class A shares and $3,935 for Class C shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2020, the Fund paid $332,134, which is included within transfer agent fees.

There were no commissions earned on the sale of Class A and Class C shares.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2020 and during the year ended October 31, 2020, the Fund had no borrowings outstanding under the Credit Facility.

28

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2020, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$0	$0	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I, Class A and Class C shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	19,547,998	$184,362,937	20,828,825	$208,889,608
Shares issued in reinvestment of dividends	527,497	5,121,989	—	—
Shares redeemed	(21,621,662)	(204,884,402)	(12,054,533)	(120,020,953)
Net increase (decrease)	(1,546,167)	$(15,399,476)	8,774,292	$88,868,655
	Class A
	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	703,557	$6,656,657	934,751	$9,263,794
Shares issued in reinvestment of dividends	28,998	278,377	—	—
Shares redeemed	(1,832,787)	(17,301,635)	(3,676,154)	(36,255,502)
Net decrease	(1,100,232)	$(10,366,601)	(2,741,403)	$(26,991,708)
	Class C
	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	81,189	$715,500	4,737	$43,600
Shares issued in reinvestment of dividends	219	2,012	—	—
Shares redeemed	(14,924)	(131,245)	(148,468)	(1,379,865)
Net increase (decrease)	66,484	$586,267	(143,731)	$(1,336,265)

29

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 6. Capital Share Transactions (continued)

On October 31, 2020, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	5	90%
Class A	1	56%
Class C	2	93%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2020 and 2019, respectively, was as follows:

Ordinary Income
2020	2019
$5,702,436	$0

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of futures contracts marked to market and deferred operational expenses. At October 31, 2020, the components of distributable earnings on a tax basis were as follows:

Accumulated net realized loss	$(33,000,164)
Unrealized depreciation	(107,887)
$(33,108,051)

At October 31, 2020, the Fund had $24,377,533, of unlimited short-term capital loss carryforwards and $8,622,631 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

30

Credit Suisse Managed Futures Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 7. Income Tax Information and Distributions to Shareholders (continued)

At October 31, 2020, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$172,457,245
Unrealized appreciation	$2,311,362
Unrealized depreciation	(2,453,883)
Net unrealized appreciation (depreciation)	$(142,521)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain (loss), net operating losses, and Subsidiary accumulative income (loss), paid-in capital was credited $6,759,788 and distributable earnings (loss) was charged $6,759,788. Net assets were not affected by this reclassifications.

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

31

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and Shareholders
of Credit Suisse Managed Futures Strategy Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Credit Suisse Managed Futures Strategy Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2020, the related consolidated statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended October 31, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations, changes in its net assets and the financial highlights for the year ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended October 31, 2019 and the consolidated financial highlights for each of the periods ended on or prior to October 31, 2019 (not presented herein, other than the consolidated statement of changes in net assets and the consolidated financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

32

Credit Suisse Managed Futures Strategy Fund
Report of Independent Registered Public Accounting Firm

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 23, 2020

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2020.

33

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

34

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

35

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (20 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

36

Credit Suisse Managed Futures Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

37

Credit Suisse Managed Futures Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

38

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MFS-AR-1020

CREDIT SUISSE FUNDS

Annual Report

October 31, 2020

■  CREDIT SUISSE
MULTIALTERNATIVE STRATEGY FUND

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund's shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from Credit Suisse Asset Management, LLC or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

You may elect to receive all future reports in paper free of charge. If you hold accounts directly with the Fund, you can call 877-870-2874 to inform Credit Suisse Asset Management, LLC that you wish to continue receiving paper copies of your shareholder reports. If you hold accounts through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Please note that not all financial intermediaries may offer this service. Your election to receive reports in paper will apply to all funds advised by Credit Suisse Asset Management, LLC, or all funds held with your financial intermediary, as applicable.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive electronic delivery of shareholder reports and other communications by: (i) accessing the Credit Suisse Asset Management, LLC website at www.credit-suisse.com/us/funds and logging into your accounts, if you hold accounts directly with the Fund, or (ii) contacting your financial intermediary, if you hold accounts through a financial intermediary. Please note that not all financial intermediaries may offer this service.

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 877-870-2874 or by visiting our website at www.credit-suisse.com/us/funds.

Credit Suisse Securities (USA) LLC, Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Class I shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report
October 31, 2020 (unaudited)

November 30, 2020

Dear Shareholder:

We are pleased to present this Annual Report covering the activities of the Credit Suisse Multialternative Strategy Fund (the "Fund") for the 12-month period ended October 31, 2020.

Performance Summary
11/01/19 – 10/31/20

Fund & Benchmarks	Performance
Class I1	1.46%
Class A1,2	1.10%
ICE BoFA 3-Month Treasury Bill Index[3]	0.90%
Credit Suisse Liquid Alternative Beta Index[5]	3.70%

Performance shown for the Fund's Class A shares does not reflect sales charges, which are a maximum of 5.25%.2

Market Review: A Period Marked By One Constant — Change

The annual period ended October 31, 2020 was an interesting one for Multialternative strategies, with the ICE BofA US 3-Month Treasury Bill Index gaining 0.90% and the Credit Suisse Liquid Alternative Beta Index gaining 3.70% over the same period. The Credit Suisse Hedge Fund Index, a previous benchmark of the Fund, was up 1.59% for the 1-year period ended October 31, 2020.

While 2019 was dogged by trade tensions and political risk that hammered business confidence globally, in sharp contrast, consumer spending remained strong and stock markets in the US recorded new highs. The latter part of Q4 2019 saw a further boost for the markets as the US and China struck a partial trade deal easing trade tensions.

During Q1 2020, sentiment deteriorated on news of the escalating spread of the coronavirus (COVID-19) with risk assets experiencing sharp sell-offs. March 2020 proved to be a period of historic stress for markets around the world. Global equities posted the worst monthly decline since October 2008, and the VIX reached its highest recorded level. Fixed income instruments rallied and yields on benchmark Treasuries plunged to record lows in response to the ongoing flight-to-safety. The US dollar appreciated against major currencies as investors braced for prolonged uncertainty and governments tightened lockdowns and launched monetary and fiscal measures to fight the pandemic. Growing global economic uncertainty led to a risk-off stance and weakening demand for energy amidst tension in the Middle East.

1

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Markets about-turned during Q2 2020, recovering from the steep Q1 declines, as investors focused on the prospects of an economic rebound. Progress on relaxation of lockdown restrictions underpinned the rally in riskier assets. Equities posted strong gains and US Dollar declined as investors absorbed better-than-expected economic data in spite of concerns over the pandemic and fraying trade relations with China. Government bonds delivered positive returns as uncertainty around the development of a vaccine gave risk appetites a reality check. Oil experienced gains during Q2 2020 while facing headwinds in the form of a continued supply glut and dampened demand.

Global equity performance varied across regions during Q3 2020 against a backdrop of contrasting economic developments and mixed pandemic news-flow. Growth rate in COVID-19 cases in the US came down sharply during the summer while European countries, on the other hand, experienced a resurgence. Markets remained buoyant, underpinned by hopes of a vaccine. Sovereign yields were bounded as central bank policy remained dovish and global macroeconomic developments were mixed. The US Dollar declined on expectations of continued accommodative monetary policy and rising inflationary pressures. Commodities, as measured by the Bloomberg Commodities Index, delivered strong positive returns, aided in part by US dollar weakness.

During October, investors were buffeted by market gyrations caused by news around vaccine development efforts and uncertainty around the potential results of an expected-to-be-cliffhanger US presidential election. Global stocks declined as virus cases surged. Possibility of failure of expansion of fiscal stimulus exacerbated the impact in the US. A pronounced risk-off tone developed in both commodity and credit markets.

Strategic Review and Outlook

The Credit Suisse Multialternative Strategy Fund is designed to provide investors with efficient exposure to a variety of investment strategies spanning a broad range of markets and asset classes.

For the annual period ended October 31, 2020, the Fund's Class I shares outperformed its benchmark.

Towards the latter part of Q4 2019, our models identified a shift in market regime from predominantly transitory to predominantly expansionary. This switch occurred against a backdrop of easing central bank policy, diminishing political tensions, and moderation in macro-economic signals. During Q4 2019, strategies linked to credit default risk and the term structure spread in sovereign bonds were major contributors.

2

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

During Q1 2020, the Fund reduced Corporate exposures in favor of Sovereign and Real Asset exposures. Allocation to Tactical strategies (Flow, Intermediation, and Positioning), which focus on market structure and the behavior of market agents, rose relative to Fundamental strategies (Carry and Valuation), which focus on price and relative price determinants. Flow strategies, which take price discovery process risk and seek to exploit lead-lag effects attributable to the heterogeneity of physical and informational resource constraints among market participants, provided the largest positive contribution. Valuation strategies, which express a view that market pricing is inefficient on the basis of an alternative appraisal methodology and seek to profit from that inefficiency, implicitly taking appraisal risk, detracted the most from performance.

During Q2 2020, the Fund reduced Sovereign exposures in favor of Corporate and Real Asset exposures. Positions in Tactical strategies were up-weighted relative to Fundamental strategies. The period saw improving market sentiment, and the emergence of a predominantly transitory market environment, which contrasted with the contractionary market conditions at the end of Q1 2020. As economies reopened and economic data showed better-than-expected improvement, equity markets recovered losses while bonds continued to make gains. Carry strategies, which assume market pricing is efficient and accept absolute or relative price risk for a return if pricing remains consistent, provided the largest positive contribution while Positioning exposures, which take price elasticity risk, and express a view that market positioning imbalances engender skews in the probability distributions of assets price returns, detracted most.

During Q3 2020, the Fund reduced Real Asset and Sovereign exposures in favor of Corporate exposures. Positions in Tactical strategies were down-weighted relative to Fundamental strategies. Positioning exposures suffered losses which Intermediation strategies, which take inventory risk and extract economic rent for supplying balance sheet to the market and bridging temporal gaps in supply and demand, and Flow exposures partially offset with modest gains. The largest contribution came from Sovereign Flow and Sovereign Intermediation strategies while Real Positioning and Real Carry detracted the most.

During October, Carry strategies suffered, with Real Asset exposures detracting the most. Corporate Carry exposures also declined, as Real Asset Positioning strategies profited.

We continue to believe that the unique return profile of Multialternative strategy may appeal to investors interested in a core multi-strategy portfolio that seeks to provide breadth and balance, and draws on many hedge fund styles to offer diversification benefits to traditional portfolios.

3

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

The Quantitative Investment Strategies Group

Yung-Shin Kung
Sheel Dhande

The Fund is non-diversified, which means it may invest a greater proportion of its assets in the securities of a smaller number of issuers than a diversified mutual fund and may therefore be subject to greater volatility. The Fund's investment in alternative instruments may subject the Fund to greater volatility than investments in traditional securities, particularly in investments involving leverage.

The use of alternative assets and strategies entails substantial risks, including risk of loss of principal, arbitrage or fundamental risk, below investment grade securities risk, commodity exposure risks, credit risk, derivatives risk, exchange-traded notes risk, fixed income risk, foreign securities risk, forwards risk, futures contracts risk, interest rate risk, leveraging risk, market risk, non-diversified status, options risk, portfolio turnover risk, risks of investing in other funds, small- and mid- cap stock risk, speculative exposure risk, subsidiary risk, swap agreements risk and tax risk. For a detailed discussion of these and other risks, please refer to the Fund's Prospectus, which should be read carefully before investing.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign markets, industry and economic trends and developments and government regulation, and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund, could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

The views of the Fund's management are as of the date of this letter and the Fund holdings described in this document are as of October 31, 2020; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

4

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Multialternative Strategy Fund1 Class I shares, Class A shares2, the ICE BofA 3-Month Treasury Bill Index3, the Credit Suisse Hedge Fund Index4 and the Credit Suisse Liquid Alternative Beta Index5 from Inception (03/30/12)

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.25%), was (4.21)%.

3   The ICE BofA 3-Month Treasury Bill Index is comprised of a single issue purchased at the beginning of the month and held for a full month. Each month the index is rebalanced and the issue selected is the outstanding Treasury Bill that matures closest to, but not beyond 3 months from the rebalancing date. The index does not have transaction costs and investors may not invest directly in the index.

4  Credit Suisse Hedge Fund Index is compiled by Credit Suisse Hedge Index LLC. It is an asset-weighted hedge fund index and includes only hedge funds. It is rebalanced quarterly, is shown net of all performance fees and provides a rules-based and investable index, enabling investors to utilize the performance of a diversified market barometer for the hedge fund industry. It is the exclusive property of Credit Suisse Asset Management, LLC. The index does not have transaction costs. Effective February 28, 2020, the ICE BofA 3-Month Treasury Bill Index replaced the Credit Suisse Hedge Fund Index as the broad-based securities market index against which the fund measures its performance. Credit Suisse believes the ICE BofA 3-Month Treasury Bill Index is more relevant to the fund's new investment objective and principal investment strategies.

5  The Credit Suisse Liquid Alternative Beta Index reflects the return of a dynamic basket of liquid, investable market factors selected and weighted in accordance with an algorithm that aims to approximate the aggregate returns of the universe of hedge fund managers as represented by the Credit Suisse Hedge Fund Index. The index does not have transaction costs and investors may not invest directly in the index.

5

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Average Annual Returns as of October 31, 20201

	1 Year	5 Years	Since Inception[2]
Class I	1.46%	1.13%	1.83%
Class A Without Sales Charge	1.10%	0.85%	1.56%
Class A With Maximum Sales Charge	(4.21)%	(0.23)%	0.93%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gain distributions, if any. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares. Performance information current to the most recent month end is available at www.credit-suisse.com/us/funds.

The annualized gross expense ratios are 1.94% for Class I shares and 2.19% for Class A shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 0.85% for Class I shares and 1.10% for Class A.

1  Fee waivers and/or expense reimbursements reduce expenses for the Fund, without which performance would be lower. The Fund has entered into a written contract limiting operating expenses to 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares at least through February 28, 2022. This limit excludes certain expenses, as set forth in the Fund's Prospectus.

2  Inception Date: March 30, 2012.

6

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six months ended October 31, 2020.

The table illustrates your Fund's expenses in two ways:

•  Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line.

•  Hypothetical 5% Fund Return. This helps you to compare the Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

7

Credit Suisse Multialternative Strategy Fund
Annual Investment Adviser's Report (continued)
October 31, 2020 (unaudited)

Expenses and Value for a $1,000 Investment
for the six-month period ended October 31, 2020

Actual Fund Return	Class I	Class A
Beginning Account Value 05/01/20	$1,000.00	$1,000.00
Ending Account Value 10/31/20	$955.90	$954.30
Expenses Paid per $1,000*	$4.18	$5.40
Hypothetical 5% Fund Return	$1,000.00	$1,000.00
Beginning Account Value 05/01/20	$1,020.86	$1,019.61
Ending Account Value 10/31/20	$4.32	$5.58
	Class I	Class A
Annualized Expense Ratios*	0.85%	1.10%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by 184/366 to reflect the one-half year period.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or actual expense reimbursements, if applicable. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher. Expenses do not reflect additional charges and expenses that are, or may be, imposed under the variable contracts or plans. Such charges and expenses are described in the prospectus of the insurance company separate account or in the plan documents or other informational materials supplied by plan sponsors. The Fund's expenses should be considered with these charges and expenses in evaluating the overall cost of investing in the separate account.

For more information, please refer to the Fund's Prospectus.

Investment Type Breakdown**

Common Stocks	7.35%
Exchange-Traded Funds	20.42
United States Treasury Obligations	72.23
Total	100.00%

**  Expressed as a percentage of total investments (excluding securities lending collateral, if applicable) and may vary over time.

8

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments
October 31, 2020

	Number of Shares	Value
COMMON STOCKS (4.8%)
BELGIUM (0.1%)
Insurance (0.0%)
Ageas S.A.	385	$15,506
Media (0.1%)
Telenet Group Holding NV	404	15,541
		31,047
CANADA (0.1%)
Capital Markets (0.0%)
CI Financial Corp.	1,237	14,408
IT Services (0.0%)
CGI, Inc.(1)	231	14,322
Metals/Mining (0.1%)
Teck Resources Ltd., Class B	1,127	14,800
		43,530
DENMARK (0.2%)
Air Freight & Logistics (0.0%)
DSV Panalpina AS	96	15,577
Beverages (0.0%)
Carlsberg AS, Class B	116	14,689
Chemicals (0.0%)
Novozymes AS, Class B	249	14,977
Healthcare Equipment & Supplies (0.1%)
Demant AS(1)	499	15,756
Marine (0.1%)
AP Moller - Maersk AS, Class A	11	16,266
AP Moller - Maersk AS, Class B	10	16,028
		32,294
Pharmaceuticals (0.0%)
Novo Nordisk AS, Class B	227	14,476
		107,769
FRANCE (0.1%)
Aerospace & Defense (0.1%)
Safran S.A.(1)	159	16,774
Electrical Equipment (0.0%)
Schneider Electric SE	124	15,069
Entertainment (0.0%)
Vivendi S.A.	562	16,224
Oil, Gas & Consumable Fuels (0.0%)
Total SE	456	13,818

See Accompanying Notes to Consolidated Financial Statements.
9

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

	Number of Shares	Value
COMMON STOCKS (continued)
FRANCE
Real Estate Investment Trust (0.0%)
Klepierre S.A.	1,113	$14,104
		75,989
GERMANY (0.1%)
Diversified Telecommunication Services (0.0%)
United Internet AG, Reg S	412	14,451
Insurance (0.1%)
Allianz SE, Reg S	82	14,447
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Reg S	62	14,534
		28,981
		43,432
IRELAND (0.1%)
Building Products (0.0%)
Johnson Controls International PLC	387	16,335
Chemicals (0.0%)
Linde PLC	69	15,204
Electrical Equipment (0.0%)
Eaton Corp. PLC	155	16,087
Insurance (0.0%)
Aon PLC	78	14,353
Machinery (0.1%)
Pentair PLC	347	17,267
		79,246
ITALY (0.0%)
Automobiles (0.0%)
Ferrari NV	85	15,166
JERSEY (0.1%)
Containers & Packaging (0.0%)
Amcor PLC	1,487	15,509
Media (0.1%)
WPP PLC	2,027	16,159
Trading Companies & Distributors (0.0%)
Ferguson PLC	155	15,365
		47,033
NETHERLANDS (0.2%)
Chemicals (0.0%)
Akzo Nobel NV	155	14,912

See Accompanying Notes to Consolidated Financial Statements.
10

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

	Number of Shares	Value
COMMON STOCKS (continued)
NETHERLANDS
Diversified Telecommunication Services (0.1%)
Altice Europe NV(1)	3,265	$16,055
Food & Staples Retailing (0.0%)
Koninklijke Ahold Delhaize NV	528	14,478
Healthcare Equipment & Supplies (0.0%)
Koninklijke Philips NV(1)	314	14,546
Insurance (0.0%)
NN Group NV	414	14,410
Personal Products (0.0%)
Unilever NV	260	14,660
Trading Companies & Distributors (0.1%)
AerCap Holdings NV(1)	628	15,593
		104,654
SPAIN (0.0%)
Oil, Gas & Consumable Fuels (0.0%)
Repsol S.A.	2,338	14,681
SWEDEN (0.1%)
Diversified Telecommunication Services (0.1%)
Telia Co AB	3,850	14,726
Tobacco (0.0%)
Swedish Match AB	189	14,205
		28,931
SWITZERLAND (0.1%)
Electronic Equipment, Instruments & Components (0.1%)
TE Connectivity Ltd.	162	15,695
Pharmaceuticals (0.0%)
Novartis AG, Reg S	180	14,032
		29,727
UNITED KINGDOM (0.2%)
Beverages (0.0%)
Coca-Cola European Partners PLC	407	14,534
Capital Markets (0.0%)
Standard Life Aberdeen PLC	5,372	15,623
Media (0.0%)
Pearson PLC	2,210	14,573
Oil, Gas & Consumable Fuels (0.1%)
Royal Dutch Shell PLC, Class A	1,259	15,807
Textiles, Apparel & Luxury Goods (0.0%)
Burberry Group PLC	781	13,690

See Accompanying Notes to Consolidated Financial Statements.
11

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED KINGDOM
Trading Companies & Distributors (0.1%)
Ashtead Group PLC	434	$15,653
		89,880
UNITED STATES (3.4%)
Banks (0.4%)
Bank of America Corp.	656	15,547
Citigroup, Inc.	367	15,201
Citizens Financial Group, Inc.	625	17,031
Comerica, Inc.	413	18,796
JPMorgan Chase & Co.	166	16,275
M&T Bank Corp.	172	17,816
Regions Financial Corp.	1,371	18,234
The PNC Financial Services Group, Inc.	145	16,223
U.S. Bancorp	441	17,177
Wells Fargo & Co.	672	14,414
Zions Bancorp NA	541	17,458
		184,172
Biotechnology (0.1%)
Biogen, Inc.(1)	56	14,116
Regeneron Pharmaceuticals, Inc.(1)	28	15,220
		29,336
Building Products (0.0%)
Masco Corp.	287	15,383
Capital Markets (0.1%)
Ameriprise Financial, Inc.	103	16,566
Morgan Stanley	327	15,745
State Street Corp.	266	15,667
The Bank of New York Mellon Corp.	460	15,806
The Goldman Sachs Group, Inc.	79	14,934
		78,718
Chemicals (0.0%)
Celanese Corp., Series A	148	16,799
Communications Equipment (0.0%)
Juniper Networks, Inc.	735	14,494
Construction & Engineering (0.0%)
Jacobs Engineering Group, Inc.	171	16,245
Consumer Finance (0.1%)
Ally Financial, Inc.	631	16,835
Discover Financial Services	274	17,813
Synchrony Financial	604	15,112
		49,760

See Accompanying Notes to Consolidated Financial Statements.
12

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Diversified Financial Services (0.1%)
Equitable Holdings, Inc.	805	$17,299
Voya Financial, Inc.	330	15,817
		33,116
Diversified Telecommunication Services (0.0%)
Liberty Global PLC, Class C(1)	770	14,368
Electronic Equipment, Instruments & Components (0.0%)
Arrow Electronics, Inc.(1)	201	15,656
Healthcare Providers & Services (0.1%)
DaVita, Inc.(1)	185	15,956
McKesson Corp.	106	15,634
Molina Healthcare, Inc(1).	77	14,358
Universal Health Services, Inc. Class B	148	16,214
		62,162
Healthcare Technology (0.0%)
Cerner Corp.	219	15,350
Hotels, Restaurants & Leisure (0.1%)
Domino's Pizza, Inc.	37	13,998
MGM Resorts International	727	14,954
		28,952
Insurance (0.1%)
Loews Corp.	455	15,779
The Allstate Corp.	168	14,910
		30,689
Internet Software & Services (0.1%)
eBay, Inc.	303	14,432
Expedia Group, Inc.	172	16,194
		30,626
IT Services (0.0%)
GoDaddy, Inc., Class A(1)	208	14,714
Life Sciences Tools & Services (0.0%)
Waters Corp.(1)	81	18,048
Machinery (0.1%)
Caterpillar, Inc.	107	16,804
Cummins, Inc.	75	16,492
		33,296

See Accompanying Notes to Consolidated Financial Statements.
13

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

	Number of Shares	Value
COMMON STOCKS (continued)
UNITED STATES
Media (0.1%)
Altice U.S.A., Inc., Class(1)	583	$15,712
Charter Communications, Inc., Class A(1)	25	15,096
Discovery, Inc., Class C(1)	807	14,784
		45,592
Metals/Mining (0.0%)
Steel Dynamics, Inc.	552	17,377
Oil, Gas & Consumable Fuels (0.0%)
Cabot Oil & Gas Corp.	911	16,207
Pharmaceuticals (1.5%)
MyoKardia, Inc.(1)	3,533	789,731
Road & Rail (0.1%)
CSX Corp.	204	16,104
Kansas City Southern	87	15,324
		31,428
Semiconductor Equipment & Products (0.1%)
Intel Corp.	305	13,506
QUALCOMM, Inc.	134	16,530
		30,036
Software (0.1%)
Citrix Systems, Inc.	115	13,026
Fortinet, Inc.(1)	134	14,790
NortonLifeLock, Inc.	759	15,613
Oracle Corp.	266	14,925
		58,354
Specialty Retail (0.1%)
AutoZone, Inc.(1)	13	14,677
Ulta Beauty, Inc.(1)	71	14,680
		29,357
Technology Hardware & Storage (0.1%)
Apple, Inc.	137	14,914
NetApp, Inc.	364	15,976
		30,890
Textiles, Apparel & Luxury Goods (0.0%)
Ralph Lauren Corp.	233	15,576
Trading Companies & Distributors (0.0%)
United Rentals, Inc.(1)	91	16,224
		1,782,656
TOTAL COMMON STOCKS (Cost $2,482,888)		2,493,741

See Accompanying Notes to Consolidated Financial Statements.
14

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

	Number of Shares	Value
EXCHANGE-TRADED FUNDS (13.4%)
UNITED STATES (13.4%)
Commingled Funds (8.2%)
Invesco QQQ Trust Series 1	556	$149,775
iShares 3-7 Year Treasury Bond ETF	11,219	1,491,118
Vanguard Short-Term Inflation-Protected Securities ETF	51,630	2,614,543
		4,255,436
Diversified Financial Services (1.7%)
Consumer Discretionary Select Sector SPDR Fund	1,618	231,326
iShares MSCI Emerging Markets ETF	3,636	162,566
iShares MSCI Germany ETF	2,726	71,639
Materials Select Sector SPDR Fund	1,266	79,986
SPDR S&P 500 ETF Trust	945	308,580
		854,097
Energy - Integrated (3.2%)
Alerian MLP ETF(2)	79,711	1,662,771
Technology (0.3%)
Technology Select Sector SPDR Fund	1,357	150,437
TOTAL EXCHANGE-TRADED FUNDS (Cost $6,952,638)		6,922,741

Par (000)		Ratings† (S&P/Moody's)	Maturity	Rate%
UNITED STATES TREASURY OBLIGATIONS (47.4%)
$7,500	United States Treasury Bills(3)	(AA+, Aaa)	12/31/20	0.583	7,498,986
5,000	United States Treasury Bills(3)	(AA+, Aaa)	06/17/21	0.119	4,997,084
6,000	United States Treasury Bills(3)	(AA+, Aaa)	07/15/21	0.140	5,995,962
6,000	United States Treasury Bills(3)	(AA+, Aaa)	08/12/21	0.108	5,995,519
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $24,477,881)					24,487,551
				Number of Shares
SHORT-TERM INVESTMENTS (3.4%)
State Street Navigator Securities Lending Government Money Market Portfolio, 0.09%(4) (Cost $1,733,475)				1,733,475	1,733,475
TOTAL INVESTMENTS AT VALUE (69.0%) (Cost $35,646,882)					35,637,508
OTHER ASSETS IN EXCESS OF LIABILITIES (31.0%)					16,094,931
NET ASSETS (100.0%)					$51,732,439

†  Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. ("S&P") and Moody's Investors Service, Inc. ("Moody's") are unaudited.

(1)  Non-income producing security.

(2)  Security or portion thereof is out on loan (See note 2-M).

(3)  Securities are zero coupon. Rate presented is yield to maturity as of October 31, 2020.

(4)  Represents security purchased with cash collateral received for securities on loan. The rate shown is the annualized one-day yield at October 31, 2020.

See Accompanying Notes to Consolidated Financial Statements.
15

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Forward Foreign Currency Contracts

Forward Currency to be Purchased (Local)		Forward Currency to be Sold (Local)		Expiration Date	Counterparty	Value on Settlement Date	Current Value/ Notional	Net Unrealized Appreciation (Depreciation)
KRW	1,252,505,010	USD	1,056,922	12/16/20	JPMorgan Chase	$1,056,922	$1,103,802	$46,880
USD	748,035	PEN	2,645,876	12/16/20	JPMorgan Chase	(748,035)	(732,072)	15,963
USD	439,657	COP	1,642,777,937	12/16/20	JPMorgan Chase	(439,657)	(425,418)	14,239
USD	310,026	RUB	23,622,047	12/16/20	JPMorgan Chase	(310,026)	(295,897)	14,129
USD	295,526	NGN	114,203,053	12/16/20	JPMorgan Chase	(295,526)	(292,972)	2,554
USD	268,800	EUR	230,007	12/16/20	JPMorgan Chase	(268,800)	(268,201)	599
USD	107,539	DKK	685,176	12/16/20	JPMorgan Chase	(107,539)	(107,317)	222
USD	42,550	CAD	56,678	12/16/20	JPMorgan Chase	(42,550)	(42,517)	33
USD	14,140	CHF	12,933	12/16/20	JPMorgan Chase	(14,140)	(14,130)	10
USD	105,331	GBP	81,432	12/16/20	JPMorgan Chase	(105,331)	(105,326)	5
USD	29,099	SEK	259,473	12/16/20	JPMorgan Chase	(29,099)	(29,167)	(68)
USD	5,116,507	HKD	39,686,374	12/16/20	Morgan Stanley	(5,116,507)	(5,117,421)	(914)
USD	1,062,869	MXN	23,119,100	12/16/20	JPMorgan Chase	(1,062,869)	(1,081,498)	(18,629)
								$75,023

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee "C" Futures	USD	Mar 2021	29	$1,161,994	$(12,574)
Corn Futures	USD	Mar 2021	154	3,105,025	(72,618)
Cotton No. 2 Futures	USD	Mar 2021	22	767,580	(16,966)
Wheat Futures	USD	Mar 2021	85	2,550,000	(64,595)
					$(166,753)
Energy
Brent Crude Oil Futures	USD	Mar 2021	51	1,981,350	$(73,274)
Foreign Exchange Contracts
AUD Currency Futures	USD	Dec 2020	3	210,900	$(7,335)
CAD Currency Futures	USD	Dec 2020	6	450,570	(4,724)
EUR Currency Futures	USD	Dec 2020	3	437,062	(6,692)
GBP Currency Futures	USD	Dec 2020	5	405,031	293
JPY Currency Futures	USD	Dec 2020	5	597,344	8,050
					$(10,408)
Index Contracts
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2020	22	213,214	$(1,354)
EURO Stoxx 50 Index Dividend Futures	EUR	Dec 2021	108	891,949	(105,617)
					$(106,971)
See Accompanying Notes to Consolidated Financial Statements.
16

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Industrial Metals
LME Nickel Futures	USD	Nov 2020	3	$272,304	$9,794
LME Nickel Futures	USD	Jan 2021	3	272,799	11,380
LME Primary Aluminum Futures	USD	Nov 2020	9	417,037	17,190
LME Primary Aluminum Futures	USD	Jan 2021	9	416,588	16,322
LME Zinc Futures	USD	Nov 2020	5	314,406	21,144
LME Zinc Futures	USD	Jan 2021	5	315,313	11,650
					$87,480
Interest Rate Contracts
10YR AUD Bond Futures	AUD	Dec 2020	52	5,459,809	$(20,107)
10YR CAD Bond Futures	CAD	Dec 2020	75	8,495,894	(13,578)
10YR U.S. Treasury Note Futures	USD	Dec 2020	60	8,293,125	(25,007)
30YR U.S. Treasury Bond Futures	USD	Dec 2020	3	517,406	(1,227)
					$(59,919)
Livestock
Lean Hogs Futures	USD	Feb 2021	33	865,260	$(12,457)
Live Cattle Futures	USD	Feb 2021	39	1,722,240	32,090
					$19,633
Precious Metals
Copper Futures	USD	Mar 2021	51	3,891,937	$(26,397)
Gold 100 OZ Futures	USD	Feb 2021	44	8,303,680	(34,148)
Silver Futures	USD	Mar 2021	21	2,498,895	(18,161)
					$(78,706)
Contracts to Sell
Agriculture
Coffee "C" Futures	USD	Dec 2020	(29)	(1,135,350)	$10,517
Corn Futures	USD	Dec 2020	(154)	(3,068,450)	90,757
Cotton No. 2 Futures	USD	Dec 2020	(22)	(758,120)	17,149
Wheat Futures	USD	Dec 2020	(85)	(2,543,625)	71,117
					$189,540
Energy
Brent Crude Oil Futures	USD	Jan 2021	(51)	(1,934,940)	$79,956
Index Contracts
S&P 500 E Mini Index Futures	USD	Dec 2020	(5)	(816,175)	$8,997
EURO Stoxx 50 Index Futures	EUR	Dec 2020	(20)	(689,358)	1,186
Hang Seng Index Futures	HKD	Nov 2020	(1)	(155,754)	4,579
FTSE 100 Index Futures	GBP	Dec 2020	(1)	(71,936)	6,808
					$21,570

See Accompanying Notes to Consolidated Financial Statements.
17

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Industrial Metals
LME Nickel Futures	USD	Nov 2020	(3)	$(272,304)	$(11,503)
LME Nickel Futures	USD	Jan 2021	(3)	(272,799)	(9,799)
LME Primary Aluminum Futures	USD	Nov 2020	(9)	(417,038)	(20,453)
LME Primary Aluminum Futures	USD	Jan 2021	(9)	(416,588)	(15,153)
LME Zinc Futures	USD	Nov 2020	(5)	(314,406)	(11,900)
LME Zinc Futures	USD	Jan 2021	(5)	(315,312)	(20,481)
					$(89,289)
Interest Rate Contracts
10YR JGB Mini Futures	JPY	Dec 2020	(44)	(6,392,501)	$9,495
EURO Bund Futures	EUR	Dec 2020	(39)	(8,002,341)	(38,345)
Long Gilt Futures	GBP	Dec 2020	(50)	(8,771,714)	21,843
					$(7,007)
Livestock
Lean Hogs Futures	USD	Dec 2020	(33)	(865,590)	$11,933
Live Cattle Futures	USD	Dec 2020	(39)	(1,689,480)	(40,900)
					$(28,967)
Precious Metals
Copper Futures	USD	Dec 2020	(51)	(3,885,562)	$27,641
Gold 100 OZ Futures	USD	Dec 2020	(44)	(8,271,560)	33,532
Silver Futures	USD	Dec 2020	(21)	(2,482,830)	17,974
					$79,147
					$(143,968)

Total Return Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$5,280,297	09/24/21	Bank of America	Bank of America Equities US Volatility Carry Hourly Hedged Index(b)	0.00%	At Maturity	$—	$(69,785)

See Accompanying Notes to Consolidated Financial Statements.
18

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$2,844,785	11/20/20	Barclays Bank PLC	Shiller Barclays CAPE US Mid-Month Sector Market Hedged ER Index(b)	0.60%	At Maturity	$—	$53,907
USD	10,640,137	11/20/20	Barclays Bank PLC	Barclays Commodity Hedging Insights 2 Index(b)	0.15%	At Maturity	—	(246,433)
USD	1,662,055	11/20/20	Barclays Bank PLC	Shiller Barclays CAPE US Mid-Month Sector Market Hedged ER Index(b)	0.35%	At Maturity	—	10,979
USD	10,416,062	06/04/21	Barclays Bank PLC	Barclays Month End Rebalancing Currency Index ER(b)	0.20%	At Maturity	—	45,754
USD	3,727,750	03/31/21	BNP Paribas	USD Custom Equity Basket Long 2(b)	0.35%	Monthly	—	—
USD	1,350,118	06/04/21	BNP Paribas	BNP Paribas VOLA Index ER(b)	0.35%	At Maturity	—	12,216
USD	4,000,001	06/21/21	BNP Paribas	iBoxx $ Liquid High Yield Index	0.23%	Quarterly	(1,511)	(48,224)
USD	489,515	06/30/21	BNP Paribas	USD Custom Equity Basket Long 2(b)	0.34%	Monthly	—	(55,638)
USD	673,436	06/30/21	BNP Paribas	USD Custom Equity Basket Long 2(b)	0.35%	Monthly	—	—
USD	306,193	08/03/21	BNP Paribas	USD Custom Equity Basket Long(b)	0.34%	Monthly	—	(10,549)
USD	743,793	08/03/21	BNP Paribas	(0.25)%	USD Custom Equity Basket Short(b)	Monthly	—	36,630

See Accompanying Notes to Consolidated Financial Statements.
19

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$423,135	08/03/21	BNP Paribas	USD Custom Equity Basket Long(b)	0.36%	Monthly	$—	$(24,282)
USD	37,247	08/24/21	BNP Paribas	MSCI Daily Emerging Markets Net Total Return Index	0.29%	Monthly	—	2,188
USD	18,295	08/24/21	BNP Paribas	Materials Select Sector TR	0.36%	Monthly	—	363
USD	53,646	08/24/21	BNP Paribas	Consumer Discretionary Select Sector Total Return	0.34%	Monthly	—	338
USD	2,803,554	09/09/21	BNP Paribas	BNP Alpha Momentum ex-Agriculture and Livestock Net Index(b)	0.30%	At Maturity	—	(657)
USD	10,418,129	09/09/21	BNP Paribas	Dynamic Pre-Roll Alpha ex-Agriculture and Livestock Index(b)	0.10%	At Maturity	—	5,739
EUR	10,274,284	09/30/21	BNP Paribas	BNP Paribas Equity Low Vol Europe Index(b)	0.04%	At Maturity	—	10,058
USD	1,430,036	09/09/21	Citigroup	Citi Pure Estimates Momentum US Long-Short TR Index(b)	0.95%	At Maturity	—	(9,684)
USD	7,414	10/27/21	Goldman Sachs	Achillion Pharmaceuticals CVR	0.46%	Monthly	—	2
USD	23,158	12/04/20	Goldman Sachs	Bloomberg Energy Index	0.11%	At Maturity	—	(1,114)
USD	1,794,833	11/20/20	Goldman Sachs	Goldman Sachs RP 109 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	46,427

See Accompanying Notes to Consolidated Financial Statements.
20

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$1,626,251	11/20/20	Goldman Sachs	Goldman Sachs RP 112 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	$—	$(42,123)
USD	620,725	11/20/20	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(6,764)
USD	278,409	12/04/20	Goldman Sachs	Bloomberg Industrial Metals Index	0.12%	At Maturity	—	2,300
USD	162,739	12/04/20	Goldman Sachs	Bloomberg Precious Metals Index	0.11%	At Maturity	—	154
USD	326,648	12/04/20	Goldman Sachs	Bloomberg Agriculture Index	0.17%	At Maturity	—	23,625
USD	100,001	12/21/20	Goldman Sachs	iBoxx $ Liquid High Yield Index	0.23%	Quarterly	(719)	(1,785)
USD	399,993	03/22/21	Goldman Sachs	0.23%	iBoxx $ Liquid High Yield Index	Quarterly	1,041	(17,183)
USD	10,473,600	07/16/21	Goldman Sachs	Goldman Sachs Commodity Strategy Index(b)	0.00%	At Maturity	—	47,754
USD	5,556,864	07/16/21	Goldman Sachs	Goldman Sachs DISP U.S. Index(b)	0.00%	At Maturity	—	(133,561)
USD	8,467,949	07/16/21	Goldman Sachs	Goldman Sachs VVOL Carry ER(b)	0.00%	At Maturity	—	1,119
USD	76,079	09/02/21	Goldman Sachs	Aimmune Therapeutics, Inc.	0.52%	Monthly	—	131
USD	412,193	09/02/21	Goldman Sachs	(0.24)%	Builders Firstsource, Inc.	Monthly	—	38,145
USD	408,504	09/02/21	Goldman Sachs	BMC Stock Holdings, Inc.	0.52%	Monthly	—	(36,119)

See Accompanying Notes to Consolidated Financial Statements.
21

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$10,404,703	09/09/21	Goldman Sachs	Goldman Sachs Commodities Seasonality Index(b)	0.00%	At Maturity	$—	$16,272
USD	1,029,544	09/09/21	Goldman Sachs	Goldman Sachs RP 110 Long Short Series SR Excess Return Strategy(b)	(0.60)%	At Maturity	—	(4,914)
USD	55,028	10/08/21	Goldman Sachs	0.52%	Aimmune Therapeutics, Inc.	Monthly	—	104
USD	303,433	10/12/21	Goldman Sachs	(0.23)%	Builders Firstsource, Inc.	Monthly	—	32,982
USD	301,887	10/12/21	Goldman Sachs	BMC Stock Holdings, Inc.	0.52%	Monthly	—	(32,674)
USD	5,011,708	11/20/20	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.60%	At Maturity	—	10,117
USD	4,874,262	11/20/20	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(a)	0.60%	At Maturity	—	32,823
USD	3,286,541	11/20/20	JPMorgan Chase	J.P. Morgan Helix 3 Index(a)	0.35%	At Maturity	—	4,477
USD	10,439,463	11/20/20	JPMorgan Chase	J.P. Morgan Commodities Fundamental Value Index(b)	0.80%	At Maturity	—	23,820
USD	2,800,001	12/02/20	JPMorgan Chase	J.P. Morgan EMBI Global Core	1.05%	Quarterly	—	(83,473)
USD	900,001	12/21/20	JPMorgan Chase	iBoxx $ Liquid High Yield Index	0.15%	Quarterly	(223)	107,099
USD	999,993	12/21/20	JPMorgan Chase	0.25%	iBoxx $ Liquid High Yield Index	Quarterly	720	5,868
USD	299,993	12/21/20	JPMorgan Chase	0.23%	iBoxx $ Liquid High Yield Index	Quarterly	45	4,585
EUR	1,089	12/28/20	JPMorgan Chase	Aroundtown SA	(0.17)%	Monthly	—	(78)

See Accompanying Notes to Consolidated Financial Statements.
22

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$300,001	03/22/21	JPMorgan Chase	iBoxx $ Liquid High Yield Index	0.23%	Quarterly	$(716)	$1,510
USD	4,199,986	06/21/21	JPMorgan Chase	0.23%	iBoxx $ Liquid High Yield Index	Quarterly	1,657	22,948
USD	82,261	08/20/21	JPMorgan Chase	Fitbit, Inc.	0.55%	Monthly	—	1,791
USD	120,599	08/20/21	JPMorgan Chase	Maxim Integrated Products	0.55%	Monthly	—	2,474
USD	153,272	08/20/21	JPMorgan Chase	National General Holdings Corp.	0.55%	Monthly	—	816
USD	89,364	08/20/21	JPMorgan Chase	Wright Medical Group NV	0.55%	Monthly	—	205
USD	129,769	08/20/21	JPMorgan Chase	(0.25)%	Analog Devices, Inc.	Monthly	—	(2,148)
USD	119,949	09/03/21	JPMorgan Chase	Fitbit, Inc.	0.54%	Monthly	—	2,611
USD	223,556	09/03/21	JPMorgan Chase	National General Holdings Corp.	0.54%	Monthly	—	1,191
USD	175,813	09/03/21	JPMorgan Chase	Maxim Integrated Products	0.54%	Monthly	—	3,606
USD	130,321	09/03/21	JPMorgan Chase	Wright Medical Group NV	0.54%	Monthly	—	299
USD	189,235	09/03/21	JPMorgan Chase	(0.26)%	Analog Devices, Inc.	Monthly	—	(3,132)
USD	372,206	09/07/21	JPMorgan Chase	Varian Medical Systems, Inc.	0.54%	Monthly	—	2,079
USD	3,302,895	09/09/21	JPMorgan Chase	J.P. Morgan Seasonal Spreads Portfolio Commodity Index(a)	0.60%	At Maturity	—	(2,318)
USD	9,859,383	09/09/21	JPMorgan Chase	J.P. Morgan Equities Turn-of the Month Seasonality Index(b)	0.00%	At Maturity	—	(9,018)

See Accompanying Notes to Consolidated Financial Statements.
23

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
CHF	$372,604	09/20/21	JPMorgan Chase	Sunrise Communications Group	(0.45)%	Monthly	$—	$5,822
USD	164,184	10/18/21	JPMorgan Chase	Immunomedics, Inc.	0.55%	Monthly	—	4,073
USD	221,384	10/18/21	JPMorgan Chase	Virtusa Corp.	0.55%	Monthly	—	3,760
USD	391,001	11/01/21	JPMorgan Chase	Sina Corp.	0.55%	Monthly	—	3,220
USD	146,472	11/08/21	JPMorgan Chase	Fitbit, Inc.	0.55%	Monthly	—	2,918
USD	118,463	11/08/21	JPMorgan Chase	0.55%	Immunomedics, Inc.	Monthly	—	3,154
USD	272,957	11/08/21	JPMorgan Chase	National General Holdings Corp.	0.55%	Monthly	—	978
USD	259,796	11/08/21	JPMorgan Chase	Sina Corp.	0.55%	Monthly	—	1,162
USD	269,202	11/08/21	JPMorgan Chase	Varian Medical Systems, Inc.	0.55%	Monthly	—	1,403
USD	162,350	11/08/21	JPMorgan Chase	Virtusa Corp.	0.55%	Monthly	—	421
USD	243,626	11/09/21	JPMorgan Chase	(0.25)%	Analog Devices, Inc.	Monthly	—	9,181
USD	229,069	11/09/21	JPMorgan Chase	Maxim Integrated Products	0.54%	Monthly	—	(10,367)
CHF	272,315	11/09/21	JPMorgan Chase	Sunrise Communications Group	(0.45)%	Monthly	—	2,424
USD	414,586	11/22/21	JPMorgan Chase	(0.26)%	Conoco Philips	Monthly	—	28,366
USD	410,842	11/22/21	JPMorgan Chase	Concho Resources, Inc.	0.55%	Monthly	—	(27,164)
USD	117,177	11/23/21	JPMorgan Chase	(0.25)%	Analog Devices, Inc.	Monthly	—	5,172
USD	342,675	11/23/21	JPMorgan Chase	(0.26)%	Conoco Philips	Monthly	—	41,142
USD	339,196	11/23/21	JPMorgan Chase	Concho Resources, Inc.	0.56%	Monthly	—	(39,659)
USD	70,654	11/23/21	JPMorgan Chase	Fitbit, Inc.	0.56%	Monthly	—	669
USD	109,143	11/23/21	JPMorgan Chase	Maxim Integrated Products	0.56%	Monthly	—	(4,737)

See Accompanying Notes to Consolidated Financial Statements.
24

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$130,732	11/23/21	JPMorgan Chase	National General Holdings Corp.	0.56%	Monthly	$—	$53
USD	131,295	11/23/21	JPMorgan Chase	Sina Corp.	0.56%	Monthly	—	(44)
USD	129,052	11/23/21	JPMorgan Chase	Varian Medical Systems, Inc.	0.56%	Monthly	—	204
USD	77,971	11/23/21	JPMorgan Chase	Virtusa Corp.	0.56%	Monthly	—	(257)
USD	744,272	11/29/21	JPMorgan Chase	Parsley Energy, Inc.	0.55%	Monthly	—	3,706
USD	780,161	11/29/21	JPMorgan Chase	PNM Resources, Inc.	0.55%	Monthly	—	2,640
USD	750,842	11/29/21	JPMorgan Chase	(0.25)%	Pioneer Natural Resources Co.	Monthly	—	8,793
USD	2,221,811	11/20/20	Macquarie Bank Ltd.	Commodities WTI Mean Reversion(b)	0.15%	At Maturity	—	160,017
USD	365,682	04/05/21	Macquarie Bank Ltd.	Commodities WTI Mean Reversion(b)	0.15%	At Maturity	—	88,000
USD	4,705,790	11/20/20	Morgan Stanley	GC Intraday Momentum Index(d)	0.15%	At Maturity	—	(98,221)
USD	99,997	12/21/20	Morgan Stanley	iBoxx $ Liquid High Yield Index	0.54%	Quarterly	(430)	(1,464)
USD	1,100,001	03/22/21	Morgan Stanley	iBoxx $ Liquid High Yield Index	0.23%	Quarterly	(2,148)	56,850
USD	3,444,481	04/20/21	Morgan Stanley	GC Intraday Momentum Index(d)	0.15%	At Maturity	—	(98,592)
USD	2,509,203	06/04/21	Morgan Stanley	GC Intraday Momentum Index(d)	0.15%	At Maturity	—	(18,659)
USD	1,200,001	06/21/21	Morgan Stanley	iBoxx $ Liquid High Yield Index	0.23%	Quarterly	(250)	(22,185)
USD	100,001	06/21/21	Morgan Stanley	iBoxx $ Liquid High Yield Index	0.23%	Quarterly	(11)	(1,737)

See Accompanying Notes to Consolidated Financial Statements.
25

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Total Return Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Periodic Payment Frequency	Upfront Premiums Paid/ (Received)	Net Unrealized Appreciation (Depreciation)
USD	$10,421,329	09/09/21	Morgan Stanley	Morgan Stanley Soy Dynamic Congestion Index(b)	0.25%	At Maturity	$—	$(5,275)
USD	10,544,920	09/30/21	Morgan Stanley	Morgan Stanley Commodities Curve Carry Index(b)	0.35%	At Maturity	—	(42,674)
USD	8,451,046	11/20/20	Societe Generale	SG US Trend Index(c)	0.30%	At Maturity	—	(51,003)
USD	3,221,471	04/20/21	Societe Generale	0.25%	S&P 500 Total Return Index	Monthly	—	123,451
USD	1,362,894	06/04/21	Societe Generale	SGI VRR US Index(b)	0.29%	At Maturity	—	(12,440)
USD	10,545,808	06/09/21	Societe Generale	SGI Commodity Dynamic Alpha VT6 Index(b)	1.20%	At Maturity	—	(16,707)
USD	588,263	06/30/21	Societe Generale	0.25%	S&P 500 Total Return Index	Monthly	—	22,543
USD	357,157	08/20/21	Societe Generale	0.34%	S&P 500 Total Return Index	Monthly	—	13,687
USD	18,069	08/24/21	Societe Generale	MSCI Daily Germany Net Total Return Index	0.16%	Monthly	—	(1,663)
USD	40,298	08/24/21	Societe Generale	NASDAQ-100 Total Return Index	0.37%	Monthly	—	(1,577)
USD	37,483	08/24/21	Societe Generale	Technology Select Sector Total Return Index	0.37%	Monthly	—	(2,314)
USD	77,036	08/24/21	Societe Generale	S&P 500 Total Return Index	0.37%	Monthly	—	(2,952)
							$(2,545)	$(92,032)

(a)  The index constituents are available on the counterparty's website.

(b)  The index constituents are available on the Fund's website.

(c)  The Index intends to track the performance of a strategy that trades the daily trend of the S&P 500 (the Underlying Index).

(d)  The Index intends to track the performance of a strategy that trades the daily trend of the GC COMEX Gold Futures.

See Accompanying Notes to Consolidated Financial Statements.
26

Credit Suisse Multialternative Strategy Fund
Consolidated Schedule of Investments (continued)
October 31, 2020

Investment Abbreviations:

CVR = Contingent Value Right

Currency Abbreviations:

AUD = Australian Dollar

CAD = Canadian Dollar

CHF = Swiss Franc

COP = Colombian Peso

DKK = Danish Krone

EUR = Euro

GBP = British Pound

HKD = Hong Kong Dollar

JPY = Japanese Yen

KRW = South Korean Won

MXN = Mexican Peso

NGN = Nigerian Naira

PEN = Peruvian Sol

RUB = Russian Ruble

SEK = Swedish Krona

USD = United States Dollar

See Accompanying Notes to Consolidated Financial Statements.
27

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Assets and Liabilities
October 31, 2020

Assets
Investments at value, including collateral for securities on loan of $1,733,475 (Cost $35,646,882) (Note 2)	$35,637,508[1]
Cash	9,827,616
Foreign currency at value (Cost $84,137)	80,498
Cash segregated held at brokers for futures contracts, swap contracts and written options (Note 2)	12,315,213
Unrealized appreciation on open swap contracts (Note 2)	1,209,315
Unrealized appreciation on forward foreign currency contracts (Note 2)	94,634
Receivable for Fund shares sold	55,933
Receivable from investment adviser (Note 3)	14,523
Dividend and interest receivable	2,667
Variation margin receivable on futures contracts (Note 2)	1,588
Prepaid expenses and other assets	17,421
Total assets	59,256,916
Liabilities
Administrative services fee payable (Note 3)	7,252
Shareholder servicing/Distribution fee payable (Note 3)	932
Payable for investments purchased	4,267,138
Payable upon return of securities loaned (Note 2)	1,733,475
Unrealized depreciation on open swap contracts (Note 2)	1,301,347
Trustees' fee payable	20,523
Unrealized depreciation on forward foreign currency contracts (Note 2)	19,611
Payable for Fund shares redeemed	400
Accrued expenses	173,799
Total liabilities	7,524,477
Net Assets
Capital stock, $.001 par value (Note 6)	5,437
Paid-in capital (Note 6)	57,695,648
Total distributable earnings (loss)	(5,968,646)
Net assets	$51,732,439
I Shares
Net assets	$47,382,432
Shares outstanding	4,973,471
Net asset value, offering price and redemption price per share	$9.53
A Shares
Net assets	$4,350,007
Shares outstanding	463,160
Net asset value and redemption price per share	$9.39
Maximum offering price per share (net asset value/(1-5.25%))	$9.91

1  Includes $1,662,542 of securities on loan.

See Accompanying Notes to Consolidated Financial Statements.
28

Credit Suisse Multialternative Strategy Fund
Consolidated Statement of Operations
For the Year Ended October 31, 2020

Investment Income
Interest	$357,362
Dividends (net of foreign taxes withheld of $229)	260,179
Securities lending (net of rebates)	22,768
Total investment income	640,309
Expenses
Investment advisory fees (Note 3)	545,033
Administrative services fees (Note 3)	15,463
Shareholder servicing/Distribution fees (Note 3)
Class A	5,084
Custodian fees	121,530
Audit and tax fees	68,421
Trustees' fees	64,798
Transfer agent fees (Note 3)	56,683
Registration fees	43,652
Printing fees	39,847
Legal fees	36,938
Commitment fees (Note 4)	15,413
Insurance expense	1,815
Miscellaneous expense	7,452
Total expenses	1,022,129
Less: fees waived and expenses reimbursed (Note 3)	(571,585)
Net expenses	450,544
Net investment income	189,765
Net Realized and Unrealized Gain (Loss) from Investments, Futures Contracts, Swap Contracts, Written Options and Foreign Currency Related Items
Net realized loss from investments	(2,042,506)
Net realized gain from futures contracts	3,043,981
Net realized gain from swap contracts	970,004
Net realized loss from written options	(5,822)
Net realized gain from foreign currency transactions	9,538
Net realized loss from forward foreign currency contracts	(289,995)
Net change in unrealized appreciation (depreciation) from investments	262,455
Net change in unrealized appreciation (depreciation) from futures contracts	(392,628)
Net change in unrealized appreciation (depreciation) from swap contracts	(642,940)
Net change in unrealized appreciation (depreciation) from foreign currency translations	(15,324)
Net change in unrealized appreciation (depreciation) from forward foreign currency contracts	55,938
Net realized and unrealized gain from investments, futures contracts, swap contracts, written options and foreign currency related items	952,701
Net increase in net assets resulting from operations	$1,142,466

See Accompanying Notes to Consolidated Financial Statements.
29

Credit Suisse Multialternative Strategy Fund
Consolidated Statements of Changes in Net Assets

	For the Year Ended October 31, 2020	For the Year Ended October 31, 2019
From Operations
Net investment income	$189,765	$471,078
Net realized gain (loss) from investments, futures contracts, swap contracts, written options, foreign currency transactions and forward foreign currency contracts	1,685,200	(2,565,167)
Net change in unrealized appreciation (depreciation) from investments, futures contracts, swap contracts, foreign currency translations and forward foreign currency contracts	(732,499)	469,549
Net increase (decrease) in net assets resulting from operations	1,142,466	(1,624,540)
From Distributions
From distributable earnings
Class I	(3,436,401)	(1,803,690)
Class A	(45,957)	(24,902)
Net decrease in net assets resulting from distributions	(3,482,358)	(1,828,592)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	57,996,880	49,695,132
Reinvestment of dividends and distributions	3,466,462	1,821,562
Net asset value of shares redeemed	(82,871,881)	(78,882,851)
Net decrease in net assets from capital share transactions	(21,408,539)	(27,366,157)
Net decrease in net assets	(23,748,431)	(30,819,289)
Net Assets
Beginning of year	75,480,870	106,300,159
End of year	$51,732,439	$75,480,870

See Accompanying Notes to Consolidated Financial Statements.
30

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class I Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of year	$9.86	$10.03[1]	$10.54	$10.39[1]	$10.36
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.04	0.06	0.05	(0.04)	(0.08)
Net gain (loss) from investments, futures contracts, swap contracts, written options and foreign currency related items (both realized and unrealized)	0.10	(0.06)	(0.08)	0.41	0.13
Total from investment operations	0.14	0.00[3]	(0.03)	0.37	0.05
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.47)	—	—	(0.04)	—
Distributions from net realized gains	—	(0.17)	(0.48)	(0.18)	(0.02)
Total dividends and distributions	(0.47)	(0.17)	(0.48)	(0.22)	(0.02)
Net asset value, end of year	$9.53[1]	$9.86	$10.03[1]	$10.54	$10.39[1]
Total return[4]	1.46%	0.11%	(0.29)%	3.68%	0.53%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$47,382	$74,486	$104,886	$102,227	$114,951
Ratio of net expenses to average net assets	0.85%	0.85%	0.89%	1.00%	0.91%
Ratio of expenses to average net assets excluding securities sold short dividend expense	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets	0.38%	0.60%	0.44%	(0.40)%	(0.79)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.09%	1.13%	0.95%	0.68%	0.65%
Portfolio turnover rate[5]	571%	305%	1,373%	586%	1,021%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
31

Credit Suisse Multialternative Strategy Fund
Consolidated Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Year)

	For the Year Ended October 31,
	2020	2019	2018	2017	2016
Per share data
Net asset value, beginning of year	$9.73	$9.92[1]	$10.47	$10.31	$10.31
INVESTMENT OPERATIONS
Net investment income (loss)[2]	(0.00)[3]	0.03	0.02	(0.07)	(0.10)
Net gain (loss) from investments, futures contracts, swap contracts, written options and foreign currency related items (both realized and unrealized)	0.10	(0.05)	(0.09)	0.42	0.12
Total from investment operations	0.10	(0.02)	(0.07)	0.35	0.02
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.44)	—	—	(0.01)	—
Distributions from net realized gains	—	(0.17)	(0.48)	(0.18)	(0.02)
Total dividends and distributions	(0.44)	(0.17)	(0.48)	(0.19)	(0.02)
Net asset value, end of year	$9.39[1]	$9.73	$9.92[1]	$10.47	$10.31
Total return[4]	1.10%	(0.10)%	(0.68)%	3.45%	0.24%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$4,350	$994	$1,414	$1,267	$1,319
Ratio of net expenses to average net assets	1.10%	1.10%	1.14%	1.26%	1.17%
Ratio of expenses to average net assets excluding securities sold short dividend expense	1.10%	1.10%	1.10%	1.10%	1.11%
Ratio of net investment income (loss) to average net assets	(0.04)%	0.30%	0.19%	(0.65)%	(0.98)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	1.09%	1.13%	0.94%	0.68%	0.65%
Portfolio turnover rate[5]	571%	305%	1,373%	586%	1,021%

1  Includes adjustments in accordance with accounting principles generally accepted in the United States of America and as such, the net asset values for financial reporting purposes and the returns based upon net asset values may differ from the net asset values and returns for shareholder transactions.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than $0.01 per share.

4  Total returns are historical and include change in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the years shown, total returns would have been lower.

5  Portfolio turnover is calculated by dividing the lesser of total purchases or sales of portfolio securities for the reporting period by the monthly average of portfolio securities owned during the reporting period. Excluded from both the numerator and denominator are amounts relating to derivatives and securities whose maturities or expiration dates at the time of acquisition were one year or less.

See Accompanying Notes to Consolidated Financial Statements.
32

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements
October 31, 2020

Note 1. Organization

Credit Suisse Multialternative Strategy Fund (the "Fund"), a series of Credit Suisse Opportunity Funds (the "Trust"), a Delaware statutory trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a non-diversified open-end management investment company that seeks to achieve total return consistent with the risk and return patterns of a diversified universe of hedge funds. The Trust was organized under the laws of the State of Delaware as a business trust on May 31, 1995.

Credit Suisse Asset Management, LLC ("Credit Suisse"), the investment adviser to the Fund, is registered as an investment adviser with the Securities and Exchange Commission and as a Commodity Pool Operator with the Commodity Futures Trading Commission. The Fund intends to gain exposure to commodity derivatives through investing in a wholly-owned subsidiary, Credit Suisse Cayman Multialternative Strategy Fund, Ltd. (the "Subsidiary"), organized under the laws of the Cayman Islands. The Subsidiary invests in commodity-linked derivative instruments, such as swaps and futures. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivatives positions.

The Subsidiary is managed by the same portfolio managers that manage the Fund and the accompanying financial statements reflect the financial position of the Fund and the Subsidiary and the results of operations on a consolidated basis. The consolidated financial statements include portfolio holdings of the Fund and the Subsidiary and all intercompany transactions and balances have been eliminated. The Fund may invest up to 25% of its total assets in the Subsidiary. As of October 31, 2020, the Fund held $7,126,886 in the Subsidiary, representing 13.8% of the Fund's consolidated net assets. For the year ended October 31, 2020, the net realized gain on securities and other financial instruments held in the Subsidiary was $851,144.

Subsequent references to the Fund within the Notes to Consolidated Financial Statements collectively refer to the Fund and the Subsidiary, unless the context otherwise requires.

The Fund offers two classes of shares: Class I shares and Class A shares. Each class of shares represents an equal pro rata interest in the Fund, except the share classes bear different expenses. Class A shares are sold subject to a front-end sales charge of up to 5.25%. Class I shares are sold without a sales charge.

33

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Fund in the preparation of its consolidated financial statements. The policies are in accordance with generally accepted accounting principles in the United States of America ("GAAP"). The preparation of consolidated financial statements requires management to make estimates and assumptions that affect the reported amounts and disclosures in the consolidated financial statements. Actual results could differ from those estimates. The Fund is considered an investment company for financial reporting purposes under GAAP and follows the accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946 — Financial Services — Investment Companies.

A) SECURITY VALUATION — The Board of Trustees (the "Board") is responsible for the Fund's valuation process. The Board has delegated the supervision of the daily valuation process to Credit Suisse Asset Management, LLC, the Fund's investment adviser ("Credit Suisse" or the "Adviser"), who has established a Pricing Committee which, pursuant to the policies adopted by the Board, is responsible for making fair valuation determinations and overseeing the Fund's pricing policies. The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. For certain international equity securities, in order to adjust for events which may occur between the close of the foreign exchanges and the close of the Exchange, a fair valuation model may be used. This fair valuation model takes into account comparisons to the valuation of American Depository Receipts (ADRs), exchange-traded funds, futures contracts and certain indices and these securities are categorized as Level 2. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional "round lot" size, but some trades occur in smaller "odd lot" sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of

34

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

the underlying index. Option contracts on securities, currencies, indices, futures contracts, swaps and other instruments are valued at the mid-point between the last bid and ask quotations as of the close of trading on the exchange on which the option is traded. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over-the-counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, these securities will be fair valued in good faith by the Pricing Committee, in accordance with procedures adopted by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•  Level 1  –  quoted prices in active markets for identical investments

35

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

•  Level 2  –  other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3  –  significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2020 in valuing the Fund's assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks	$1,966,763	$526,978	$—	$2,493,741
Exchange-traded Funds	6,922,741	—	—	6,922,741
United States Treasury Obligations	—	24,487,551	—	24,487,551
Short-term Investments	—	1,733,475	—	1,733,475
	$8,889,504	$26,748,004	$—	$35,637,508
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$94,634	$—	$94,634
Futures Contracts	541,397	—	—	541,397
Swap Contracts	—	1,209,315	—	1,209,315
Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Forward Foreign Currency Contracts	$—	$19,611	$—	$19,611
Futures Contracts	685,365	—	—	685,365
Swap Contracts	—	1,301,347	—	1,301,347

*  Other financial instruments include unrealized appreciation (depreciation) on forward foreign currency contracts, futures and swap contracts.

For the year ended October 31, 2020, there were no transfers among Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

B) DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES — The Fund adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that a fund disclose (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance and cash flows. For the year ended October 31, 2020, the Fund's derivatives did not qualify for hedge accounting as they are held at fair value.

36

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

The following table presents the fair value and the location of derivatives within the Consolidated Statement of Assets and Liabilities at October 31, 2020 and the effect of these derivatives on the Consolidated Statement of Operations for the year ended October 31, 2020.

Primary Underlying Risk	Derivative Assets(1)	Derivative Liabilities(1)	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)
Foreign currency exchange rate
Forward contracts	$94,634	$19,611	$(289,995)	$55,938
Futures contracts(2)	8,343	18,751	(134,599)	12,962
Interest rate
Futures contracts(2)	31,338	98,264	2,946,980	(631,500)
Swap contracts	—	12,440	(44,326)	240,359
Equity price
Futures contracts(2)	21,570	106,971	(367,470)	142,116
Swap contracts	643,111	665,679	451,333	(1,368,492)
Purchased options	—	—	(689,985)	—
Written options	—	—	(5,822)	—
Credit risk
Swap contracts	198,860	92,578	24,265	212,129
Commodity price
Futures contracts(2)	480,146	461,379	599,070	83,794
Swap contracts	367,344	530,650	538,732	273,064
Total	$1,845,346	$2,006,323	$3,028,183	$(979,630)

(1)  Generally, the balance sheet location for asset derivatives is receivables/net unrealized appreciation (depreciation) and for liability derivatives is payables/net unrealized appreciation (depreciation).

(2)  Includes cumulative appreciation (depreciation) of futures contracts as reported in the Consolidated Schedule of Investments. Only variation margin is reported within the receivables and/or payables on the Consolidated Statement of Assets and Liabilities.

For the year ended October 31, 2020, the Fund held average monthly value on a net basis of $17,119,705 in forward foreign currency contracts and average monthly notional values on a net basis of $43,537,040 and $37,774,839 in long futures contracts and short futures contracts and $199,996,822 in swap contracts, respectively. For the year ended October 31, 2020, the Fund received average monthly premiums of $18,538 from put written options contracts and $28,901 from call written options contracts.

The Fund is a party to International Swap and Derivatives Association, Inc. ("ISDA") Master Agreements ("Master Agreements") with certain counterparties that govern over-the-counter derivative (including Total Return, Credit Default and Interest Rate Swaps) and foreign exchange contracts entered into by the Fund. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination.

37

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

Termination events applicable to the Fund may occur upon a decline in the Fund's net assets below a specified threshold over a certain period of time.

The following table presents by counterparty the Fund's derivative assets, net of related collateral held by the Fund, at October 31, 2020:

Counterparty	Gross Amount of Derivative Assets Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Received	Cash Collateral Received(b)	Net Amount of Derivative Assets
Barclays Bank PLC	$110,640	$(110,640)	$—	$—	$—
BNP Paribas	67,532	(67,532)	—	—	—
Goldman Sachs	209,015	(209,015)	—	—	—
JPMorgan Chase	452,214	(201,092)	—	—	251,122
Macquarie Bank Ltd.	248,017	—	—	—	248,017
Morgan Stanley	56,850	(56,850)	—	—	—
Societe Generale	159,681	(88,656)	—	—	71,025
	$1,303,949	$(733,785)	$—	$—	$570,164

The following table presents by counterparty the Fund's derivative liabilities, net of related collateral pledged by the Fund, at October 31, 2020:

Counterparty	Gross Amount of Derivative Liabilities Presented in the Consolidated Statement of Assets and Liabilities(a)	Financial Instruments and Derivatives Available for Offset	Non-Cash Collateral Pledged	Cash Collateral Pledged(b)	Net Amount of Derivative Liabilities
Bank of America	$69,785	$—	$—	$—	$69,785
Barclays Bank PLC	246,433	(110,640)	—	—	135,793
BNP Paribas	139,350	(67,532)	—	—	71,818
Citigroup	9,684	—	—	—	9,684
Goldman Sachs	276,237	(209,015)	—	(67,222)	—
JPMorgan Chase	201,092	(201,092)	—	—	—
Morgan Stanley	289,721	(56,850)	—	(232,871)	—
Societe Generale	88,656	(88,656)	—	—	—
	$1,320,958	$(733,785)	$—	$(300,093)	$287,080

(a)  Swap contracts and forward foreign currency exchange contracts are included.

(b)  The actual collateral pledged may be more than the amounts shown.

C) FOREIGN CURRENCY TRANSACTIONS — The books and records of the Fund are maintained in US dollars. Transactions denominated in foreign currencies are recorded at the current prevailing exchange rates. All assets and liabilities denominated in foreign currencies, including purchases and sales of investments, and income and expenses, are translated into US dollar amounts on the date of those transactions.

38

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

Reported net realized gain (loss) from foreign currency transactions arises from sales of foreign currencies; currency gains or losses realized between the trade and settlement dates on securities transactions; and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net change in unrealized gains and losses on translation of assets and liabilities denominated in foreign currencies arises from changes in the fair values of assets and liabilities, other than investments, at the end of the period, resulting from changes in exchange rates.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of investments held. Such fluctuations are included with net realized and unrealized gain or loss from investments in the Consolidated Statement of Operations.

D) SECURITY TRANSACTIONS AND INVESTMENT INCOME/ EXPENSE — Security transactions are accounted for on a trade date basis. Interest income/expense is recorded on the accrual basis. The Fund amortizes premiums and accretes discounts using the effective interest method. Dividend income/expense is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Certain expenses are class-specific expenses, vary by class and are charged only to that class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. To the extent any issuer defaults or a credit event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

E) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income, if any, are declared and paid quarterly. Distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Dividends and distributions to shareholders of the Fund are recorded on the ex-dividend

39

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

date and are determined in accordance with federal income tax regulations, which may differ from GAAP.

F) FEDERAL AND OTHER TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended (the "Code"), and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

In order to qualify as a RIC under the Code, the Fund must meet certain requirements regarding the source of its income, the diversification of its assets and the distribution of its income. One of these requirements is that the Fund derive at least 90% of its gross income for each taxable year from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, other income derived with respect to its business of investing in such stock, securities or currencies or net income derived from interests in certain publicly-traded partnerships ("Qualifying Income"). The Internal Revenue Service ("IRS") has issued a ruling that income realized from certain types of commodity-linked derivatives would not be Qualifying Income. As a result, the Fund's ability to realize income from investments in such commodity-linked derivatives as part of its investment strategy would be limited to a maximum of 10% of its gross income.

If the Fund is unable to ensure continued qualification as a RIC, the Fund may be required to change its investment objective, policies or techniques, or may be liquidated. If the Fund fails to qualify as a RIC, the Fund will be subject to federal income tax on its net income and capital gains at regular corporate rates (without reduction for distributions to shareholders). If the Fund were to fail to qualify as a RIC and become subject to federal income tax, shareholders of the Fund would be subject to the risk of diminished returns. The Fund adopted the authoritative guidance for uncertainty in income taxes and recognizes a tax benefit or liability from an uncertain position only if it is more likely than not that the position is sustainable based solely on its technical merits and consideration of the relevant taxing authority's widely understood administrative practices and procedures. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

40

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

G) CASH — The Fund's uninvested cash balance is held in an interest bearing variable rate demand deposit account at State Street Bank and Trust Company ("SSB"), the Fund's custodian.

H) SHORT SALES — When the Fund engages in a short sale, the collateral for the short position will be maintained by the Fund's custodian or qualified sub-custodian. While the short sale is open, the Fund will maintain in a segregated account an amount of liquid securities equal in value to its obligation to the securities sold short. The collateral amounts required are determined daily by reference to the market value of the short positions. Short sales expose the Fund to the risk that it will be required to cover its short position at a time when the securities have appreciated in value, thus resulting in a loss to the Fund. The Fund's loss on a short sale could theoretically be unlimited in a case where the Fund is unable, for whatever reason, to close out its short position. Short sales also involve transaction and other costs that will reduce potential gains and increase potential Fund losses. The use by the Fund of short sales in combination with long positions in the Fund in an attempt to improve performance may not be successful and may result in greater losses or lower positive returns than if the Fund held only long positions. It is possible that the Fund's long equity positions will decline in value at the same time that the value of the securities it has sold short increases, thereby increasing potential losses to the Fund. In addition, the Fund's short selling strategies may limit its ability to fully benefit from increases in the equity markets. Short selling also involves a form of financial leverage that may exaggerate any losses realized by the Fund. Also, there is the risk that the counterparty to a short sale may fail to honor its contractual terms, causing a loss to the Fund. At October 31, 2020, the Fund had no open short positions.

I) FUTURES — The Fund may enter into futures contracts to the extent permitted by its investment policies and objectives. The Fund may use futures contracts to gain exposure to or hedge against changes in interest rates, equity and market price movements and/or currency risks. Upon entering into a futures contract, the Fund is required to deposit cash and/or pledge U.S. Government securities as initial margin with a Futures Commission Merchant ("FCM"). Subsequent payments, which are dependent on the daily fluctuations in the value of the underlying instrument, are made or received by the Fund each day (daily variation margin) and are recorded as unrealized gains or losses in the Consolidated Statement of Operations until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction

41

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

and the Fund's basis in the contract. Risks of entering into futures contracts for hedging purposes include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Futures have minimal counterparty credit risk because futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default. In addition, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit and subsequent payments may be required for a futures transaction. The Fund's open futures contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2020, the amount of restricted cash held at brokers related to open futures contracts was $3,232,036.

The Commodity Exchange Act requires an FCM to segregate all customer transactions and assets from the FCM's proprietary activities. A customer's cash and other equity deposited with an FCM are considered commingled with all other customer funds subject to the FCM's segregation requirements. In the event of an FCM's insolvency, recovery may be limited to the Fund's pro-rata share of segregated customer funds available. It is possible that the recovery amount could be less than the total of cash and other equity deposited.

J) FORWARD FOREIGN CURRENCY CONTRACTS — A forward foreign currency exchange contract ("forward currency contract") is a commitment to purchase or sell a foreign currency at the settlement date at a negotiated rate. The Fund will enter into forward currency contracts primarily for hedging foreign currency risk. Forward currency contracts are valued at the prevailing forward exchange rate of the underlying currencies and unrealized gain/loss is recorded daily. On the settlement date of the forward currency contract, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value of the contract at the time it was closed. Certain risks may arise upon entering into forward currency contracts from the potential inability of counterparties to meet the terms of their contracts. The maximum counterparty credit risk to the Fund is measured by the unrealized gain on appreciated contracts. Additionally, when utilizing forward currency contracts to hedge, the Fund forgoes the opportunity to profit from favorable exchange rate movements during the term of the contract. The Fund's open forward currency contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2020, the amount of restricted cash held at brokers related to open forward foreign currency contracts was $0.

42

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

K) SWAPS — The Fund may enter into swaps either for hedging purposes or to seek to increase total return. A swap contract is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset or notional principal amount. A centrally cleared swap is a transaction executed between the Fund and a counterparty, then cleared by a clearing member through a central clearinghouse. The central clearinghouse serves as the counterparty, with whom the Fund exchanges cash flows. The Fund will enter into swap contracts only on a net basis, which means that the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. Risks may arise as a result of the failure of the counterparty to the swap contract to comply with the terms of the swap contract. The extent of the Fund's exposure to credit and counterparty risks is the discounted net value of the cash flows to be received from the counterparty over the contract's remaining life, to the extent that the amount is positive. These risks are mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty. Therefore, the Fund considers the creditworthiness of each counterparty as well as the amounts posted by the counterparty pursuant to the master netting agreement to a swap contract in evaluating potential credit risk. Additionally, risks may arise from unanticipated movements in interest rates or in the value of the underlying reference asset or index.

The Fund may enter into total return swap contracts, involving commitments to pay interest in exchange for a market-linked return, both based on notional amounts. The Fund may invest in total return swap contracts for hedging purposes or to seek to increase total return. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from or make a payment to the counterparty.

The Fund may enter into credit default swap agreements either as a buyer or seller. The Fund may buy a credit default swap to attempt to mitigate the risk of default or credit quality deterioration in one or more individual holdings or in a segment of the fixed income securities market. The Fund may sell a credit default swap in an attempt to gain exposure to an underlying issuer's credit quality characteristics without investing directly in that issuer.

43

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

The Fund bears the risk of loss of the amount expected to be received under a credit default swap agreement in the event of the default or bankruptcy of the counterparty. The Fund will enter into swap agreements only with counterparties that meet certain standards of creditworthiness (generally, such counterparties would have to be eligible counterparties under the terms of the Fund's repurchase agreement guidelines). Credit default swap agreements are generally valued at a price at which the counterparty to such agreement would terminate the agreement.

The Fund records unrealized gains or losses on a daily basis representing the value and the current net receivable or payable relating to open swap contracts. Net amounts received or paid on the swap contract are recorded as realized gains or losses. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation from swap contracts. Realized gains and losses from terminated swaps are included in net realized gains/losses from swap contracts. Upon entering into a centrally cleared swap, the Fund is required to deposit with a financial intermediary cash or securities ("initial margin") in an amount equal to a certain percentage of the notional amount of the swap. Subsequent payments ("variation margin") are made or received by the Fund dependent upon the daily fluctuations in the value of the swap. In a cleared swap transaction, counterparty risk is minimized as the central clearinghouse acts as the counterparty. The Fund's open swap contracts are disclosed in the Consolidated Schedule of Investments. At October 31, 2020, the amounts of restricted cash held at brokers related to open swap contracts for the Fund was $7,907,462.

L) OPTION CONTRACTS — The Fund will enter into options contracts to gain exposure to risk volatility based assets. When the Fund purchases an option, it pays a premium and the option is subsequently marked to market to reflect current value. Premiums paid for purchasing options which expire are treated as realized losses. Premiums paid for purchasing options which are exercised or closed are added to the cost or deducted from the proceeds on the underlying instrument to determine the realized gain or loss. The risk associated with purchasing options is limited to the premium paid.

When the Fund writes an option, an amount equal to the net premium received (the premium less commission) is recorded as a liability and is subsequently adjusted to the current value. Net premiums received for written options which expire are treated as realized gains. Net premiums received for written options which are exercised or closed are deducted from the cost or

44

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

added to the proceeds on the underlying instrument or closing purchase transaction to determine the realized gain or loss. The Fund, as writer of a written option, bears the risk of an unfavorable change in the market value of the instrument underlying the written option.

Exchange-traded options have standardized contracts and are settled through a clearing house with fulfillment guaranteed by the credit of the exchange. Therefore, counterparty credit risks to the Fund are limited. Over-the-counter options are subject to the risk that the counterparty is unable or unwilling to meet its obligations under the option. As of October 31, 2020, the Fund held no open written option contracts. At October 31, 2020, the amount of restricted cash held at brokers related to option contracts was $1,175,715.

M) SECURITIES LENDING — The initial collateral received by the Fund is required to have a value of at least 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). The collateral is maintained thereafter at a value equal to at least 102% of the current market value of the securities on loan. The market value of loaned securities is determined at the close of each business day of the Fund and any additional required collateral is delivered to the Fund, or excess collateral returned by the Fund, on the next business day. Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. The remaining maturities of the securities lending transactions are considered overnight and continuous. Loans are subject to termination by the Fund or the borrower at any time.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. As of October 31, 2020, the Fund had outstanding loans of securities to certain approved brokers for which the Fund received collateral:

Market Value of Loaned Securities	Market Value of Cash Collateral	Total Collateral
$1,662,542	$1,733,475	$1,733,475

45

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

The following table presents financial instruments that are subject to enforceable netting arrangements as of October 31, 2020.

Gross Amounts Not Offset in the Statement of Assets and Liabilities
Gross Asset Amounts Presented in Statement of Assets and Liabilities(a)	Collateral Received(b)	Net Amount (not less than $0)
$1,662,542	$(1,662,542)	$—

(a)  Represents market value of loaned securities at year end.

(b)  The actual collateral received is greater than the amount shown here due to collateral requirements of the security lending agreement.

During the year ended October 31, 2020, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $38,817, of which $8,464 was rebated to borrowers (brokers). The Fund retained $22,768 in income from the cash collateral investment, and SSB, as lending agent, was paid $7,585. Securities lending income is accrued as earned.

N) OTHER — In the normal course of business the Fund trades financial instruments and enters into financial transactions for which risk of potential loss exists due to changes in the market (market risk) or failure of the other party to a transaction to perform (credit risk). Similar to credit risk, the Fund may be exposed to counterparty risk, including with respect to securities lending, or the risk that an institution or other entity with which the Fund has unsettled or open transactions will default. The potential loss could exceed the value of the financial assets recorded in the consolidated financial statements. Financial assets, which potentially expose the Fund to credit risk, consist principally of cash due from counterparties and investments. The extent of the Fund's exposure to credit and counterparty risks in respect to these financial assets approximates their carrying value as recorded in the Fund's Consolidated Statement of Assets and Liabilities.

O) FOREIGN INVESTMENTS RISK — The Fund may have elements of risk not typically associated with investments in the U.S. due to concentrated investments in a limited number of countries or regions, which may vary throughout the year. Such concentrations may subject the Fund to additional risks resulting from political or economic conditions in such countries or regions and the possible imposition of adverse governmental laws or currency exchange restrictions could cause the securities and their markets to be less liquid and their prices to be more volatile than those of comparable U.S. securities.

46

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 2. Significant Accounting Policies (continued)

Because the Fund may invest a significant portion of its assets in these markets, it is subject to greater risks of adverse events that occur in those markets and may experience greater volatility than a Fund that is more broadly diversified geographically.

P) RECENT ACCOUNTING PRONOUNCEMENTS — In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement ("ASU 2018-13"). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019. Management is currently assessing the potential impact of these changes to future financial statements.

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser and co-administrator for the Fund. Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 1.04% of the Fund's average daily net assets. For the year ended October 31, 2020, investment advisory and administration fees earned and fees waived/expenses reimbursed by Credit Suisse were $545,033 and $571,585, respectively. Credit Suisse has contractually agreed to limit expenses so that the Fund's annual operating expenses do not exceed 0.85% of the Fund's average daily net assets for Class I shares and 1.10% of the Fund's average daily net assets for Class A shares. The Fund is authorized to reimburse Credit Suisse for management fees previously limited and/or for expenses previously reimbursed by Credit Suisse, provided, however, that any reimbursements must be paid at a date not more than thirty-six months following the applicable month during which such fees were limited or expenses were reimbursed by Credit Suisse and the reimbursements do not cause the Fund to exceed the applicable expense limitation in the contract at the time the fees are recouped. This contract may not be terminated before February 28, 2022.

The amounts waived and reimbursed by Credit Suisse, which are available for potential future recoupment by Credit Suisse, and the expiration schedule at October 31, 2020 are as follows:

	Fee waivers/expense reimbursements subject to recoupment	Expires October 31, 2021*	Expires October 31, 2022*	Expires October 31, 2023
Class I	$2,332,659	$929,934	$853,318	$549,407
Class A	46,833	12,157	12,498	22,178
Totals	$2,379,492	$942,091	$865,816	$571,585

*  The Subsidiary expenses are not eligible for recoupment.

47

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 3. Transactions with Affiliates and Related Parties (continued)

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended October 31, 2020, co-administrative services fees earned by SSB (including out-of-pocket expenses) with respect to the Fund were $15,463.

Credit Suisse Securities (USA) LLC ("CSSU"), an affiliate of Credit Suisse, serves as the distributor of the Fund's shares. Pursuant to a distribution plan adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSSU receives fees for its distribution services. These fees are calculated at an annual rate of 0.25% of the average daily net assets of the Class A shares. For the year ended October 31, 2020, the Fund paid Rule 12b-1 distribution fees of $5,084 for Class A shares. Class I shares are not subject to Rule 12b-1 distribution fees.

Certain brokers, dealers and financial representatives provide transfer agent-related services to the Fund and receive compensation from the Fund. For the year ended October 31, 2020, the Fund paid $43,619, which is included within transfer agent fees in the Consolidated Statement of Operations.

For the year ended October 31, 2020, CSSU and its affiliates advised the Fund that there were no commissions earned on the sale of Class A shares.

Credit Suisse made a reimbursement of $68,696 relating to an operational error, which was booked to Capital Share Transactions on the Statement of Changes in Net Assets. If Credit Suisse did not make the reimbursement, Class I's total return would have been 0.11% lower.

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a committed, unsecured line of credit facility ("Credit Facility"), with SSB in an aggregated amount of $250 million for temporary or emergency purposes under a first-come, first-served basis. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at either the Overnight Federal Funds rate or the Overnight LIBOR rate plus a spread. At October 31, 2020 and during the year ended October 31, 2020, the Fund had no borrowings outstanding under the Credit Facility.

48

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 5. Purchases and Sales of Securities

For the year ended October 31, 2020, purchases and sales of investment securities (excluding short-term investments) and U.S. Government and Agency Obligations were as follows:

Investment Securities		U.S. Government/ Agency Obligations
Purchases	Sales	Purchases	Sales
$27,441,608	$20,463,117	$0	$0

Note 6. Capital Share Transactions

The Fund is authorized to issue an unlimited number of full and fractional shares of beneficial interest, $.001 par value per share. The Fund offers Class I and Class A shares. Transactions in capital shares for each class of the Fund were as follows:

	Class I
	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	5,647,278	$53,675,203	5,009,238	$49,546,498
Shares issued in reinvestment of dividends and distributions	363,815	3,430,774	189,642	1,801,599
Shares redeemed	(8,591,776)	(82,034,685)	(8,105,787)	(78,320,344)
Net decrease	(2,580,683)	$(24,928,708)	(2,906,907)	$(26,972,247)
	Class A
	For the Year Ended October 31, 2020		For the Year Ended October 31, 2019
	Shares	Value	Shares	Value
Shares sold	444,731	$4,321,677	15,138	$148,634
Shares issued in reinvestment of dividends and distributions	3,829	35,688	2,124	19,963
Shares redeemed	(87,567)	(837,196)	(57,597)	(562,507)
Net increase (decrease)	360,993	$3,520,169	(40,335)	$(393,910)

On October 31, 2020, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Class I	4	97%
Class A	3	76%

The Fund's performance may be negatively impacted in the event one or more of the Fund's greater than 5% shareholders were to redeem at a given time. Some of the shareholders may be omnibus accounts, which hold shares on behalf of individual shareholders.

49

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 7. Income Tax Information and Distributions to Shareholders

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax character of dividends paid by the Fund during the fiscal years ended October 31, 2020 and 2019, respectively, was as follows:

Ordinary Income		Long-Term Capital Gain
2020	2019	2020	2019
$3,482,358	$1,707,836	$0	$120,756

The tax basis components of distributable earnings differ from the amounts reflected in the Consolidated Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to differing treatments of wash sales, mark to market of forward contracts, futures contracts, swap contracts, Subsidiary adjustments and deferred organizational expenses.

At October 31, 2020, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$2,555,364
Accumulated net realized loss	(8,054,187)
Unrealized depreciation	(455,792)
$(5,954,615)

At October 31, 2020, the Fund had $7,899,605 of unlimited short-term capital loss carryforwards and $154,582 of unlimited long-term capital loss carryforwards available to offset possible future capital gains.

At October 31, 2020, the cost and net unrealized appreciation (depreciation) of investments and derivatives for income tax purposes were as follows:

Cost of Investments	$43,201,139
Unrealized appreciation	$1,702,168
Unrealized depreciation	(2,162,845)
Net unrealized appreciation (depreciation)	$(460,677)

To adjust for current period permanent book/tax differences which arose principally from differing book/tax treatment of foreign currency gain/loss, Subsidiary cumulative income/loss and swap gain/loss, paid-in capital was credited $492,477 and distributable earnings/loss was charged $492,477. Net assets were not affected by this reclassification.
50

Credit Suisse Multialternative Strategy Fund
Notes to Consolidated Financial Statements (continued)
October 31, 2020

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Subsequent Events

In preparing the financial statements as of October 31, 2020, management considered the impact of subsequent events for potential recognition or disclosure in these financial statements through the date of release of this report. No such events requiring recognition or disclosure were identified through the date of the release of this report.

51

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Credit Suisse Opportunity Funds and Shareholders of
Credit Suisse Multialternative Strategy Fund

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Credit Suisse Multialternative Strategy Fund (one of the funds constituting Credit Suisse Opportunity Funds, referred to hereafter as the "Fund") as of October 31, 2020, the related consolidated statements of operations and changes in net assets, including the related notes, and the financial highlights for the year ended October 31, 2020 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of October 31, 2020, and the results of its operations, changes in its net assets and the financial highlights for the year ended October 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

The consolidated financial statements of the Fund as of and for the year ended October 31, 2019 and the consolidated financial highlights for each of the periods ended on or prior to October 31, 2019 (not presented herein, other than the consolidated statement of changes in net assets and the consolidated financial highlights) were audited by other auditors whose report dated December 20, 2019 expressed an unqualified opinion on those consolidated financial statements and consolidated financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's financial statements based on our audit. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audit included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included

52

Credit Suisse Multialternative Strategy Fund
Report of Independent Registered Public Accounting Firm

examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of October 31, 2020 by correspondence with the custodian, and brokers, when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
December 23, 2020

We have served as the auditor of one or more Credit Suisse Asset Management, LLC investment companies since 2020.

53

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Laura A. DeFelice c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1959)	Trustee, Nominating and Audit Committee member	Since 2017	Partner of Acacia Properties LLC (multi-family and commercial real estate ownership and operation) from 2008 to present; Stonegate Advisors LLC (renewable energy and energy efficiency) from 2007 to present.	9	None
Jeffrey E. Garten c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1946)	Trustee, Nominating and Audit Committee member	Since Fund Inception	Dean Emeritus of Yale School of Management from July 2015 to present; The Juan Trippe Professor in the Practice of International Trade, Finance and Business, Yale School of Management, from July 2005 to July 2015; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to June 2017.	9

Director of Aetna, Inc. (insurance company) from January 1999 to 2019; Director of CarMax Group (used car dealers) from January 2002 to 2019; Director of Miller Buckfire & Co., LLC (financial restructuring) from January 2008 to 2019.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

54

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Independent Trustees
Mahendra R. Gupta c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Nominating Committee member and Audit Committee Chairman	Since 2017	Professor, Washington University in St. Louis from July 1990 to present; Dean of Olin Business School at Washington University in St. Louis from July 2005 to July 2016; Partner, R.J. Mithaiwala (food manufacturing and retail, India) from March 1977 to present; Partner, F.F.B. Corporation (agriculture, India) from March 1977 to present; Partner, RPMG Research Corporation (benchmark research) from July 2001 to present.	9

Director of Caleres Inc. (footwear) from May 2012 to present; Director of Koch Development Corporation (real estate development) from November 2017 to present; Director of Supernova (fin-tech) from June 2014 to September 2018.

Steven N. Rappaport c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1948)	Chairman of the Board, Nominating Committee Chairman and Audit Committee member	Trustee since Fund Inception and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present; Partner of Backstage Acquisition Holdings, LLC (publication job postings) from November 2013 to 2018.	9

Director of Aberdeen Emerging Markets Equity Income Fund, Inc., (a closed-end investment company); Director of Aberdeen Funds (20 open-end portfolios); Director of iCAD, Inc. (surgical & medical instruments & apparatus company) from 2006 to 2018.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

55

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Trusteeships Held by Trustee During Past Five Years
Interested Trustee
John G. Popp[2] Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1956)	Trustee, Chief Executive Officer and President	Trustee since 2017 Chief Executive Officer and President since 2010	Managing Director of Credit Suisse; Global Head and Chief Investment Officer of the Credit Investments Group; Associated with Credit Suisse or its predecessor since 1997; Officer of other Credit Suisse Funds.	9	None.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

2 Mr. Popp is an "interested person" of the Trust, as defined in the 1940 Act, by virtue of his current position as an officer of Credit Suisse.

56

Credit Suisse Multialternative Strategy Fund
Information Concerning Trustees and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers*
Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since Fund Inception	Managing Director and Global Head of Compliance of Credit Suisse since 2010; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.
Lou Anne McInnis Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Legal Officer	Since 2015

Director of Credit Suisse; Associated with Credit Suisse since April 2015; Counsel at DLA Piper US LLP from 2011 to April 2015; Associated with Morgan Stanley Investment Management from 1997 to 2010; Officer of other Credit Suisse Funds.

Omar Tariq Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1983)	Chief Financial Officer and Treasurer	Since 2019	Director of Credit Suisse since March 2019; Senior Manager of PriceWaterhouseCoopers, LLP from September 2010 to March 2019; Officer of other Credit Suisse Funds.
Karen Regan Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1963)	Vice President and Secretary	Since 2010	Vice President of Credit Suisse; Associated with Credit Suisse since December 2004; Officer of other Credit Suisse Funds.

1 Subject to the Trust's retirement policy, each Trustee may continue to serve as a Trustee until the last day of the calendar year in which the applicable Trustee attains age 75. Officer serves until his or her respective successor has been duly elected and qualified.

* The officers of the Fund shown are officers that make policy decisions.

The Statement of Additional Information includes additional information about the Trustees and is available, without charge, upon request, by calling 877-870-2874.

57

Credit Suisse Multialternative Strategy Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12-month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-877-870-2874

•  On the Fund's website, www.credit-suisse.com/us/funds

•  On the website of the Securities and Exchange Commission, www.sec.gov

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC as an exhibit to its reports on Form N-PORT, and for reporting periods ended prior to March 31, 2019, filed such information on Form N-Q. The Fund's Forms N-PORT and N-Q are available on the SEC's website at www.sec.gov.

58

P.O. BOX 219916, KANSAS CITY, MO 64121-9916

877-870-2874 ■ www.credit-suisse.com/us/funds

CREDIT SUISSE SECURITIES (USA) LLC, DISTRIBUTOR.  MSF-AR-1020

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended October 31, 2020. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended October 31, 2020.

Item 3. Audit Committee Financial Expert.

The registrant's governing board has determined that it has two audit committee financial experts serving on its audit committee: Mahendra R. Gupta and Steven N. Rappaport. Each audit committee financial expert is "independent" for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant showing the amount of fees billed to the registrant during the registrant’s last two fiscal years by PricewaterhouseCoopers LLP (“PwC”), the registrant’s current independent registered public accounting firm, and the registrant’s former independent registered public accounting firm. The audit fees billed to the registrant for the fiscal year 2020 are the only fees that have been billed to the registrant by PwC. All other fees listed in the tables below were billed to the registrant by the registrant’s former independent registered public accounting firm. For engagements with PwC and the registrant’s former independent registered public accounting firm the Audit Committee approved in advance all audit services and non-audit services that PwC and the registrant’s former independent registered public accounting firm provided to the registrant for its fiscal years ended October 31, 2019 and October 31, 2020.

	2019	2020
Audit Fees	$175,600	$175,600
Audit-Related Fees[1]	$34,736	$-
Tax Fees[2]	$13,680	$19,760
All Other Fees	$-	$-
Total	$224,016	$195,360

1 Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($34,736 for 2019 and $0 for 2020).

2 Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended October 31, 2019 and by PwC for the fiscal year ended October 31, 2020 to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”).

	2019	2020
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended October 31, 2019 and by PwC for the fiscal year ended October 31, 2020 to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2019	2020
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by the registrant’s former independent registered public accounting firm for the fiscal year ended October 31, 2019 and by PwC for the fiscal year ended October 31, 2020 to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X:

	2019	2020
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by the registrant’s former independent registered public accounting firm for the fiscal year ended October 31, 2019 and by PwC for the fiscal year ended October 31, 2020 for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers were $0 and $0, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None.

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the most recent fiscal half-year covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 13. Exhibits.

(a)(1)	Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)	The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)	Not applicable.

(b)	The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

(other) Iran related activities disclosure requirement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE OPPORTUNITY FUNDS

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: December 30, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ John G. Popp
Name: John G. Popp
Title: Chief Executive Officer and President
Date: December 30, 2020

/s/ Omar Tariq
Name: Omar Tariq
Title: Chief Financial Officer and Treasurer
Date: December 30, 2020